UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 73.7%
Argentina – 1.1%
Republic of Argentina (NR/NR)
	$280,407	8.280	%(a)	12/31/33	$ 320,611
	750,000	0.000	(b)	12/15/35	73,875
	10,000	2.500	(a)	12/31/38	6,225

					400,711

Brazil – 5.9%
Brazil Letras do Tesouro Nacional (BBB-/Baa3)(c)
BRL	144,000	0.000		04/01/16	35,170
Brazil Notas do Tesouro Nacional (BBB-/Baa3)
	2,750,000	10.000		01/01/18	626,626
	1,273,000	10.000		01/01/19	275,981
	1,000,000	10.000		01/01/21	200,822
	1,308,000	10.000		01/01/23	247,404
	1,284,000	10.000		01/01/25	231,598
	1,579,491	6.000		08/15/50	336,103
Federal Republic of Brazil (BB+/Baa3)
	$230,000	2.625		01/05/23	174,800

					2,128,504

Chile – 0.3%
Republic of Chile (AA-/Aa3)
CLP	83,500,000	5.500		08/05/20	121,196

Colombia – 6.2%
Republic of Colombia (NR/Baa2)
COP	192,000,000	4.375		03/21/23	50,524
Republic of Colombia (BBB/NR)
	$200,000	4.500		01/28/26	192,500
Republic of Colombia (BBB/Baa2)
COP	212,000,000	7.750		04/14/21	68,023
	$200,000	4.375		07/12/21	201,000
	310,000	6.125		01/18/41	299,150
Republic of Colombia (BBB+/Baa2)
COP	217,000,000	7.250		06/15/16	68,680
	12,300,000	11.250		10/24/18	4,242
	752,700,000	7.000		05/04/22	223,584
	306,300,000	10.000		07/24/24	106,171
	2,056,700,000	7.500		08/26/26	593,142
	69,800,000	6.000		04/28/28	17,159
	1,448,900,000	7.750		09/18/30	408,024

					2,232,199

Costa Rica – 0.7%
Republic of Costa Rica (BB/Ba1)
	$70,000	9.995		08/01/20	83,300
	200,000	7.158		03/12/45	167,500

					250,800

Croatia – 1.1%
Republic of Croatia (BB/Ba1)
	100,000	6.750		11/05/19	107,000
EUR	100,000	3.875		05/30/22	108,512
	170,000	3.000		03/11/25	167,566

					383,078

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Czech Republic(b) – 0.1%
Czech Republic Government Bond (AA/NR)
CZK	990,000	0.370%		10/27/16	$ 40,171

Dominican Republic – 2.4%
Dominican Republic (NR/NR)
DOP	1,900,000	16.000		07/10/20	50,575
	100,000	16.950		02/04/22	2,875
	5,800,000	10.375		03/04/22	126,076
	4,200,000	11.375		07/06/29	94,000
Dominican Republic (BB-/B1)
	$8,874	9.040		01/23/18	9,373
	150,000	5.875		04/18/24	149,625
	100,000	7.450		04/30/44	100,750
	140,000	6.850	(d)	01/27/45	132,650
	200,000	6.850		01/27/45	189,500

					855,424

El Salvador – 0.5%
El Salvador Government International Bond (B+/Ba3)
	20,000	7.750		01/24/23	19,500
	81,000	5.875		01/30/25	68,141
	40,000	6.375		01/18/27	33,650
	10,000	8.250		04/10/32	9,325
	60,000	7.650		06/15/35	51,150

					181,766

Ethiopia – 0.5%
Republic of Ethiopia (B/B1)
	200,000	6.625		12/11/24	175,750

Free Of Tax – 0.2%
Corporacion Andina de Fomento (AA-/Aa3)
	80,000	1.500		08/08/17	79,649

Guatemala – 0.6%
Republic of Guatemala (BB/Ba1)
	200,000	5.750		06/06/22	209,500

Honduras – 0.6%
Republic of Honduras (B+/B3)
	200,000	7.500		03/15/24	210,500

Hungary – 1.7%
Hungary Government Bond (BB+/Ba1)
EUR	50,000	4.375		07/04/17	57,495
	$30,000	4.125		02/19/18	31,184
EUR	140,000	5.750		06/11/18	169,911
	50,000	6.000		01/11/19	62,276
	$20,000	4.000		03/25/19	20,842
	130,000	6.250		01/29/20	145,092
	70,000	5.375		02/21/23	76,322
	10,000	5.750		11/22/23	11,171
	30,000	5.375		03/25/24	32,898
	10,000	7.625		03/29/41	13,537

					620,728

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – 2.7%
Republic of Indonesia (BB+/Baa3)
	$400,000	3.750%		04/25/22	$ 383,500
	200,000	3.375		04/15/23	185,500
	210,000	4.750	(d)	01/08/26	206,850
	200,000	6.750		01/15/44	214,000

					989,850

Kazakhstan – 1.1%
Republic of Kazakhstan (BBB/Baa2)
	200,000	3.875		10/14/24	188,250
	200,000	5.125	(d)	07/21/25	197,700

					385,950

Kenya – 0.5%
Republic of Kenya (B+/NR)
	200,000	6.875		06/24/24	175,250

Macedonia(d) – 0.3%
Republic of Macedonia (BB-/NR)
EUR	100,000	4.875		12/01/20	107,504

Malaysia – 1.1%
Malaysia Government Bond (NR/A3)
MYR	1,640,000	4.262		09/15/16	386,763

Mexico – 15.2%
Mexican Udibonos (A/A3)
MXN	284,664	4.000		11/08/46	16,708
United Mexican States (NR/NR)(c)
	29,081,920	0.000		01/07/16	1,684,320
	6,390,910	0.000		01/28/16	369,497
	3,508,680	0.000		02/18/16	202,453
United Mexican States (NR/A3)
	7,837,700	4.750		06/14/18	457,224
United Mexican States (A/A3)
	1,938,000	7.750		12/14/17	120,264
	9,503,500	8.500		12/13/18	607,723
	1,738,000	5.000		12/11/19	99,901
	564,200	6.500		06/10/21	33,905
	5,946,300	6.500		06/09/22	355,667
	4,141,700	8.000		12/07/23	269,393
	7,840,700	10.000		12/05/24	576,753
	267,983	4.500		12/04/25	17,094
	800,000	7.500		06/03/27	50,357
	740,200	7.750		11/23/34	47,113
	2,411,600	8.500		11/18/38	164,374
United Mexican States (BBB+/A3)
	$60,000	3.625		03/15/22	60,360
	90,000	4.750		03/08/44	81,990
	30,000	5.550		01/21/45	30,675
	200,000	4.600		01/23/46	177,500
	30,000	5.750		10/12/49	27,975

					5,451,246

Panama – 0.3%
Panama Notas del Tesoro (BBB/NR)
	30,000	4.875		02/05/21	31,377
Republic of Panama (BBB/Baa2)
	70,000	6.700		01/26/36	83,125

					114,502

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Peru – 0.6%
Republic of Peru (A-/A3)
PEN	297,000	5.700	%(d)	08/12/24	$ 78,669
	4,000	8.200		08/12/26	1,232
	521,000	6.950		08/12/31	141,857
	53,000	6.900		08/12/37	14,012

					235,770

Philippines – 0.7%
Republic of Philippines (BBB/Baa2)
	$200,000	5.500		03/30/26	236,750

Poland – 11.2%
Poland Government Bond (A/NR)
PLN	990,000	0.000	(c)	07/25/16	250,364
	1,120,000	2.500		07/25/18	290,906
	1,310,000	3.250		07/25/19	348,255
	4,940,000	1.500		04/25/20	1,222,214
	6,090,000	2.000		04/25/21	1,519,220
Poland Government Bond (A/A2)
	460,000	5.750		10/25/21	138,260
	360,000	5.750		09/23/22	109,222
	480,000	4.000		10/25/23	132,665

					4,011,106

Romania – 0.1%
Republic of Romania (BBB-/Baa3)
EUR	30,000	5.250		06/17/16	33,303

Russia – 3.0%
Russian Federation Bond (BB+/Ba1)
	$400,000	4.875		09/16/23	406,000
Russian Federation Bond (BBB-/Ba1)
RUB	4,720,000	7.000		01/25/23	56,257
	21,220,000	7.000		08/16/23	251,036
	26,130,000	8.150		02/03/27	326,861
	2,410,000	7.050		01/19/28	27,497

					1,067,651

South Africa – 4.9%
Republic of South Africa (NR/NR)
ZAR	1,090,000	8.875		02/28/35	61,873
Republic of South Africa (NR/Baa2)
	8,100,000	7.750		02/28/23	472,021
	3,210,000	8.000		01/31/30	173,704
	5,430,000	8.250		03/31/32	294,834
	180,000	8.500		01/31/37	9,773
	800,000	8.750		01/31/44	43,697
	1,790,000	8.750		02/28/48	97,640
Republic of South Africa (BBB+/Baa2)
	2,720,000	10.500		12/21/26	183,912
Republic of South Africa (BBB-/Baa2)
	$210,000	4.665		01/17/24	199,500
	210,000	5.875		09/16/25	214,620

					1,751,574

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Sri Lanka(d) – 1.3%
Republic of Sri Lanka (B+/B1)
	$200,000	6.000%	01/14/19	$ 196,000
	290,000	6.850	11/03/25	270,425

				466,425

Thailand – 3.2%
Thailand Government Bond (NR/Baa1)
THB	7,552,736	1.250	03/12/28	183,496
Thailand Government Bond (A-/Baa1)
	4,520,000	3.875	06/13/19	134,320
	10,532,115	1.200	07/14/21	276,799
	6,695,000	3.650	12/17/21	200,157
	2,630,000	3.625	06/16/23	78,857
	9,160,000	3.850	12/12/25	283,602

				1,157,231

Turkey – 3.9%
Republic of Turkey (NR/NR)
TRY	130,000	8.500	07/10/19	41,678
	1,500,000	9.400	07/08/20	492,011
Republic of Turkey (NR/Baa3)
	$100,000	7.500	07/14/17	107,000
	300,000	6.750	04/03/18	322,950
	330,000	6.250	09/26/22	358,875
Turkey Government Bond (NR/NR)
TRY	210,000	10.400	03/27/19	71,250

				1,393,764

Venezuela – 1.2%
Republic of Venezuela (CCC/Caa3)
	$40,000	7.750	10/13/19	15,900
	60,000	6.000	12/09/20	22,350
	92,000	9.000	05/07/23	36,570
	54,000	8.250	10/13/24	20,520
	570,000	7.650	04/21/25	210,900
	10,000	11.750	10/21/26	4,450
	60,000	9.250	09/15/27	24,600
	110,000	9.250	05/07/28	42,900
	30,000	11.950	08/05/31	13,275
	90,000	9.375	01/13/34	35,325

				426,790

Vietnam – 0.5%
Socialist Republic of Vietnam (BB-/B1)
	200,000	4.800	11/19/24	191,582

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $28,847,942)				$26,472,987

Corporate Obligations – 17.2%
Australia – 0.1%
Toyota Finance Australia Ltd. (NR/NR)
MXN	330,000	3.760%	07/20/17	$ 18,721

Brazil(b)(e) – 0.6%
Banco do Brasil SA (B/B1)
	$200,000	9.000	06/29/49	130,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Brazil(b)(e) – (continued)
Banco do Brasil SA (B/NR)
	$200,000	6.250%		10/29/49	$ 95,000

					225,000

Chile – 2.5%
AES Gener SA (BBB-/Baa3)
	170,000	5.250		08/15/21	174,037
GNL Quintero SA (BBB/Baa2)
	290,000	4.634	(d)	07/31/29	276,950
	200,000	4.634		07/31/29	191,000
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	100,000	6.125		04/15/16	97,000
	200,000	3.625		04/03/23	171,000

					909,987

Colombia – 0.6%
Banco de Bogota SA (BBB-/Baa2)
	200,000	5.000		01/15/17	201,500
Ecopetrol SA (BBB/Baa2)
	30,000	7.375		09/18/43	25,350

					226,850

Dominican Republic(e) – 1.2%
Aeropuertos Dominicanos Siglo XXI SA (B/B1)
	400,000	9.750		11/13/19	416,000

Ireland – 0.5%
EDC Finance Ltd. (BB/NR)
	200,000	4.875		04/17/20	176,000

Israel(d) – 0.5%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	100,000	2.803		12/30/16	99,750
	100,000	3.839		12/30/18	100,500

					200,250

Ivory Coast(d) – 0.3%
Agromercantil Senior Trust (BB/NR)
	100,000	6.250		04/10/19	100,750

Jamaica(d)(e) – 0.5%
Digicel Group Ltd. (NR/Caa1)
	200,000	8.250		09/30/20	165,000

Kazakhstan – 0.6%
KazMunayGas National Co. JSC (BB+/Baa3)
	190,000	9.125		07/02/18	208,762

Luxembourg – 1.6%
Altice Financing SA (BB-/B1)(d)(e)
EUR	100,000	5.250		02/15/23	108,403
MHP SA (B-/NR)
	$200,000	8.250		04/02/20	174,000
Tupy Overseas SA (BB-/NR)(d)(e)
	200,000	6.625		07/17/24	176,250
Wind Acquisition Finance SA (BB/Ba3)(d)(e)
EUR	110,000	4.000		07/15/20	119,019

					577,672

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mexico – 1.7%
Cemex SAB de CV (B+/NR)(d)(e)
EUR	100,000	4.750%		01/11/22	$ 100,524
Gruma SAB de CV (BBB-/NR)(e)
	$200,000	4.875		12/01/24	203,500
Grupo Televisa SAB (BBB+/Baa1)
	100,000	6.000		05/15/18	107,424
	200,000	6.125	(e)	01/31/46	198,517

					609,965

Netherlands – 1.5%
Greenko Dutch BV (B/NR)(e)
	200,000	8.000		08/01/19	209,815
Helios Towers Finance Netherlands BV (B/NR)(e)
	200,000	8.375		07/15/19	156,775
Myriad International Holding BV (BBB-/Baa3)
	100,000	6.375		07/28/17	104,375
Petrobras Global Finance BV (BB/Ba3)
	10,000	3.000		01/15/19	7,611
	20,000	5.375		01/27/21	14,829
	60,000	4.375		05/20/23	39,544

					532,949

Paraguay – 1.3%
Banco Continental SAECA (BB/Ba1)(e)
	150,000	8.875		10/15/17	150,113
Banco Regional SAECA (BB-/Ba1)(d)
	150,000	8.125		01/24/19	152,625
Telefonica Celular del Paraguay SA (NR/Ba3)(e)
	200,000	6.750		12/13/22	184,000

					486,738

Peru – 1.9%
Abengoa Transmision Sur SA (BBB-/NR)(d)
	200,000	6.875		04/30/43	207,500
Corp Lindley SA (BBB/NR)
	290,000	6.750		11/23/21	316,100
	150,000	4.625		04/12/23	148,500

					672,100

Philippines – 0.3%
Energy Development Corp. (NR/NR)
	100,000	6.500		01/20/21	109,484

Turkey(e) – 0.5%
Global Liman Isletmeleri (NR/B1)
	200,000	8.125		11/14/21	176,275

United Arab Emirates(d) – 0.6%
Ruwais Power Co. PJSC (A-/A3)
	200,000	6.000		08/31/36	213,750

Venezuela – 0.4%
Petroleos de Venezuela SA (CCC/NR)
	20,000	9.000		11/17/21	8,100
	130,000	6.000		05/16/24	48,133
	240,000	6.000		11/15/26	88,500

					144,733

TOTAL CORPORATE OBLIGATIONS (Cost $6,439,275)					$ 6,170,986

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – 4.0%
Indonesia – 4.0%
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)
IDR	3,000,000,000	8.375%		03/19/24	$ 211,171
	4,100,000,000	9.000	(d)	03/19/29	296,944
	2,200,000,000	8.250	(d)	06/17/32	146,520
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(d)
	2,498,000,000	9.000		03/19/29	180,919
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(d)
	5,570,000,000	8.375		03/19/24	392,074
	1,026,000,000	9.000		03/19/29	74,308
	1,110,000,000	9.000		03/19/29	80,392
	1,050,000,000	8.750		05/19/31	74,798

TOTAL STRUCTURED NOTES (Cost $1,560,238)					$ 1,457,126

Municipal Debt Obligations – 1.2%
Puerto Rico – 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CCC-/Caa3)
	$20,000	6.000%		07/01/44	$ 13,475
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CCC-/Caa3)
	5,000	5.125		07/01/37	3,238
	20,000	5.250		07/01/42	13,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CCC-/Caa3)
	5,000	5.000		07/01/33	3,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (CC/Caa3)
	20,000	5.500		07/01/32	12,925
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (CC/Caa3)
	70,000	5.625		07/01/32	45,412
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (CC/Caa3)
	15,000	5.500		07/01/26	9,769
	20,000	5.500		07/01/39	12,900
	25,000	5.000		07/01/41	15,937
Puerto Rico Commonwealth GO Bonds Series 2008 A (CC/Caa3)
	15,000	5.375		07/01/33	9,647
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CC/Ca)
	30,000	0.000	(c)	08/01/32	11,761
	25,000	6.000		08/01/42	10,313
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CC/Ca)
	15,000	5.500		08/01/37	6,038
	55,000	5.375		08/01/39	22,000
	35,000	5.500		08/01/42	14,087
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CC/Ca)
	5,000	5.000		08/01/35	2,000
	10,000	6.000		08/01/39	4,125
	430,000	5.250		08/01/41	172,000

Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CC/Ca)
	75,000	5.000		08/01/43	30,000

Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (CC/Ca)
	45,000	5.500		08/01/28	19,125
	35,000	6.125		08/01/29	14,525

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $574,645)					$ 445,627

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation – 1.4%
United States Treasury Note
$500,000	1.750%	12/31/20	$ 499,590

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $37,921,267)			$35,046,316

Short-term Investment(f) – 0.3%
Repurchase Agreements – 0.3%
Joint Repurchase Agreement Account II
$100,000	0.322%	01/04/16	$ 100,000
(Cost $100,000)

TOTAL INVESTMENTS – 97.8% (Cost $38,021,267)			$35,146,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			792,878

NET ASSETS — 100.0%			$35,939,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,256,774, which represents approximately 11.8% of net assets as of December 31, 2015.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Joint repurchase agreement was entered into on December 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
DTF	— Depósitos Termino Fijo
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	204,000	BRL	780,667	$196,989	01/05/16	$7,011
	USD	101,000	CNH	666,204	100,304	03/16/16	696
	USD	592,695	MXN	9,798,961	567,382	01/28/16	25,312
	USD	260,867	SGD	368,487	259,223	03/16/16	1,643
	USD	287,555	TWD	9,431,511	285,815	01/19/16	1,740
Barclays Bank PLC	PLN	525,119	USD	129,633	133,666	03/16/16	4,033
	USD	184,454	CNH	1,228,466	182,294	09/01/16	2,160
	USD	109,734	ILS	423,255	108,955	03/16/16	779
	USD	102,000	ZAR	1,580,728	100,763	03/16/16	1,237
BNP Paribas SA	EUR	68,000	HUF	21,393,616	74,045	03/16/16	413
	HUF	136,287,670	USD	463,974	469,067	03/16/16	5,093
	USD	416,632	AED	1,532,802	416,505	08/11/16	127
	USD	39,527	CZK	966,820	38,971	03/16/16	555
	USD	286,988	KRW	333,448,170	283,578	01/14/16	3,410
	USD	90,984	TWD	2,954,697	89,611	01/08/16	1,373
	USD	91,379	TWD	2,976,224	90,127	01/29/16	1,252
Citibank NA	CLP	82,890,281	USD	116,321	116,599	01/27/16	279
	PLN	422,740	EUR	97,604	107,606	03/16/16	1,326
	USD	305,000	CNH	2,007,019	302,179	03/16/16	2,821
	USD	55,369	CNH	362,071	53,728	09/01/16	1,640
	USD	2,751,792	EUR	2,494,135	2,715,863	03/16/16	35,929
	USD	132,468	KRW	150,291,740	127,812	01/15/16	4,657
	USD	198,211	MXN	3,344,217	193,359	02/18/16	4,852
Credit Suisse International (London)	USD	58,000	RUB	3,888,071	53,081	01/12/16	4,919
	USD	101,000	RUB	7,085,736	96,681	01/14/16	4,319
Deutsche Bank AG	COP	219,971,529	USD	69,054	69,185	01/15/16	131
	KRW	120,008,200	USD	101,000	102,058	01/15/16	1,058
	THB	17,999,000	USD	498,477	499,784	01/29/16	1,307
	TRY	2,401,538	USD	801,473	805,781	03/16/16	4,308
	USD	273,943	BRL	1,037,942	261,908	01/05/16	12,035
	USD	152,589	BRL	586,369	146,518	02/02/16	6,071
	USD	102,000	CNH	671,415	101,089	03/16/16	911
	USD	204,791	CNH	1,360,983	201,959	09/01/16	2,833
	USD	362,269	MXN	6,070,172	351,660	01/21/16	10,608
HSBC Bank PLC	CLP	80,648,000	USD	113,335	113,613	01/15/16	278
	COP	192,672,177	USD	57,437	60,522	01/27/16	3,085
	KRW	120,492,090	USD	102,000	102,471	01/14/16	471
	MYR	139,664	USD	32,144	32,252	05/06/16	108
	USD	102,000	BRL	392,935	99,151	01/05/16	2,849
	USD	82,000	CLP	58,156,122	81,958	01/12/16	42
	USD	102,000	CNH	666,029	100,278	03/16/16	1,722
	USD	164,000	CNH	1,081,891	160,544	09/01/16	3,456
	USD	87,586	IDR	1,209,744,475	87,005	01/19/16	582
	USD	64,133	RUB	4,476,478	61,114	01/12/16	3,019
	USD	352,000	SGD	498,379	350,600	03/16/16	1,400
	USD	308,542	TWD	10,125,371	306,797	01/21/16	1,745
JPMorgan Securities, Inc.	USD	102,000	CNH	672,302	101,223	03/16/16	777
	USD	317,000	CNH	2,058,944	305,531	09/01/16	11,469
	USD	152,036	KRW	176,310,310	149,938	01/15/16	2,098
	USD	394,378	MYR	1,681,390	389,658	01/08/16	4,720
	USD	294,000	RUB	20,938,621	285,295	01/19/16	8,705
	USD	189,510	TWD	6,198,877	187,733	02/04/16	1,777

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	RUB	7,005,400	USD	94,715	$95,451	01/19/16	$736
	USD	263,620	BRL	1,009,427	254,713	01/05/16	8,907
	USD	98,000	MXN	1,673,252	96,551	03/16/16	1,449
	USD	102,000	RUB	7,166,367	97,837	01/12/16	4,163
	USD	271,035	ZAR	4,168,383	265,711	03/16/16	5,324
Royal Bank of Canada	BRL	716,065	USD	179,622	180,688	01/05/16	1,065
	USD	98,000	BRL	383,227	96,701	01/05/16	1,299
Royal Bank of Scotland PLC	HUF	140,632,594	USD	477,530	484,021	03/16/16	6,491
	PLN	416,767	EUR	97,000	106,086	03/16/16	463
	TRY	308,853	USD	101,000	103,629	03/16/16	2,629
	USD	120,645	CLP	84,895,363	119,655	01/11/16	989
	USD	121,218	CLP	85,955,644	121,090	01/15/16	127
	USD	772,024	COP	2,285,578,352	718,327	01/22/16	53,697
	USD	98,000	MXN	1,683,945	97,168	03/16/16	832
Standard Chartered Bank	KRW	120,655,290	USD	102,000	102,623	01/08/16	623
	USD	14,641	CNH	96,283	14,497	03/16/16	145
	USD	454,000	CNH	2,947,131	437,330	09/01/16	16,670
	USD	2,265,397	MXN	38,690,716	2,232,551	03/16/16	32,846
UBS AG (London)	KRW	120,161,215	USD	101,000	102,188	01/15/16	1,188
	USD	244,186	CNH	1,589,773	239,358	03/16/16	4,828
	USD	280,356	KRW	328,927,097	279,687	01/22/16	669
	ZAR	6,761,768	USD	421,110	431,025	03/16/16	9,916
Westpac Banking Corp.	USD	110,000	CNH	722,136	107,159	09/01/16	2,843
	USD	132,508	KRW	150,326,169	127,841	01/15/16	4,668
	USD	176,706	TWD	5,732,517	173,858	01/08/16	2,848
	USD	41,169	TWD	1,354,536	41,022	02/04/16	147

TOTAL							$370,703

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	EUR	92,000	PLN	401,764	$100,179	03/16/16	$(2,088)
	EUR	124,869	USD	137,000	135,970	03/16/16	(1,030)
	MXN	9,557,059	USD	556,220	551,466	03/16/16	(4,753)
	USD	373,741	KRW	443,256,290	376,963	01/14/16	(3,223)
	USD	164,543	PLN	655,920	166,961	03/16/16	(2,418)
	USD	102,000	TWD	3,367,020	102,094	01/11/16	(94)
Barclays Bank PLC	KRW	119,267,580	USD	102,000	101,430	01/14/16	(570)
	TWD	3,334,584	USD	102,000	101,133	01/08/16	(867)
	USD	96,840	IDR	1,396,426,000	99,377	02/17/16	(2,538)
BNP Paribas SA	COP	302,505,099	USD	96,235	95,073	01/22/16	(1,162)
	USD	720,000	AED	2,651,040	720,361	08/11/16	(361)
	USD	494,241	AED	1,819,227	494,322	08/15/16	(81)
Citibank NA	AED	4,183,842	USD	1,137,223	1,136,865	08/11/16	(357)
	AED	1,819,227	USD	494,463	494,322	08/15/16	(141)
	HUF	164,542,000	USD	571,604	566,311	03/16/16	(5,293)
	RUB	1,761,395	USD	25,426	24,047	01/12/16	(1,379)
	RUB	18,106,325	USD	269,982	246,149	01/27/16	(23,833)
Credit Suisse International (London)	CLP	55,780,390	USD	79,307	78,600	01/13/16	(707)
	COP	176,479,820	USD	56,008	55,524	01/12/16	(484)
	RUB	3,692,982	USD	51,904	50,389	01/14/16	(1,515)
	RUB	6,837,792	USD	96,000	92,931	01/28/16	(3,069)
Deutsche Bank AG	BRL	277,421	USD	71,079	70,003	01/05/16	(1,076)
	MXN	17,222,000	USD	1,005,124	993,752	03/16/16	(11,372)
	MYR	1,405,829	USD	332,544	325,728	01/29/16	(6,816)
	USD	80,454	COP	269,315,530	84,651	01/21/16	(4,198)
	USD	87,006	IDR	1,209,744,475	87,615	01/04/16	(609)
	USD	40,080	IDR	555,909,000	40,135	01/11/16	(55)
	ZAR	2,903,418	USD	190,319	185,077	03/16/16	(5,243)
HSBC Bank PLC	BRL	386,590	USD	102,000	97,550	01/05/16	(4,450)
	CNH	3,753,276	USD	568,000	565,096	03/16/16	(2,904)
	CNH	674,617	USD	102,000	100,108	09/01/16	(1,892)
	IDR	1,209,744,475	USD	87,981	87,615	01/04/16	(367)
	MXN	3,145,357	USD	182,942	181,495	03/16/16	(1,447)
	MYR	1,883,181	USD	440,562	436,422	01/08/16	(4,139)
	MYR	403,687	USD	94,529	93,550	01/12/16	(980)
	RUB	12,919,208	USD	189,810	176,276	01/14/16	(13,533)
	RUB	6,450,655	USD	91,082	87,892	01/19/16	(3,190)
	RUB	4,476,478	USD	63,634	60,633	02/11/16	(3,001)
	TRY	176,000	USD	59,261	59,053	03/16/16	(208)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CNH	673,651	USD	102,000	$101,426	03/16/16	$(574)
	MXN	5,161,636	USD	301,000	297,839	03/16/16	(3,161)
	RUB	13,769,520	USD	204,000	187,985	01/12/16	(16,015)
	RUB	6,484,807	USD	97,085	88,482	01/14/16	(8,603)
	RUB	6,771,320	USD	94,651	92,261	01/19/16	(2,390)
	RUB	10,688,404	USD	153,175	145,550	01/21/16	(7,624)
	RUB	4,788,167	USD	73,923	65,185	01/22/16	(8,738)
	USD	96,039	IDR	1,356,545,000	97,423	01/22/16	(1,384)
	USD	135,055	IDR	1,941,416,182	138,076	02/19/16	(3,021)
Morgan Stanley & Co.	BRL	1,183,741	USD	306,000	298,698	01/05/16	(7,302)
	MYR	402,266	USD	94,318	93,224	01/08/16	(1,094)
	MYR	1,103,268	USD	263,228	255,669	01/12/16	(7,559)
	MYR	1,405,104	USD	334,151	325,560	01/29/16	(8,590)
	RUB	12,204,189	USD	170,073	166,285	01/19/16	(3,787)
	RUB	10,070,397	USD	141,034	137,096	01/22/16	(3,937)
	RUB	19,741,511	USD	277,463	267,945	02/03/16	(9,518)
	USD	97,363	BRL	386,141	97,436	01/05/16	(73)
	USD	194,000	BRL	782,596	195,550	02/02/16	(1,550)
	USD	477,079	PLN	1,898,920	483,361	03/16/16	(6,282)
	USD	212,770	ZAR	3,456,024	220,302	03/16/16	(7,532)
	ZAR	2,447,823	USD	158,931	156,035	03/16/16	(2,896)
Royal Bank of Canada	MXN	1,733,875	USD	102,000	100,049	03/16/16	(1,951)
	USD	177,812	BRL	716,065	178,926	02/02/16	(1,114)
Royal Bank of Scotland PLC	USD	98,000	COP	325,679,284	102,389	01/19/16	(4,389)
Standard Chartered Bank	BRL	1,037,942	USD	276,112	261,908	01/05/16	(14,204)
	CNH	661,840	USD	101,000	99,647	03/16/16	(1,353)
	COP	1,767,327,000	USD	577,237	555,154	01/27/16	(22,083)
	KRW	229,432,896	USD	196,000	195,099	01/19/16	(901)
	MXN	878,645	USD	50,863	50,700	03/16/16	(163)
	PHP	2,926,000	USD	62,209	62,197	01/29/16	(12)
	USD	34,000	NGN	7,106,000	35,258	01/05/16	(1,258)
	USD	835,890	PLN	3,375,157	859,130	03/16/16	(23,240)
	ZAR	1,559,480	USD	102,000	99,408	03/16/16	(2,592)
State Street Bank and Trust	KRW	237,664,080	USD	204,000	202,115	01/15/16	(1,885)
	RON	2,376,482	USD	578,642	571,587	03/16/16	(7,055)
UBS AG (London)	BRL	388,579	USD	102,000	98,052	01/05/16	(3,948)
	CNH	667,115	USD	101,000	100,442	03/16/16	(558)
	EUR	90,000	PLN	388,528	98,001	03/16/16	(897)
	PEN	264,000	USD	79,758	77,021	01/22/16	(2,738)
	USD	273,269	KRW	321,809,230	273,714	01/08/16	(445)

TOTAL							$(323,859)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	1	March 2016	$158,688	$(533)
2 Year U.S. Treasury Notes	2	March 2016	434,469	(719)
5 Year U.S. Treasury Notes	23	March 2016	2,721,367	(6,606)
10 Year U.S. Treasury Notes	2	March 2016	251,812	185
20 Year U.S. Treasury Bonds	(1)	March 2016	(153,750)	(684)

TOTAL				$(8,357)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	BRL	2,340	01/04/16	13.795%	1 month Brazilian Interbank Deposit Average	$(472)
		1,180	01/02/18	13.962	1 month Brazilian Interbank Deposit Average	(10,459)
	MXN	680	03/03/26	6.930	Mexico Interbank TIIE 28 Days	1,713
Barclays Bank PLC	BRL	540	01/04/16	11.555	1 month Brazilian Interbank Deposit Average	(1,067)
		440	01/02/17	12.190	1 month Brazilian Interbank Deposit Average	(3,251)
Citibank NA		120	01/04/16	1 month Brazilian Interbank Deposit Average	11.945%	166
	THB	8,830	11/17/16	1.905	6 Month Thai Reuters	841
		8,830	11/28/16	1.800	6 month Thai Reuters	597
	BRL	980	01/02/17	11.455	1 month Brazilian Interbank Deposit Average	(12,065)
		1,230	01/02/17	15.740	1 month Brazilian Interbank Deposit Average	33
		1,860	01/02/17	15.733	1 month Brazilian Interbank Deposit Average	22
		320	01/02/18	14.460	1 month Brazilian Interbank Deposit Average	(2,170)
Credit Suisse International (London)		6,830	01/04/16	13.815	1 month Brazilian Interbank Deposit Average	(1,478)
		170	01/02/18	11.120	1 month Brazilian Interbank Deposit Average	(3,991)
		300	01/02/18	11.960	1 month Brazilian Interbank Deposit Average	(5,620)
	COP	95,320	04/15/19	Colombia 90 days DTF	5.110	1,201
Deutsche Bank AG	BRL	250	01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(1,163)
		1,720	01/04/16	1 month Brazilian Interbank Deposit Average	13.155	1,533
		1,850	01/04/16	9.280	1 month Brazilian Interbank Deposit Average	(22,341)
		2,020	01/04/16	13.874	1 month Brazilian Interbank Deposit Average	(294)
		2,110	01/04/16	1 month Brazilian Interbank Deposit Average	12.000	5,677
		880	01/02/17	16.860	1 month Brazilian Interbank Deposit Average	2,882

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	BRL	1,880		01/02/17	12.842%	1 month Brazilian Interbank Deposit Average	$(13,098)
		2,500		01/02/17	15.225	1 month Brazilian Interbank Deposit Average	(2,494)
		40		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	(931)
		400		01/02/18	11.945	1 month Brazilian Interbank Deposit Average	(7,528)
		480		01/02/18	14.580	1 month Brazilian Interbank Deposit Average	(3,019)
	MXN	990		09/25/18	Mexico Interbank TIIE 28 Days	5.180%	(727)
	BRL	150		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	5,044
	MXN	3,740	(a)	02/15/29	9.625	Mexico Interbank TIIE 28 Days	10,445
JPMorgan Securities, Inc.	THB	9,440		11/24/16	1.810	1 month Thai Reuters	646
	BRL	1,520		01/02/17	1 month Brazilian Interbank Deposit Average	12.290	13,913
		390		01/02/18	13.910	1 month Brazilian Interbank Deposit Average	(3,544)
	COP	67,690		04/22/19	Colombia IBR Overnight Interbank	5.190	835
Morgan Stanley & Co. International PLC	THB	4,410		11/28/16	1.820	6 month Thai Reuters	331
	BRL	110		01/02/17	16.490	1 month Brazilian Interbank Deposit Average	263
		1,190		01/02/17	15.955	1 month Brazilian Interbank Deposit Average	1,329
		1,270		01/02/17	15.575	1 month Brazilian Interbank Deposit Average	214
	BRL	4,740		01/02/17	15.515	1 month Brazilian Interbank Deposit Average	(2,060)
	ZAR	6,350		07/23/20	7.490	3 month JIBAR	(20,954)
	BRL	150		01/04/21	1 month Brazilian Interbank Deposit Average	11.410	5,364

TOTAL							$(65,677)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	21,680		10/13/16	3.715%	Mexico Interbank TIIE 28 Days	$4	$(1,131)
		5,430		10/24/16	3.690	Mexico Interbank TIIE 28 Days	1	(433)
		20,640		11/01/16	3.800	Mexico Interbank TIIE 28 Days	4	(761)
		$1,260		11/03/16	3 month LIBOR	0.556%	4	1,913
	ZAR	1,120		06/13/19	7.640	3 month JIBAR	1	(2,186)
		350		09/05/19	7.280	3 month JIBAR	(1)	(1,016)
		2,400		09/08/19	7.310	3 month JIBAR	(5)	(6,852)
	EUR	310	(a)	03/16/21	6 month EURO	0.500	(3,265)	1,139
	ZAR	750		03/14/24	3 month JIBAR	8.550	1	2,178
		690		12/18/24	3 month JIBAR	7.890	—	4,090
	MXN	1,060		01/24/25	Mexico Interbank TIIE 28 Days	5.660	1	2,669
	EUR	250	(a)	03/16/26	6 month EURO	1.000	(1,073)	2,043

TOTAL							$(4,328)	$1,653

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/17	30	(1.000)%	06/20/19	0.781%	$(124)	$(108)
Barclays Bank PLC		30	(1.000)	03/20/19	0.724	(83)	(187)
Citibank NA		480	(1.000)	03/20/19	0.724	(1,400)	(2,921)
		850	(1.000)	06/20/19	0.781	(4,446)	(2,119)
		630	(1.000)	12/20/20	1.094	2,794	(207)
JPMorgan Securities, Inc.		30	(1.000)	03/20/19	0.724	(70)	(200)
		170	(1.000)	06/20/19	0.781	(682)	(630)
Protection Sold:
Barclays Bank PLC	Republic of Colombia, 10.375%, 01/28/33	300	1.000	12/20/19	2.132	(9,892)	(2,704)
		60	1.000	06/20/20	2.928	(5,997)	1,271
Citibank NA		20	1.000	12/20/20	1.267	(289)	44
Deutsche Bank AG	Republic of Brazil, 4.250%, 1/07/25	90	1.000	12/20/20	4.903	(14,057)	(840)

TOTAL						$(34,246)	$(8,601)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACTS#

Counterparty	Notional Amount (000s)		Reference Obligation	Settlement Date	Unrealized Gain (Loss)*

Deutsche Bank AG	COP	289,800	Titulos de Tesoreria 7.750%, 09/18/30	01/12/16	$(15)
		75,400	Titulos de Tesoreria 7.500%, 07/24/24	01/14/16	211

TOTAL					$196

#	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.
*	There are no upfront payments on the bond forward contracts, therefore the unrealized gain (loss) of the bond forward contracts is equal to their market value.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$38,111,343

Gross unrealized gain	214,805
Gross unrealized loss	(3,179,832)

Net unrealized security loss	$(2,965,027)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 66.5%
Argentina – 2.8%
Republic of Argentina (NR/NR)
EUR	5,353,043	7.820	%(a)	12/31/33	$ 6,137,377
	$7,795,331	8.280	(a)	12/31/33	8,730,771
EUR	64,905,341	0.000	(b)	12/15/35	6,877,247
	1,586,000	0.000	(b)	12/15/35	156,221
	$3,238,708	8.280	(a)(c)	12/31/33	3,716,417
	2,600,000	2.500	(a)(c)	12/31/38	1,618,500

					27,236,533

Belize(d)(e) – 0.2%
Government of Belize (B-/Caa2)
	2,446,500	5.000		02/20/38	1,761,480

Brazil – 1.1%
Brazil Letras do Tesouro Nacional (BBB-/Baa3)(f)
BRL	13,598,000	0.000		04/01/16	3,321,123
Brazil Notas do Tesouro Nacional (BBB-/Baa3)
	2,702,000	10.000		01/01/25	487,366
	6,816,749	6.000		08/15/40	1,465,321
Federal Republic of Brazil (BB+/Baa3)
	$1,570,000	4.250		01/07/25	1,263,850
	2,240,000	5.000		01/27/45	1,486,240
Federal Republic of Brazil (BBB-/Baa3)
BRL	15,592,621	6.000		08/15/50	3,317,984

					11,341,884

Bulgaria – 0.1%
Republic of Bulgaria (BB+/Baa2)
EUR	610,000	4.250		07/09/17	703,355

Colombia – 3.4%
Republic of Colombia (BBB/NR)
	$7,280,000	4.500		01/28/26	7,007,000
Republic of Colombia (BBB/Baa2)
	310,000	8.700		02/15/16	315,774
	920,000	7.375		09/18/37	1,014,300
	3,170,000	6.125		01/18/41	3,059,050
	6,770,000	5.625		02/26/44	6,177,625
	19,480,000	5.000		06/15/45	16,265,800

					33,839,549

Costa Rica – 1.4%
Republic of Costa Rica (BB/Ba1)
	390,000	9.995		08/01/20	464,100
	3,500,000	5.625	(d)	04/30/43	2,493,750
	1,430,000	5.625		04/30/43	1,018,875
	12,430,000	7.158	(d)	03/12/45	10,410,125

					14,386,850

Croatia – 4.0%
Republic of Croatia (BB/Ba1)
	10,087,000	6.250		04/27/17	10,450,132
EUR	1,240,000	5.875		07/09/18	1,464,135
	13,900,000	3.875		05/30/22	15,083,163
	12,770,000	3.000		03/11/25	12,587,160

					39,584,590

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Czech Republic(b) – 0.2%
Czech Republic Government Bond (AA/NR)
CZK	45,090,000	0.370%		10/27/16	$ 1,829,623

Dominican Republic – 5.2%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	550,998
	57,100,000	11.500		05/10/24	1,308,171
	8,900,000	18.500	(d)	02/04/28	279,432
	140,800,000	11.375		07/06/29	3,151,223
Dominican Republic (BB-/B1)
	$1,694,114	9.040		01/23/18	1,789,408
	1,532,000	7.500		05/06/21	1,643,070
	1,500,000	8.625		04/20/27	1,740,000
	14,460,000	7.450	(d)	04/30/44	14,568,450
	5,336,000	7.450		04/30/44	5,376,020
	17,730,000	6.850	(d)	01/27/45	16,799,175
	4,199,000	6.850		01/27/45	3,978,553

					51,184,500

Ecuador – 0.4%
Ecuador Government International Bond (B/NR)
	1,820,000	10.500	(d)	03/24/20	1,474,200
	1,860,000	10.500		03/24/20	1,506,600
	1,460,000	7.950		06/20/24	1,084,050

					4,064,850

El Salvador – 1.7%
El Salvador Government International Bond (B+/Ba3)
	1,550,000	7.375		12/01/19	1,546,125
	1,620,000	7.750	(g)	01/24/23	1,579,500
	4,749,000	5.875		01/30/25	3,995,096
	3,650,000	6.375		01/18/27	3,070,562
	3,870,000	8.250		04/10/32	3,608,775
	1,810,000	7.650		06/15/35	1,543,025
	1,650,000	7.625		02/01/41	1,396,313

					16,739,396

Ethiopia – 0.5%
Republic of Ethiopia (B/B1)
	2,210,000	6.625	(d)	12/11/24	1,942,038
	3,530,000	6.625		12/11/24	3,101,987

					5,044,025

Free Of Tax – 0.5%
Corporacion Andina de Fomento (AA-/Aa3)
	4,640,000	1.500		08/08/17	4,619,645

Gabon – 0.1%
Republic of Gabon (B+/NR)
	900,000	6.375		12/12/24	711,000
Republic of Gabon (B+/Ba3)
	260,000	6.950		06/16/25	205,400

					916,400

Ghana(d) – 0.5%
Republic of Ghana (NR/B1)
	4,990,000	10.750		10/14/30	5,127,225

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Guatemala – 1.1%
Republic of Guatemala (BB/Ba1)
	$3,180,000	5.750%		06/06/22	$ 3,331,050
	3,300,000	5.750	(d)	06/06/22	3,456,750
	3,840,000	4.875		02/13/28	3,667,200

					10,455,000

Honduras – 1.5%
Republic of Honduras (B+/B3)
	1,218,000	8.750		12/16/20	1,345,890
	9,990,000	8.750	(d)	12/16/20	11,038,950
	2,660,000	7.500	(d)	03/15/24	2,799,650

					15,184,490

Hungary – 4.5%
Hungary Government Bond (BB+/Ba1)
EUR	5,780,000	4.375		07/04/17	6,646,364
	7,340,000	5.750		06/11/18	8,908,188
	$10,200,000	6.250		01/29/20	11,384,118
	200,000	5.375		02/21/23	218,064
	4,690,000	5.750		11/22/23	5,239,246
	8,080,000	5.375		03/25/24	8,860,528
	2,380,000	7.625		03/29/41	3,221,901

					44,478,409

Indonesia – 6.1%
Perusahaan Penerbit SBSN (BB+/Baa3)
	360,000	3.300		11/21/22	334,800
	250,000	4.325	(d)	05/28/25	237,813
	530,000	4.325		05/28/25	504,163
Republic of Indonesia (BB+/Baa3)
	820,000	7.500		01/15/16	822,050
	2,970,000	6.875		01/17/18	3,233,587
	5,364,000	11.625		03/04/19	6,738,525
	610,000	5.375		10/17/23	634,400
	2,766,000	5.875		01/15/24	2,956,163
	1,390,000	4.125	(c)	01/15/25	1,320,500
	17,760,000	4.750	(d)	01/08/26	17,493,600
	3,120,000	6.625		02/17/37	3,276,000
	6,454,000	7.750		01/17/38	7,559,247
	7,479,000	5.250		01/17/42	6,749,797
	610,000	4.625		04/15/43	522,313
	2,400,000	6.750		01/15/44	2,568,000
	5,830,000	5.125		01/15/45	5,254,287

					60,205,245

Iraq – 0.5%
Republic of Iraq (NR/NR)
	7,310,000	5.800		01/15/28	4,897,700

Kazakhstan – 1.7%
Republic of Kazakhstan (BBB/Baa2)
	4,750,000	5.125	(d)	07/21/25	4,695,375
	810,000	4.875	(d)	10/14/44	676,350
	1,190,000	4.875		10/14/44	993,650
	10,190,000	6.500	(d)	07/21/45	10,026,960

					16,392,335

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Kenya – 1.2%
Republic of Kenya (B+/NR)
	$2,780,000	6.875	%(d)	06/24/24	$ 2,435,975
	11,257,000	6.875		06/24/24	9,863,946

					12,299,921

Latvia – 0.6%
Republic of Latvia (A-/A3)
	5,583,000	5.250		02/22/17	5,831,444

Macedonia(d) – 0.5%
Republic of Macedonia (BB-/NR)
EUR	4,530,000	4.875		12/01/20	4,869,956

Mexico – 7.4%
United Mexican States (NR/NR)(f)
MXN	77,911,180	0.000		01/21/16	4,507,135
	50,712,210	0.000		01/28/16	2,931,978
	246,713,580	0.000		02/25/16	14,245,024
	116,120,720	0.000		03/03/16	6,691,739
	115,394,850	0.000		03/10/16	6,650,381
United Mexican States (NR/A3)
	47,442,000	4.750		06/14/18	2,767,599
United Mexican States (A/A3)
	48,794,881	5.000		06/16/16	2,849,249
	22,389,600	10.000		12/05/24	1,646,953
	4,382,200	7.500		06/03/27	275,844
	10,713,200	8.500		05/31/29	727,723
	54,875,100	7.750		11/23/34	3,492,718
United Mexican States (BBB+/A3)
	$8,098,000	4.750		03/08/44	7,377,278
	3,263,000	5.550		01/21/45	3,336,418
	12,628,000	4.600		01/23/46	11,207,350
	2,632,000	5.750		10/12/10	2,454,340
EUR	1,960,000	4.000		03/15/15	1,798,810

					72,960,539

Montenegro(d) – 0.1%
Republic of Montenegro (B+/Ba3)
	1,360,000	3.875		03/18/20	1,394,843

Namibia(d) – 0.2%
Republic of Namibia (NR/Baa3)
	$1,930,000	5.250		10/29/25	1,794,900

Netherlands – 0.2%
Republic of Mozambique (NR/B2)
	2,070,250	6.305		09/11/20	1,723,483

Nigeria – 0.3%
Republic of Nigeria (B+/NR)
	1,621,000	6.750		01/28/21	1,499,425
	2,040,000	6.375		07/12/23	1,785,000

					3,284,425

Pakistan – 0.6%
Islamic Republic of Pakistan (B-/B3)
	1,070,000	6.875	(d)	06/01/17	1,091,400
	1,830,000	6.875		06/01/17	1,866,600

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Pakistan – (continued)
	$2,650,000	6.750	%(d)	12/03/19	$ 2,679,812
	560,000	8.250	(d)	04/15/24	575,560

					6,213,372

Panama – 0.6%
Panama Notas del Tesoro (BBB/NR)
	920,000	4.875		02/05/21	962,228
Republic of Panama (BBB/Baa2)
	210,000	3.750		03/16/25	205,800
	211,000	8.875		09/30/27	292,235
	578,000	9.375	(g)	04/01/29	832,320
	3,212,000	6.700		01/26/36	3,814,250

					6,106,833

Paraguay – 0.3%
Republic of Paraguay (BB/Ba1)
	3,490,000	6.100		08/11/44	3,350,400

Philippines – 1.0%
Republic of Philippines (BBB/Baa2)
	2,160,000	9.875		01/15/19	2,675,700
	5,869,000	8.375		06/17/19	7,138,171
	100,000	6.375		01/15/32	127,625

					9,941,496

Romania – 0.3%
Republic of Romania (BBB-/Baa3)
EUR	2,490,000	5.250		06/17/16	2,764,186

South Africa – 2.8%
Republic of South Africa (BBB-/Baa2)
	$620,000	5.875		05/30/22	646,350
	1,580,000	4.665		01/17/24	1,501,000
	17,675,000	5.875	(c)	09/16/25	18,063,850
	1,020,000	6.250		03/08/41	1,039,890
	6,830,000	5.375		07/24/44	6,140,170

					27,391,260

Sri Lanka – 3.5%
Republic of Sri Lanka (B+/B1)
	360,000	6.000		01/14/19	352,800
	1,180,000	6.000	(d)	01/14/19	1,156,400
	1,222,000	6.250	(d)	10/04/20	1,185,340
	1,260,000	6.250		10/04/20	1,222,200
	13,294,000	6.250		07/27/21	12,662,535
	4,590,000	5.875		07/25/22	4,188,375
	1,807,000	6.125		06/03/25	1,603,713
	12,640,000	6.850	(d)	11/03/25	11,786,800

					34,158,163

Turkey – 3.0%
Republic of Turkey (NR/Baa3)
	370,000	5.750		03/22/24	390,720
	6,750,000	4.250		04/14/26	6,328,125
	5,180,000	4.875		04/16/43	4,555,810
	5,364,000	7.500		07/14/17	5,739,480
	1,992,000	7.375		02/05/25	2,325,660
	610,000	8.000		02/14/34	762,805
	140,000	6.750		05/30/40	155,610
	8,940,000	6.000		01/14/41	9,127,740

					29,385,950

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Ukraine(d) – 1.3%
Ukraine Government Bond (B-/NR)(b)(c)
$3,074,000	0.000%		05/31/40	$ 1,221,915
Ukraine Government Bond (B-/Caa3)
271,291	7.750		09/01/19	252,301
1,769,189	7.750	(c)	09/01/20	1,627,654
1,602,633	7.750	(c)	09/01/21	1,458,396
1,602,633	7.750	(c)	09/01/22	1,450,383
1,473,633	7.750	(c)	09/01/23	1,315,217
1,473,633	7.750	(c)	09/01/24	1,304,165
1,473,633	7.750	(c)	09/01/25	1,289,429
1,471,000	7.750	(c)	09/01/26	1,279,770
1,471,000	7.750	(c)	09/01/27	1,276,092

				12,475,322

Venezuela – 3.0%
Republic of Venezuela (CCC/Caa3)
4,260,000	7.750		10/13/19	1,693,350
2,450,000	6.000		12/09/20	912,625
17,840,000	9.000		05/07/23	7,091,400
21,221,600	8.250		10/13/24	8,064,208
12,430,000	7.650		04/21/25	4,599,100
3,220,000	9.250		09/15/27	1,320,200
10,558,000	9.250		05/07/28	4,117,620
4,260,000	9.375		01/13/34	1,672,050
1,580,000	7.000		03/31/38	588,550

				30,059,103

Vietnam – 1.4%
Socialist Republic of Vietnam (BB-/B1)
10,270,000	6.750	(d)	01/29/20	11,232,812
2,576,000	4.800	(d)	11/19/24	2,467,572
200,000	4.800		11/19/24	191,582

				13,891,966

Zambia – 0.7%
Republic of Zambia (B/NR)
5,171,000	5.375		09/20/22	3,741,219
4,660,000	8.970	(d)	07/30/27	3,669,750

				7,410,969

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $700,362,562)				$657,301,615

Corporate Obligations – 25.1%
Azerbaijan – 0.8%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
$4,110,000	5.450%		02/09/17	$ 4,140,825
3,960,000	4.750		03/13/23	3,356,100

				7,496,925

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Bermuda(d)(h) – 0.4%
Digicel Ltd. (NR/B1)
$4,500,000	6.750%		03/01/23	$ 3,746,250

Brazil – 1.6%
Banco do Brasil SA (B/B1)(b)(h)
4,900,000	9.000		06/29/49	3,185,000
Banco do Brasil SA (B/NR)(b)(h)
3,410,000	6.250		10/29/49	1,619,750
Brazil Minas SPE via State of Minas Gerais (BB+/NR)
12,630,000	5.333	(d)	02/15/28	9,504,075
1,409,000	5.333		02/15/28	1,060,272
Independencia International Ltd. (NR/NR)(a)(d)
1,277,436	12.000		12/30/16	—
Raizen Energy Finance Ltd. (BBB/Baa3)
450,000	7.000		02/01/17	458,550

				15,827,647

British Virgin Islands(c)(d) – 0.1%
Arcos Dorados Holdings, Inc. (NR/Ba3)
683,000	6.625		09/27/23	631,775

Chile – 3.8%
AES Gener SA (BBB-/Baa3)
1,320,000	5.250	(d)	08/15/21	1,351,350
3,309,000	5.250		08/15/21	3,387,589
Banco del Estado de Chile
3,550,000	4.125	(d)	10/07/20	3,652,062
970,000	3.875	(d)	02/08/22	960,300
1,510,000	3.875		02/08/22	1,494,900
Corpbanca SA (BBB/Baa3)(d)
4,071,000	3.875		09/22/19	4,007,411
E.CL SA (BBB/NR)
2,490,000	5.625	(d)	01/15/21	2,682,975
430,000	5.625		01/15/21	463,325
Embotelladora Andina SA (BBB/NR)(d)
980,000	5.000		10/01/23	1,006,950
Empresa Electrica Angamos SA (NR/Baa3)(d)
4,850,000	4.875		05/25/29	4,328,625
GNL Quintero SA (BBB/Baa2)
9,080,000	4.634	(d)	07/31/29	8,671,400
1,060,000	4.634		07/31/29	1,012,300
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
793,000	3.625		04/03/23	678,015
3,991,000	4.375	(d)(h)	01/28/25	3,477,219

				37,174,421

Colombia – 0.6%
Banco de Bogota SA (BBB-/Baa2)
1,450,000	5.000	(d)	01/15/17	1,460,875
4,324,000	5.000		01/15/17	4,356,430
Ecopetrol SA (BBB/Baa2)
600,000	7.375		09/18/43	507,000

				6,324,305

Costa Rica – 1.5%
Banco de Costa Rica (NR/Ba1)
1,010,000	5.250		08/12/18	1,007,475
4,870,000	5.250	(d)	08/12/18	4,857,825

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Costa Rica – (continued)
Banco Nacional de Costa Rica (NR/Ba1)
	$3,000,000	4.875	%(d)	11/01/18	$ 2,977,500
	380,000	4.875		11/01/18	377,150
	5,890,000	6.250	(d)	11/01/23	5,654,400

					14,874,350

Dominican Republic(h) – 0.4%
Aeropuertos Dominicanos Siglo XXI SA (B/B1)
	3,932,000	9.750		11/13/19	4,089,280

Ecuador(b) – 0.3%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B/NR)
	3,810,526	6.224		09/24/19	3,124,632

Guatemala(h) – 0.3%
Central American Bottling Corp. (BB/Ba2)
	2,050,000	6.750	(d)	02/09/22	2,080,750
	604,000	6.750		02/09/22	613,060

					2,693,810

Hong Kong – 0.3%
Biostime International Holdings Ltd. (NR/NR)(f)(g)
HKD	16,000,000	0.000		02/20/19	1,919,988
China Unicom Ltd. (NR/NR)
CNH	8,770,000	4.000		04/16/17	1,310,365

					3,230,353

Hungary(d) – 0.3%
MFB Magyar Fejlesztesi Bank Zrt (NR/Ba1)
	$2,510,000	6.250		10/21/20	2,767,200

India(d) – 0.1%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
	1,360,000	3.500		07/29/20	1,341,241

Indonesia – 0.4%
Pertamina Persero PT (BB+/Baa3)(d)
	2,930,000	5.625		05/20/43	2,300,914
Perusahaan Gas Negara Persero Tbk PT (BB+/Baa3)
	1,940,000	5.125		05/16/24	1,869,190

					4,170,104

Ireland – 0.9%
AHML Finance Ltd. (BB+/Ba1)(d)
RUB	103,900,000	7.750		02/13/18	1,314,634
EDC Finance Ltd. (BB/NR)(d)
	$2,270,000	4.875		04/17/20	1,997,600
MTS International Funding Ltd. (BB+/Ba1)
	2,943,000	5.000		05/30/23	2,722,275
Phosagro OAO via Phosagro Bond Funding Ltd. (NR/Ba1)
	240,000	4.204		02/13/18	237,900
	2,250,000	4.204	(d)	02/13/18	2,230,312

					8,502,721

Israel(d) – 0.2%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	1,200,000	2.803		12/30/16	1,197,000
	1,200,000	3.839		12/30/18	1,206,000

					2,403,000

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ivory Coast – 0.4%
Agromercantil Senior Trust (BB/NR)(d)
	$3,420,000	6.250%		04/10/19	$ 3,445,650
Comcel Trust (NR/Ba1)(h)
	330,000	6.875		02/06/24	250,800
Comunicaciones Celulares SA (NR/Ba1)(d)(h)
	810,000	6.875		02/06/24	615,600

					4,312,050

Jamaica(d)(h) – 0.1%
Digicel Group Ltd. (NR/Caa1)
	1,220,000	8.250		09/30/20	1,006,500

Kazakhstan – 0.2%
KazMunayGas National Co. JSC (BB+/Baa3)
	2,220,000	9.125		07/02/18	2,439,225

Luxembourg – 2.7%
Altice Financing SA (BB-/B1)(d)(h)
	400,000	6.500		01/15/22	396,000
	1,160,000	6.625		02/15/23	1,145,500
Gazprom Neft OAO Via GPN Capital SA (BB+/Ba1)
	208,000	4.375		09/19/22	183,040
	12,990,000	6.000	(d)	11/27/23	12,191,115
MHP SA (B-/NR)
	1,420,000	8.250		04/02/20	1,235,400
Tupy Overseas SA (BB-/NR)(h)
	3,450,000	6.625	(d)	07/17/24	3,040,313
	879,000	6.625		07/17/24	774,619
Wind Acquisition Finance SA (BB/Ba3)(h)
EUR	150,000	4.000		07/15/20	162,298
Wind Acquisition Finance SA (B/Caa1)(h)
	3,610,000	7.000		04/23/21	3,874,127
	$3,920,000	7.375	(d)	04/23/21	3,670,100

					26,672,512

Malaysia – 0.2%
1MDB Global Investments Ltd. (A-/NR)
	2,000,000	4.400		03/09/23	1,730,000

Mexico – 1.0%
America Movil SAB de CV (A-/A2)
MXN	19,010,000	6.000		06/09/19	1,099,948
Cemex SAB de CV (B+/NR)(d)(h)
EUR	1,300,000	4.750		01/11/22	1,306,816
CIBanco SA Institucion de Banca Multiple (D/NR)(a)(h)
	$371,739	9.625	(d)	05/02/21	11,152
	483,261	9.625		05/02/21	14,498
Gruma SAB de CV (BBB-/NR)(d)(h)
	2,220,000	4.875		12/01/24	2,258,850
Grupo Cementos de Chihuahua SAB de CV (BB-/NR)(d)(h)
	710,000	8.125		02/08/20	729,473
Grupo Televisa SAB (BBB+/Baa1)(h)
	380,000	4.625		01/30/26	376,508
Metalsa SA de CV (BB+/NR)(d)
	2,220,000	4.900		04/24/23	1,909,200
Trust F/1401 (NR/Baa2)(d)
	1,810,000	6.950		01/30/44	1,796,425

					9,502,870

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Netherlands – 1.1%
Greenko Dutch BV (B/NR)(d)(h)
$3,830,000	8.000%		08/01/19	$ 4,017,959
Listrindo Capital BV (BB-/Ba2)(h)
2,722,000	6.950		02/21/19	2,790,050
Lukoil International Finance BV (BBB-/Ba1)
1,480,000	3.416		04/24/18	1,437,450
1,650,000	6.125		11/09/20	1,674,750
620,000	4.563		04/24/23	557,194
Majapahit Holding BV (BB/Baa3)
494,000	7.750		10/17/16	515,613
100,000	7.250		06/28/17	106,250

				11,099,266

Panama(d) – 0.0%
Autoridad Canal De Panam (A-/A2)
380,000	4.950		07/29/35	388,550

Paraguay – 1.2%
Banco Continental SAECA (BB/Ba1)(h)
1,900,000	8.875	(d)	10/15/17	1,901,427
1,990,000	8.875		10/15/17	1,991,494
Banco Regional SAECA (BB-/Ba1)
905,000	8.125		01/24/19	920,838
4,670,000	8.125	(d)	01/24/19	4,751,725
Telefonica Celular del Paraguay SA (NR/Ba3)(h)
2,700,000	6.750		12/13/22	2,484,000

				12,049,484

Peru – 1.5%
Abengoa Transmision Sur SA (BBB-/NR)(d)
5,160,000	6.875		04/30/43	5,353,500
Corp Financiera de Desarrollo SA (BBB+/NR)
389,000	4.750	(d)	02/08/22	394,835
2,858,000	4.750		02/08/22	2,900,870
Corp Lindley S.A. (BBB/NR)(d)
1,630,000	6.750		11/23/21	1,776,700
120,000	4.625		04/12/23	118,800
Corp Lindley SA (BBB/NR)
3,560,000	6.750		11/23/21	3,880,400

				14,425,105

Philippines – 0.5%
Development Bank of Philippines (BBB/NR)
1,610,000	5.500		03/25/21	1,791,906
Energy Development Corp. (NR/NR)
2,625,000	6.500		01/20/21	2,873,956
San Miguel Corp. (NR/NR)(h)
474,000	4.875		04/26/23	442,005

				5,107,867

Singapore – 0.1%
China Resources Cement Holdings Ltd. (NR/Aa1)
1,240,000	2.125		10/05/17	1,236,398

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
South Korea – 0.2%
Korea South-East Power Co. Ltd. (AA-/Aa2)
$240,000	6.000%		05/25/16	$ 244,045
The Korea Development Bank (AA-/Aa2)
2,240,000	3.250		03/09/16	2,248,893

				2,492,938

Turkey – 0.3%
Export Credit Bank of Turkey (BB+/Baa3)
270,000	5.375	(d)	11/04/16	274,725
2,240,000	5.375		11/04/16	2,279,200
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)
208,000	2.803		03/26/18	205,275

				2,759,200

United Arab Emirates – 0.5%
Dolphin Energy Ltd. (NR/A1)
334,040	5.888		06/15/19	351,911
Ruwais Power Co. PJSC (A-/A3)(d)
4,530,000	6.000		08/31/36	4,841,438

				5,193,349

United States(d) – 1.0%
Brazil Loan Trust 1 (BB+/NR)
10,012,103	5.477		07/24/23	8,535,318
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(h)(i)
1,266,804	10.625		05/01/19	937,435

				9,472,753

Venezuela – 2.0%
Petroleos de Venezuela SA (CCC/NR)
11,730,000	9.000		11/17/21	4,750,650
7,010,000	6.000		05/16/24	2,595,453
31,195,000	6.000		11/15/26	11,503,156
1,390,000	5.375		04/12/27	507,350

				19,356,609

Vietnam(h) – 0.1%
Debt and Asset Trading Corp. (NR/NR)
1,960,000	1.000		10/10/25	940,800

TOTAL CORPORATE OBLIGATIONS (Cost $274,152,826)				$248,583,490

Shares	Description	Value
Common Stock – 0.0%
3	New Cotai Class B Shares	$ —

TOTAL COMMON STOCKS (Cost $—)		$ —

Principal Amount	Interest Rate	Maturity Date	Value
Structured Note – 0.3%
Brazil – 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
$14,963,596	6.000%	08/15/40	$ 3,216,557

TOTAL STRUCTURED NOTES (Cost $8,278,873)			$ 3,216,557

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 1.3%
Puerto Rico – 1.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CCC-/Caa3)
$975,000	6.000%	07/01/44	$ 656,906
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CCC-/Caa3)
305,000	5.125	07/01/37	197,488
640,000	5.250	07/01/42	419,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CCC-/Caa3)
305,000	5.000	07/01/33	198,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (CC/Caa3)
135,000	5.500	07/01/32	87,244
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (CC/Caa3)
1,385,000	5.750	07/01/38	900,250
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A (CC/Caa3)
1,210,000	5.500	07/01/26	788,013
Puerto Rico Commonwealth GO Bonds Series 2008 A (CC/Caa3)
1,315,000	5.375	07/01/33	845,716
Puerto Rico Commonwealth GO Bonds Series 2014 A (CC/Caa3)
1,770,000	8.000	07/01/35	1,283,250
Puerto Rico Highways & Transportation Authority RB Refunding Series 2007 CC (AA/A2)
125,000	5.250	07/01/36	124,718
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CC/Ca)
4,600,000	5.500	08/01/22	2,058,500
4,210,000	5.250	08/01/27	1,783,987
340,000	0.000 (f)	08/01/32	133,290
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CC/Ca)
3,965,000	5.500	08/01/37	1,595,912
240,000	5.375	08/01/39	96,000
260,000	5.500	08/01/42	104,650
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CC/Ca)
660,000	6.000	08/01/39	272,250
1,410,000	5.250	08/01/41	564,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CC/Ca)
720,000	5.000	08/01/43	288,000
90,000	5.250	08/01/43	36,000

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $18,823,229)			$ 12,433,624

U.S. Treasury Obligations – 4.7%
United States Treasury Bond
$8,200,000	3.000%	11/15/45	$ 8,178,516
United States Treasury Bonds(j)
11,000,000	2.875	08/15/45	10,688,920

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$12,800,000	1.750%	12/31/20	$ 12,789,504
15,300,000	1.750	09/30/22	14,997,213

TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,036,736)			$ 46,654,153

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,048,654,226)			$ 968,189,439

Short-term Investment(k) – 2.0%
Repurchase Agreements – 2.0%
Joint Repurchase Agreement Account II
$19,500,000	0.122%	01/04/16	$ 19,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,500,000)			$ 19,500,000

Reverse Repurchase Agreements – (2.3)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(630,921)	1.250%	11/23/16	$ (630,921)
Citigroup Reverse Repurchase Agreement (NR/NR)
(5,550,000)	0.250	10/31/16	(5,550,000)
First Boston Reverse Repurchase Agreement (NR/NR)
(1,086,060)	1.000	10/02/16	(1,086,060)
(1,511,250)	0.500	10/09/16	(1,511,250)
(996,000)	0.250	10/31/16	(996,000)
(207,960)	0.500	11/07/16	(207,960)
(131,036)	1.000	11/11/16	(131,036)
(12,941,188)	1.000	11/24/16	(12,941,188)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(23,054,415))			$(23,054,415)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			23,641,813

NET ASSETS – 100.0%			$ 988,276,837

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(c)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2015, the value of securities pledged amounted to $24,246,712.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $306,319,514, which represents approximately 31.0% of net assets as of December 31, 2015.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2015.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2015.

(h)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(i)	Pay-in-kind securities.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Joint repurchase agreement was entered into on December 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
EURO	— Euro Offered Rate
GO	— General Obligation
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	3,414,000	BRL	13,063,261	$3,296,306	01/05/16	$117,694
	USD	1,698,000	CNH	11,200,151	1,686,306	03/16/16	11,694
	USD	4,703,978	MXN	77,770,404	4,503,084	01/28/16	200,894
	USD	6,709,221	MXN	114,434,490	6,606,011	03/10/16	103,211
	USD	5,208,331	SGD	7,357,028	5,175,526	03/16/16	32,805
	USD	3,609,689	TWD	118,394,197	3,587,845	01/19/16	21,844
Barclays Bank PLC	USD	2,015,926	ILS	7,775,630	2,001,615	03/16/16	14,311
	USD	6,226,956	CNH	41,471,529	6,154,043	09/01/16	72,913
	USD	14,686,678	MXN	244,737,326	14,143,321	02/25/16	543,356
	USD	2,980,362	MXN	49,944,314	2,893,399	01/21/16	86,963
	USD	1,701,000	ZAR	26,360,967	1,680,365	03/16/16	20,635
BNP Paribas SA	EUR	1,126,000	HUF	354,253,112	1,226,101	03/16/16	6,852
	HUF	767,883,541	USD	2,614,161	2,642,858	03/16/16	28,697
	USD	4,821,694	KRW	5,602,278,600	4,764,408	01/14/16	57,287
	USD	1,698,310	MYR	7,303,922	1,692,665	01/08/16	5,645
	USD	2,742,098	TWD	89,049,647	2,700,734	01/08/16	41,365
	USD	2,754,020	TWD	89,698,427	2,716,273	01/29/16	37,747
Citibank NA	CLP	1,023,233,881	USD	1,430,996	1,442,013	01/12/16	11,017
	CLP	1,860,328,846	USD	2,610,621	2,616,872	01/27/16	6,251
	COP	2,330,658,000	USD	709,636	733,271	01/12/16	23,635
	PLN	7,022,943	EUR	1,621,478	1,787,656	03/16/16	22,030
	PLN	54,251,956	USD	13,420,895	13,809,573	03/16/16	388,677
	USD	5,085,000	CNH	33,461,283	5,037,964	03/16/16	47,036
	USD	1,797,966	CNH	11,757,440	1,744,710	09/01/16	53,256
	USD	44,835,860	EUR	40,637,775	44,250,458	03/16/16	585,403
	USD	4,249,997	KRW	4,821,834,475	4,100,601	01/15/16	149,396
	USD	24,183,788	MXN	413,419,445	23,925,763	02/05/16	258,025
Credit Suisse International (London)	USD	1,717,000	RUB	115,100,297	1,571,374	01/12/16	145,626
	USD	1,698,000	RUB	119,124,548	1,625,396	01/14/16	72,604
Deutsche Bank AG	COP	5,121,198,216	USD	1,607,659	1,610,719	01/15/16	3,060
	KRW	2,017,563,600	USD	1,698,000	1,715,783	01/15/16	17,783
	USD	4,482,210	BRL	16,982,615	4,285,292	01/05/16	196,918
	USD	12,597,406	BRL	48,409,311	12,096,209	02/02/16	501,197
	USD	1,695,000	CNH	11,157,338	1,679,860	03/16/16	15,140
	USD	6,868,466	CNH	45,648,708	6,773,903	09/01/16	94,563
HSBC Bank PLC	COP	3,487,992,396	USD	1,039,795	1,095,651	01/27/16	55,856
	KRW	2,009,382,795	USD	1,701,000	1,708,862	01/14/16	7,862
	USD	1,692,000	BRL	6,518,092	1,644,737	01/05/16	47,263
	USD	1,356,000	CLP	961,703,676	1,355,301	01/12/16	699
	USD	1,695,000	CNH	11,067,842	1,666,385	03/16/16	28,615
	USD	5,352,000	CNH	35,306,587	5,239,215	09/01/16	112,785
	USD	1,475,231	IDR	20,375,892,234	1,465,435	01/19/16	9,796
	USD	1,718,000	MYR	7,303,922	1,696,304	01/04/16	21,696
	USD	1,368,440	RUB	95,517,139	1,304,020	01/12/16	64,420
	USD	1,393,130	RUB	89,846,425	1,223,149	01/22/16	169,981
	USD	5,196,375	SGD	7,357,288	5,175,709	03/16/16	20,666
	USD	5,170,271	TWD	169,678,386	5,141,228	01/21/16	29,043
JPMorgan Securities, Inc.	USD	1,701,000	CNH	11,211,631	1,688,034	03/16/16	12,966
	USD	5,321,000	CNH	34,770,472	5,159,659	09/01/16	161,341
	USD	3,089,200	KRW	3,582,422,088	3,046,576	01/15/16	42,625
	USD	6,898,636	MXN	115,134,793	6,649,792	03/03/16	248,845
	USD	4,667,000	RUB	332,382,807	4,528,809	01/19/16	138,191
	USD	3,624,191	TWD	118,547,274	3,590,202	02/04/16	33,989

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	RUB	62,952,639	USD	851,133	$857,747	01/19/16	$6,614
	USD	3,436,000	BRL	13,054,566	3,294,113	01/05/16	141,887
	USD	1,667,000	MXN	28,462,358	1,642,349	03/16/16	24,651
	USD	1,699,000	RUB	119,369,192	1,629,654	01/12/16	69,346
Royal Bank of Canada	BRL	12,883,665	USD	3,231,824	3,250,988	01/05/16	19,164
	USD	1,667,000	BRL	6,518,770	1,644,908	01/05/16	22,092
Royal Bank of Scotland PLC	HUF	792,364,086	USD	2,690,540	2,727,114	03/16/16	36,574
	PLN	6,977,630	EUR	1,624,000	1,776,122	03/16/16	7,749
	TRY	5,192,397	USD	1,698,000	1,742,190	03/16/16	44,190
	USD	2,024,678	CLP	1,424,729,113	2,008,076	01/11/16	16,601
	USD	2,033,103	CLP	1,441,678,857	2,030,965	01/15/16	2,138
	USD	1,667,000	MXN	28,644,244	1,652,844	03/16/16	14,156
Standard Chartered Bank	KRW	2,009,738,605	USD	1,699,000	1,709,377	01/08/16	10,377
	USD	250,992	CNH	1,650,574	248,512	03/16/16	2,480
	USD	7,030,000	CNH	45,470,309	6,747,430	09/01/16	282,570
	USD	1,785,000	CNH	11,890,778	1,764,496	09/01/16	20,504
UBS AG (London)	KRW	2,020,136,070	USD	1,698,000	1,717,971	01/15/16	19,971
	USD	4,830,397	KRW	5,667,263,846	4,818,876	01/22/16	11,522
Westpac Banking Corp.	USD	3,568,000	CNH	23,423,474	3,475,856	09/01/16	92,144
	USD	4,251,271	KRW	4,822,938,969	4,101,540	01/15/16	149,733
	USD	1,749,795	TWD	56,765,097	1,721,595	01/08/16	28,200
	USD	948,594	TWD	31,210,171	945,199	02/04/16	3,397

TOTAL							$6,228,229

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	EUR	1,551,000	PLN	6,773,217	$1,688,883	03/16/16	$(35,207)
	USD	2,688,764	KRW	3,188,873,984	2,711,949	01/14/16	(23,185)
	USD	1,695,000	TWD	55,951,950	1,696,564	01/11/16	(1,564)
Barclays Bank PLC	KRW	1,981,946,550	USD	1,695,000	1,685,529	01/14/16	(9,471)
	KRW	4,331,403,000	USD	3,814,366	3,682,459	01/29/16	(131,907)
	USD	1,918,158	HKD	14,864,000	1,918,292	01/22/16	(134)
	USD	1,696,130	IDR	24,458,194,000	1,740,582	02/17/16	(44,452)
	USD	5,644,748	TRY	16,917,310	5,676,216	03/16/16	(31,468)
	TWD	56,164,856	USD	1,718,000	1,703,390	01/08/16	(14,610)
BNP Paribas SA	MYR	7,303,922	USD	1,698,587	1,696,304	01/04/16	(2,282)
	USD	27,159,000	AED	100,272,386	27,206,571	12/07/16	(47,571)
Citibank NA	CNH	49,784,393	USD	7,655,015	7,495,588	03/16/16	(159,428)
	HUF	769,104,817	USD	2,671,802	2,647,061	03/16/16	(24,740)
	RUB	99,817,806	USD	1,440,892	1,362,734	01/12/16	(78,158)
	RUB	329,660,320	USD	4,915,534	4,481,610	01/27/16	(433,924)
	USD	55,946,404	EUR	51,510,808	56,036,530	02/10/16	(90,126)
Credit Suisse International (London)	CLP	1,871,660,203	USD	2,661,065	2,637,351	01/13/16	(23,714)
	COP	5,730,781,064	USD	1,818,718	1,803,018	01/12/16	(15,701)
	RUB	115,886,329	USD	1,627,000	1,574,989	01/28/16	(52,011)
Deutsche Bank AG	USD	1,390,116	COP	4,653,363,266	1,462,646	01/21/16	(72,530)
	USD	1,465,454	IDR	20,375,892,234	1,475,704	01/04/16	(10,250)
	USD	1,726,221	IDR	23,942,688,000	1,728,576	01/11/16	(2,354)
HSBC Bank PLC	BRL	6,446,958	USD	1,701,000	1,626,787	01/05/16	(74,213)
	CNH	52,424,176	USD	7,936,000	7,893,036	03/16/16	(42,964)
	CNH	11,210,544	USD	1,695,000	1,663,555	09/01/16	(31,445)
	IDR	20,375,892,234	USD	1,481,883	1,475,704	01/04/16	(6,179)
	MXN	29,040,202	USD	1,679,000	1,675,692	03/16/16	(3,308)
	RUB	114,256,051	USD	1,752,528	1,558,967	01/14/16	(193,560)
	RUB	143,275,847	USD	2,023,027	1,952,174	01/19/16	(70,854)
	RUB	95,517,139	USD	1,357,790	1,293,759	02/11/16	(64,031)
	USD	1,768,741	IDR	24,833,124,949	1,795,449	01/08/16	(26,708)
JPMorgan Securities, Inc.	CNH	11,234,127	USD	1,701,000	1,691,421	03/16/16	(9,579)
	MXN	233,498,146	USD	13,662,408	13,473,424	03/16/16	(188,983)
	RUB	114,144,092	USD	1,693,000	1,558,319	01/12/16	(134,681)
	RUB	115,219,953	USD	1,724,979	1,572,119	01/14/16	(152,859)
	RUB	114,062,634	USD	1,594,390	1,554,135	01/19/16	(40,254)
	RUB	118,275,829	USD	1,695,000	1,610,634	01/21/16	(84,366)
	RUB	116,024,730	USD	1,717,000	1,583,994	01/12/16	(133,006)
	USD	1,744,536	IDR	24,641,570,000	1,769,683	01/22/16	(25,147)
	USD	2,391,989	IDR	34,384,841,529	2,445,498	02/19/16	(53,509)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Merrill Lynch International Bank Ltd.	USD	1,508,455	CZK	37,651,045	$1,517,672	03/16/16	$(9,217)
Morgan Stanley & Co.	BRL	6,374,336	USD	1,695,000	1,608,462	01/05/16	(86,538)
	BRL	13,473,169	USD	3,435,000	3,399,740	01/05/16	(35,260)
	MXN	2,371,888	USD	138,756	137,268	02/05/16	(1,488)
	RUB	236,723,357	USD	3,536,351	3,229,973	01/14/16	(306,378)
	RUB	114,277,538	USD	1,615,180	1,557,064	01/19/16	(58,116)
	RUB	217,303,884	USD	3,054,166	2,949,397	02/03/16	(104,769)
	USD	1,656,165	BRL	6,568,332	1,657,414	01/05/16	(1,250)
	USD	3,360,000	BRL	13,554,240	3,386,847	02/02/16	(26,847)
	USD	1,699,799	IDR	23,698,600,200	1,704,405	01/19/16	(4,606)
Royal Bank of Canada	MXN	178,872,519	USD	10,554,346	10,321,390	03/16/16	(232,956)
	USD	3,199,241	BRL	12,883,665	3,219,288	02/02/16	(20,046)
Royal Bank of Scotland PLC	MXN	175,345,277	USD	10,525,432	10,117,860	03/16/16	(407,572)
	USD	1,200,000	COP	3,987,909,600	1,253,746	01/19/16	(53,746)
Standard Chartered Bank	BRL	16,982,614	USD	4,517,698	4,285,293	01/05/16	(232,406)
	CNH	22,252,070	USD	3,379,000	3,350,294	03/16/16	(28,706)
	COP	8,905,088,300	USD	2,908,544	2,797,272	01/27/16	(111,271)
	KRW	3,901,529,808	USD	3,333,000	3,317,678	01/19/16	(15,322)
	ZAR	26,006,623	USD	1,701,000	1,657,777	03/16/16	(43,223)
State Street Bank and Trust	KRW	3,944,757,720	USD	3,386,000	3,354,714	01/15/16	(31,286)
UBS AG (London)	BRL	6,544,893	USD	1,718,000	1,651,500	01/05/16	(66,500)
	CNH	11,215,460	USD	1,698,000	1,688,611	03/16/16	(9,389)
	EUR	1,540,000	PLN	6,648,148	1,676,905	03/16/16	(15,349)
	MXN	193,696,742	USD	11,665,316	11,176,785	03/16/16	(488,531)
	USD	6,227,091	KRW	7,333,208,770	6,237,237	01/08/16	(10,146)

TOTAL							$(5,041,351)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(536)	March 2016	$(85,056,500)	$(449,859)
10 Year German Euro-Bund	15	March 2016	2,574,293	(28,386)
2 Year U.S. Treasury Notes	178	March 2016	38,667,719	(58,010)
5 Year U.S Treasury Notes	645	March 2016	76,316,602	(206,495)
10 Year U.S. Treasury Notes	740	March 2016	93,170,625	(149,065)
20 Year U.S. Treasury Bonds	496	March 2016	76,260,000	(42,646)

TOTAL				$(934,461)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	7,739,660	11/04/17	2.060%	3 month KWCDC	$60,634
	BRL	36,700	01/02/18	13.962	1 month Brazilian Interbank Deposit Average	(325,281)
	MXN	14,640	03/03/26	6.930	Mexico Interbank TIIE 28 Days	36,874
Barclays Bank PLC	KRW	1,000,000	08/09/23	3 month KWCDC	3.440%	(101,751)
	MYR	6,800	08/14/23	3 month KLIBOR	4.485	(2,988)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA	BRL	10,940	01/02/17	15.740%	1 month Brazilian Interbank Deposit Average	$292
		16,520	01/02/17	15.733	1 month Brazilian Interbank Deposit Average	198
		30,450	01/02/17	15.238	1 month Brazilian Interbank Deposit Average	(29,519)
	KRW	4,820,980	03/07/17	2.875	3 month KWCDC	64,704
		18,832,760	10/06/17	2.239	3 month KWCDC	203,516
		4,044,740	10/14/17	2.240	3 month KWCDC	43,822
	BRL	8,360	01/02/18	14.460	1 month Brazilian Interbank Deposit Average	(56,697)
	MYR	18,970	09/17/18	3 month KLIBOR	3.830%	19,693
		11,920	09/24/18	3 month KLIBOR	3.785	15,912
		20,280	11/19/18	3 month KLIBOR	3.915	13,072
		9,040	11/21/18	3 month KLIBOR	3.960	3,211
	KRW	2,069,140	08/16/23	3 month KWCDC	3.485	(216,023)
	MYR	14,950	11/15/23	3 month KLIBOR	4.450	5,704
Deutsche Bank AG	BRL	15,170	01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(70,580)
		64,600	01/04/16	11.650	1 month Brazilian Interbank Deposit Average	(223,469)
		84,590	01/04/16	1 month Brazilian Interbank Deposit Average	12.000	227,585
		2,300	01/02/17	15.715	1 month Brazilian Interbank Deposit Average	1,253
	BRL	5,220	01/02/17	16.860	1 month Brazilian Interbank Deposit Average	17,097
		10,230	01/02/17	15.225	1 month Brazilian Interbank Deposit Average	(10,205)
		42,710	01/02/17	15.481	1 month Brazilian Interbank Deposit Average	(21,164)
		12,050	01/02/18	14.580	1 month Brazilian Interbank Deposit Average	(75,792)
	MYR	19,420	09/13/18	3 month KLIBOR	3.920	9,158
	MXN	60,090	09/25/18	Mexico Interbank TIIE 28 Days	5.180	(44,101)
	MYR	16,090	11/14/18	3 month KLIBOR	3.880	13,853
		5,830	08/14/23	3 month KLIBOR	4.490	(3,010)
Deutsche Bank Securities, Inc.	BRL	6,910	01/02/17	15.575	1 month Brazilian Interbank Deposit Average	1,471
	KRW	4,252,430	03/03/17	2.850	3 month KWCDC	55,966
JPMorgan Securities, Inc.		38,314,470	03/05/17	2.889	3 month KWCDC	521,520
	BRL	12,380	01/02/18	13.910	1 month Brazilian Interbank Deposit Average	(112,506)
	MYR	11,150	12/11/18	3 month KLIBOR	3.972	3,866
		6,450	08/15/23	3 month KLIBOR	4.520	(6,263)
	KRW	2,607,840	08/19/23	3 month KWCDC	3.563	(285,413)
	MYR	9,260	09/26/23	3 month KLIBOR	4.330	20,689
	KRW	1,936,610	01/15/24	3 month KWCDC	3.445	(207,844)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC	BRL	2,260		01/02/17	15.700%	1 month Brazilian Interbank Deposit Average	$1,148
		2,350		01/02/17	15.715	1 month Brazilian Interbank Deposit Average	1,281
		3,630		01/02/17	16.490	1 month Brazilian Interbank Deposit Average	8,681
		27,780		01/02/17	15.955	1 month Brazilian Interbank Deposit Average	31,014
		29,690		01/02/17	15.575	1 month Brazilian Interbank Deposit Average	5,002
		42,710		01/02/17	15.515	1 month Brazilian Interbank Deposit Average	(18,565)
		767,460		10/13/17	2.250	3 month KWCDC	8,406
		3,709,820		10/14/17	2.245	3 month KWCDC	40,508
		3,709,830		10/14/17	2.250	3 month KWCDC	40,824
	MYR	23,990		11/20/18	3 month KLIBOR	3.934%	13,297
	KRW	6,983,920	(a)	12/11/22	3 month KWCDC	3.260	(386,235)
		18,128,470	(a)	12/12/22	3 month KWCDC	3.290	(1,024,746)
		2,022,340		08/16/23	3 month KWCDC	3.485	(211,317)

TOTAL							$(1,943,218)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	899,480		11/11/16	3.890%	Mexico Interbank TIIE 28 Days	$94	$20,382
		$51,970		11/16/16	3 month LIBOR	0.643%	148	47,167
	EUR	22,380	(a)	03/16/18	6 month EURO	0.250	(142,226)	7,966
	MXN	103,600		09/25/18	Mexico Interbank TIIE 28 Days	5.190	22	(86,672)
	EUR	11,950	(a)	03/16/21	6 month EURO	0.500	(125,792)	43,843
		15,560	(a)	03/16/23	6 month EURO	0.750	(201,555)	102,776
		5,570	(a)	03/16/26	6 month EURO	1.000	(23,920)	45,511
		4,840	(a)	03/16/36	6 month EURO	1.250	287,400	29,608

TOTAL							$(205,829)	$210,581

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/17	1,100	(1.000)%	03/20/19	0.724%	$(1,339)	$(8,564)
		2,680	(1.000)	06/20/19	0.781	(11,426)	(9,272)
Barclays Bank PLC		12,630	(1.000)	03/20/19	0.724	(101,704)	(11,989)
		3,350	(1.000)	09/20/19	0.83	(36,202)	14,562
Citibank NA		31,240	(1.000)	03/20/19	0.724	(93,062)	(188,157)
		21,330	(1.000)	06/20/19	0.781	(51,741)	(112,996)
		2,020	(1.000)	12/20/20	1.094	8,960	(664)
JPMorgan Securities, Inc.		10,100	(1.000)	03/20/19	0.724	(40,143)	(50,776)
		2,690	(1.000)	06/20/19	0.781	(10,626)	(10,149)
Protection Sold:
Bank of America Securities LLC	Russian Federation 7.500%, 03/31/30	2,390	1.000	12/20/19	2.779	(318,547)	162,138
Barclays Bank PLC	Republic of Colombia 10.375%,01/28/2033	9,640	1.000	12/20/19	2.132	(317,863)	(86,894)
	Russian Federation 7.500%, 03/31/30	3,450	1.000	06/20/20	2.928	(344,829)	73,092
		5,230	1.000	09/20/20	4.834	(601,756)	(215,238)
Citibank NA		550	1.000	03/20/20	2.858	(86,830)	47,157
		11,510	1.000	12/20/20	1.267	(156,130)	14,784
JPMorgan Securities, Inc.		2,470	1.000	09/20/20	4.834	(303,118)	(82,728)

TOTAL						$(2,466,356)	$(465,694)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,071,655,573

Gross unrealized gain	9,332,889
Gross unrealized loss	(93,299,023)

Net unrealized security loss	$(83,966,134)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 88.5%
Aerospace & Defense – 0.9%
Huntington Ingalls Industries, Inc. (BB+/Ba2)(a)
$5,600,000	5.000%		11/15/25	$ 5,691,000
Moog, Inc. (BB/Ba3)(a)
11,350,000	5.250		12/01/22	11,548,625
TransDigm, Inc. (CCC+/Caa1)
14,250,000	6.000		07/15/22	13,982,813
3,050,000	6.500	(a)	05/15/25	2,958,500

				34,180,938

Airlines – 0.8%
Air Canada (BB/B2)(a)
4,000,000	8.750		04/01/20	4,280,000
Air Canada (BB/Ba3)(a)
6,850,000	6.750		10/01/19	7,106,875
Continental Airlines 2012-3 Class C Pass Thru Certificates (NR/Ba2)
10,000,000	6.125		04/29/18	10,275,000
VistaJet Malta Finance PLC/VistaJet Co Finance LLC (B-/NR)(a)
15,800,000	7.750		06/01/20	11,692,000

				33,353,875

Automotive(b) – 0.0%
General Motors Liquidation Co. (NR/NR)
2,000,000	7.700		04/15/16	—
7,125,000	7.125		07/15/13	—
1,000,000	8.800		03/01/49	—
14,500,000	8.375		07/15/49	—

				—

Automotive Parts(a) – 2.0%
Gates Global LLC (B/Caa2)
25,000,000	6.000		07/15/22	18,000,000
Schaeffler Finance BV (BB-/Ba2)
28,350,000	4.250		05/15/21	28,208,250
5,000,000	4.750		05/15/23	4,875,000
Schaeffler Holding Finance BV (B/Ba3)(c)
4,000,000	6.750		11/15/22	4,280,000
ZF North America Capital, Inc. (BB/Ba2)
10,050,000	4.500		04/29/22	9,849,000
15,000,000	4.750		04/29/25	14,287,500

				79,499,750

Banks(d) – 3.9%
Bank of America Corp. (BB+/Ba2)
15,000,000	6.250		09/05/49	15,112,500
8,750,000	6.500		10/23/49	9,231,250
Citigroup, Inc. (BB+/Ba2)
14,000,000	5.875		03/27/49	13,877,500
2,700,000	6.300		05/15/49	2,619,000
12,500,000	5.900	(e)	12/31/49	12,312,500
Credit Suisse Group AG (BB/NR)(a)
20,000,000	7.500		12/11/49	20,950,000
JPMorgan Chase & Co. (BBB-/Baa3)
4,250,000	5.000		07/01/49	4,037,500
20,000,000	6.100		10/01/49	20,102,000
Royal Bank of Scotland Group PLC (B/B1)
30,000,000	7.500		12/29/49	31,210,890
8,550,000	8.000		12/29/49	9,020,250
UBS Group AG (BB/NR)
6,600,000	7.000		12/29/49	6,943,728
Wells Fargo & Co. (BBB/Baa2)
10,000,000	5.875		06/15/49	10,525,000

				155,942,118

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials – 2.9%
American Builders & Contractors Supply Co., Inc. (BB-/B3)(a)
$4,600,000	5.750%	12/15/23	$ 4,634,500
Atrium Windows & Doors, Inc. (B-/Caa1)(a)
12,000,000	7.750	05/01/19	8,880,000
Broadspectrum Ltd. (B+/Ba3)(a)
4,350,000	8.375	05/15/20	4,485,937
Builders FirstSource, Inc. (BB-/B3)(a)
8,000,000	7.625	06/01/21	8,410,000
Building Materials Corp. of America (BB+/Ba2)(a)
8,500,000	6.000	10/15/25	8,755,000
Gibraltar Industries, Inc. (BB-/NR)
5,000,000	6.250	02/01/21	5,081,250
Hardwoods Acquisition, Inc. (B/B3)(a)
15,220,000	7.500	08/01/21	12,556,500
James Hardie International Finance Ltd. (BB-/Ba2)(a)
6,450,000	5.875	02/15/23	6,579,000
Masonite International Corp. (BB/B2)(a)
6,950,000	5.625	03/15/23	7,158,500
RSI Home Products, Inc. (B+/B1)(a)
9,950,000	6.500	03/15/23	10,248,500
Safway Group Holding LLC/Safway Finance Corp. (B+/B3)(a)
4,800,000	7.000	05/15/18	4,812,000
Summit Materials LLC/Summit Materials Finance Corp. (B/Caa2)(a)
21,000,000	6.125	07/15/23	20,685,000
Zachry Holdings, Inc. (B+/B2)(a)
12,000,000	7.500	02/01/20	11,775,000

			114,061,187

Chemicals – 0.5%
Huntsman International LLC (B/B1)
5,000,000	4.875	11/15/20	4,550,000
Momentive Performance Materials, Inc. (B/B3)(b)
10,000,000	3.880	10/24/21	6,925,000
The Chemours Co. (BB-/B1)(a)
5,600,000	7.000	05/15/25	3,808,000
WR Grace & Co. (BB-/Ba3)(a)
3,000,000	5.125	10/01/21	3,037,500
2,150,000	5.625	10/01/24	2,174,188

			20,494,688

Conglomerates – 0.4%
Park-Ohio Industries, Inc. (B-/B3)
15,000,000	8.125	04/01/21	15,450,000

Construction Machinery(a) – 1.5%
ATS Automation Tooling Systems, Inc. (B+/B2)
10,250,000	6.500	06/15/23	10,455,000
Cleaver-Brooks, Inc. (B/B2)
5,000,000	8.750	12/15/19	4,800,000
DH Services Luxembourg Sarl (CCC+/Caa1)
15,000,000	7.750	12/15/20	15,075,000
Milacron LLC/Mcron Finance Corp. (CCC+/Caa1)
21,000,000	7.750	02/15/21	19,635,000
Waterjet Holdings, Inc. (B/B2)
10,200,000	7.625	02/01/20	10,098,000

			60,063,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Household & Leisure – 0.7%
Spectrum Brands, Inc. (B/B2)
$3,750,000	6.375%		11/15/20	$ 3,965,625
6,915,000	6.625		11/15/22	7,286,681
The Sun Products Corp. (CCC/Caa2)(a)
19,000,000	7.750		03/15/21	16,387,500

				27,639,806

Consumer Products - Industrial – 1.0%
HD Supply, Inc. (B-/Caa1)
10,000,000	7.500		07/15/20	10,375,000
10,000,000	11.500		07/15/20	11,075,000
HD Supply, Inc. (BB-/B1)(a)
9,000,000	5.250		12/15/21	9,180,000
WESCO Distribution, Inc. (BB-/B1)
8,000,000	5.375		12/15/21	7,770,000

				38,400,000

Consumer Products - Non Durable – 1.7%
Acosta, Inc. (CCC+/Caa1)(a)
10,000,000	7.750		10/01/22	8,750,000
Constellation Brands, Inc. (BB+/Ba1)
12,500,000	4.250		05/01/23	12,453,125
6,000,000	4.750		11/15/24	6,127,500
Prestige Brands, Inc. (B-/Caa1)
3,700,000	8.125		02/01/20	3,829,500
6,850,000	5.375	(a)	12/15/21	6,558,875
Sally Holdings LLC/Sally Capital, Inc. (BB+/Ba2)
20,000,000	5.750		06/01/22	20,725,000
7,300,000	5.625		12/01/25	7,446,000

				65,890,000

Electrical Components & Equipment(a) – 0.2%
Anixter, Inc. (BB/Ba3)
6,500,000	5.500		03/01/23	6,516,250

Emerging Markets(a) – 1.0%
Digicel Group Ltd. (NR/Caa1)
11,800,000	8.250		09/30/20	9,735,000
5,000,000	7.125		04/01/22	3,775,000
Digicel Ltd. (NR/B1)
5,000,000	7.000		02/15/20	4,550,000
4,000,000	6.000		04/15/21	3,380,000
22,000,000	6.750		03/01/23	18,315,000

				39,755,000

Energy - Coal – 0.1%
Peabody Energy Corp. (B-/Ca)
6,200,000	6.000		11/15/18	1,147,000
Peabody Energy Corp. (BB-/Caa3)(a)
6,850,000	10.000		03/15/22	1,301,500

				2,448,500

Energy - Exploration & Production – 6.7%
Antero Resources Corp. (BB/Ba3)
1,000,000	6.000		12/01/20	840,000
11,750,000	5.375		11/01/21	9,400,000
7,900,000	5.125		12/01/22	5,964,500
11,025,000	5.625	(a)	06/01/23	8,544,375
Berry Petroleum Co. (B/Caa2)
12,000,000	6.375		09/15/22	2,880,000
California Resources Corp. (B/Caa1)(a)
6,162,000	8.000		12/15/22	3,219,645
California Resources Corp. (BB-/Caa3)
781,000	5.500		09/15/21	246,015
1,516,000	6.000		11/15/24	466,170

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Carrizo Oil & Gas, Inc. (B/B2)
$2,000,000	7.500%		09/15/20	$ 1,755,000
5,400,000	6.250		04/15/23	4,401,000
Chaparral Energy, Inc. (CCC+/Caa1)
7,000,000	9.875		10/01/20	1,697,500
10,000,000	7.625		11/15/22	2,150,000
Chesapeake Energy Corp. (BB-/B1)(a)
16,205,000	8.000		12/15/22	7,859,425
Comstock Resources, Inc. (B/B3)(a)(e)
10,975,000	10.000		03/15/20	4,993,625
Concho Resources, Inc. (BB+/Ba2)
5,000,000	5.500		10/01/22	4,600,000
CrownRock LP/CrownRock Finance, Inc. (B/Caa1)(a)
20,000,000	7.125		04/15/21	18,750,000
Denbury Resources, Inc. (B/B1)
20,000,000	4.625		07/15/23	6,400,000
EP Energy LLC/Everest Acquisition Finance, Inc. (B/B1)
3,000,000	9.375		05/01/20	1,878,750
14,000,000	6.375		06/15/23	7,035,000
Gulfmark Offshore, Inc. (B/Caa1)(e)
9,250,000	6.375		03/15/22	4,717,500
Halcon Resources Corp. (CCC+/B3)(a)(e)
7,600,000	8.625		02/01/20	5,206,000
Laredo Petroleum, Inc. (B/B2)
8,400,000	5.625		01/15/22	7,266,000
3,861,000	7.375		05/01/22	3,552,120
10,900,000	6.250		03/15/23	9,374,000
Linn Energy LLC/Linn Energy Finance Corp. (B/Caa1)(a)
9,500,000	12.000		12/15/20	4,797,500
Linn Energy LLC/Linn Energy Finance Corp. (B-/Caa3)
1,250,000	8.625		04/15/20	209,375
4,000,000	7.750		02/01/21	560,000
MEG Energy Corp. (BB-/B2)(a)
7,500,000	6.500		03/15/21	5,325,000
17,000,000	6.375		01/30/23	11,730,000
Newfield Exploration Co. (BBB-/Ba1)
7,000,000	5.375		01/01/26	5,792,500
Oasis Petroleum, Inc. (B+/B2)(e)
19,000,000	6.875		03/15/22	12,255,000
Paramount Resources Ltd. (BB-/B3)(a)
12,000,000	6.875		06/30/23	9,240,000
Rice Energy, Inc. (B-/B3)
2,000,000	6.250		05/01/22	1,430,000
10,000,000	7.250	(a)	05/01/23	7,250,000
RSP Permian, Inc. (B/B3)
9,850,000	6.625		10/01/22	9,012,750
Samson Investment Co. (NR/WR)(b)
20,000,000	9.750		02/15/20	25,000
SM Energy Co. (BB/Ba2)
15,000,000	6.500		11/15/21	11,325,000
2,650,000	6.125		11/15/22	1,961,000
19,000,000	5.000		01/15/24	12,635,000
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/Caa2)
14,650,000	7.875		04/01/20	3,809,000
Whiting Petroleum Corp. (BB-/Ba3)
12,000,000	5.000		03/15/19	9,060,000
19,000,000	5.750		03/15/21	13,870,000
12,000,000	6.250		04/01/23	8,700,000
WPX Energy, Inc. (BB/Ba1)(e)
15,550,000	8.250		08/01/23	12,595,500

				264,779,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Services – 1.2%
CVR Refining LLC/Coffeyville Finance, Inc. (BB-/B1)
$7,500,000	6.500%		11/01/22	$ 7,350,000
FTS International, Inc. (B+/B1)(a)(d)
5,100,000	8.012		06/15/20	3,429,750
FTS International, Inc. (CCC+/Caa2)
7,250,000	6.250		05/01/22	1,957,500
Sunoco LP/Sunoco Finance Corp. (BB-/Ba3)(a)
8,150,000	5.500		08/01/20	7,742,500
6,000,000	6.375		04/01/23	5,640,000
Transocean, Inc. (BB+/Ba2)
21,500,000	6.375	(e)	12/15/21	13,975,000
12,000,000	7.500		04/15/31	6,840,000

				46,934,750

Entertainment & Leisure – 0.3%
Carmike Cinemas, Inc. (BB/B1)(a)
3,950,000	6.000		06/15/23	4,024,063
Regal Entertainment Group (B-/B3)
10,100,000	5.750		03/15/22	10,125,250

				14,149,313

Environmental – 0.5%
ADS Waste Holdings, Inc. (CCC+/Caa2)
9,000,000	8.250		10/01/20	9,067,500
Casella Waste Systems, Inc. (B-/Caa1)
13,000,000	7.750		02/15/19	12,902,500

				21,970,000

Finance – 5.8%
Ally Financial, Inc. (BB+/Ba3)
10,000,000	6.250		12/01/17	10,487,500
7,000,000	5.125		09/30/24	7,166,250
15,000,000	8.000		11/01/31	17,325,000
CIT Group, Inc. (BB+/B1)
12,000,000	5.250		03/15/18	12,420,000
19,000,000	5.500	(a)	02/15/19	19,831,250
HRG Group, Inc. (B+/Ba3)
10,000,000	7.875		07/15/19	10,450,000
International Lease Finance Corp. (BB+/Ba2)
20,000,000	5.875		04/01/19	21,200,000
8,450,000	6.250		05/15/19	9,052,063
11,900,000	4.625		04/15/21	12,167,750
International Lease Finance Corp. (BBB-/Ba1)(a)
5,000,000	7.125		09/01/18	5,481,250
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B/B1)(a)
10,000,000	7.375		04/01/20	8,875,000
Jefferies LoanCore LLC/JLC Finance Corp. (B/B2)(a)
5,000,000	6.875		06/01/20	4,750,000
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)
10,950,000	6.500		08/01/18	10,703,625
8,000,000	7.875		10/01/20	7,660,000
9,000,000	6.500		07/01/21	7,965,000
Navient Corp. (BB-/Ba3)
15,000,000	5.500		01/15/19	14,100,000
10,000,000	4.875		06/17/19	9,200,000
6,000,000	5.875		03/25/21	5,340,000
5,000,000	6.125		03/25/24	4,075,000
OneMain Financial Holdings, Inc. (B/B2)(a)
9,000,000	6.750		12/15/19	9,123,750
Rialto Holdings LLC/Rialto Corp. (B/B2)(a)
11,300,000	7.000		12/01/18	11,469,500
Speedy Cash Intermediate Holdings Corp. (B/B3)(a)
13,500,000	10.750		05/15/18	6,952,500
Synovus Financial Corp. (BB+/Ba2)
6,000,000	7.875		02/15/19	6,630,000

				232,425,438

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food – 0.9%
Cott Beverages, Inc. (B-/B3)
	$9,000,000	5.375%	07/01/22	$ 8,752,500
Post Holdings, Inc. (B/B3)(a)
	8,000,000	6.750	12/01/21	8,160,000
R&R Ice Cream PLC (B/B2)
AUD	3,800,000	8.250	05/15/20	2,829,896
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(a)
	$6,957,000	9.000	11/01/19	7,330,939
Wells Enterprises, Inc. (B+/B2)(a)
	8,750,000	6.750	02/01/20	8,925,000

				35,998,335

Gaming – 3.7%
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	12,850,000	10.500	07/01/19	13,074,875
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)
	7,950,000	4.875	11/01/20	7,791,000
MGM Resorts International (B+/B3)
	20,000,000	6.750	10/01/20	20,550,000
	21,000,000	6.625	12/15/21	21,420,000
	13,000,000	7.750	03/15/22	13,780,000
New Red Finance, Inc. (B+/Ba3)(a)
	16,000,000	4.625	01/15/22	16,000,000
New Red Finance, Inc. (B-/B3)(a)
	26,250,000	6.000	04/01/22	27,037,500
River Cree Enterprises LP (B-/NR)(a)
CAD	6,750,000	11.000	01/20/21	4,853,834
Scientific Games International, Inc. (B/Caa1)
	$12,500,000	10.000	12/01/22	8,875,000
Seminole Hard Rock Entertainment, Inc. (BB-/B2)(a)
	13,150,000	5.875	05/15/21	13,117,125

				146,499,334

Health Care - Medical Products(a) – 0.4%
Fresenius Medical Care US Finance II, Inc. (BB+/Ba2)
	10,000,000	5.625	07/31/19	10,800,000
	4,505,000	5.875	01/31/22	4,786,563

				15,586,563

Health Care - Pharmaceuticals(a) – 1.2%
Concordia Healthcare Corp. (CCC+/Caa2)
	8,000,000	7.000	04/15/23	6,940,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (B/B1)
	10,000,000	6.000	07/15/23	9,950,000
Valeant Pharmaceuticals International, Inc. (B-/B1)
	2,000,000	6.750	08/15/18	1,990,000
	8,000,000	6.375	10/15/20	7,700,000
	7,000,000	7.500	07/15/21	6,982,500
	400,000	5.500	03/01/23	354,000
	7,000,000	5.875	05/15/23	6,265,000
	8,400,000	6.125	04/15/25	7,518,000

				47,699,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 6.6%
CHS/Community Health Systems, Inc. (B-/B3)
$1,600,000	8.000%	11/15/19	$ 1,604,000
23,900,000	6.875	02/01/22	22,615,375
CHS/Community Health Systems, Inc. (BB/Ba2)
25,000,000	5.125	08/15/18	25,062,500
Crimson Merger Sub, Inc. (CCC+/Caa1)(a)
11,785,000	6.625	05/15/22	8,013,800
Emdeon, Inc. (CCC+/Caa1)(a)
5,950,000	6.000	02/15/21	5,533,500
ExamWorks Group, Inc. (B-/B3)
5,200,000	5.625	04/15/23	5,161,000
HCA, Inc. (B+/B1)
15,000,000	7.500	02/15/22	16,575,000
HCA, Inc. (BBB-/Ba1)
3,000,000	3.750	03/15/19	3,022,500
45,000,000	6.500	02/15/20	49,027,500
20,000,000	5.000	03/15/24	19,950,000
26,400,000	5.250	04/15/25	26,598,000
MEDNAX, Inc. (BBB-/Ba2)(a)
9,750,000	5.250	12/01/23	9,798,750
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
12,000,000	6.875	05/01/21	12,450,000
Quintiles Transnational Corp. (BB/Ba3)(a)
9,200,000	4.875	05/15/23	9,246,000
Surgical Care Affiliates, Inc. (B-/Caa1)(a)
4,850,000	6.000	04/01/23	4,716,625
Tenet Healthcare Corp. (BB-/Ba2)(a)(d)
9,800,000	4.012	06/15/20	9,579,500
Tenet Healthcare Corp. (CCC+/B3)
5,300,000	5.000	03/01/19	4,876,000
30,350,000	6.750	06/15/23	27,846,125

			261,676,175

Home Construction – 2.8%
Beazer Homes USA, Inc. (CCC/Caa1)
2,900,000	5.750	06/15/19	2,668,000
8,100,000	7.500	09/15/21	7,421,625
5,000,000	7.250	02/01/23	4,393,750
Brookfield Residential Properties, Inc. (BB-/B1)(a)
11,000,000	6.500	12/15/20	10,560,000
2,650,000	6.125	07/01/22	2,428,063
4,000,000	6.375	05/15/25	3,680,000
Calatlantic Group, Inc. (BB/Ba2)
7,450,000	6.250	12/15/21	7,943,562
Century Communities, Inc. (B/B3)
5,075,000	6.875	05/15/22	4,662,656
CPG Merger Sub LLC (CCC+/Caa2)(a)
5,700,000	8.000	10/01/21	5,593,125
D.R. Horton, Inc. (BB+/Ba1)
2,000,000	3.750	03/01/19	2,000,000
3,200,000	4.000	02/15/20	3,200,000
5,000,000	4.750	02/15/23	5,062,500
Lennar Corp. (BB/Ba2)
7,600,000	4.500	06/15/19	7,714,000
3,000,000	4.750	11/15/22	2,973,750
4,800,000	4.875	12/15/23	4,770,000
Toll Brothers Finance Corp. (BB+/Ba1)
800,000	5.875	02/15/22	840,000
10,000,000	4.375	04/15/23	9,612,500
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc. (BB-/B1)
4,000,000	4.375	06/15/19	3,900,000
8,000,000	5.875	06/15/24	7,770,000
William Lyon Homes, Inc. (B-/NR)(a)
1,400,000	7.000	08/15/22	1,405,250
William Lyon Homes, Inc. (B-/B3)
12,100,000	7.000	08/15/22	12,145,375

			110,744,156

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance(a) – 0.3%
Fidelity & Guaranty Life Holdings, Inc. (BB-/Ba3)
$10,000,000	6.375%		04/01/21	$ 10,200,000

Lodging(a)(c)(e) – 0.2%
New Cotai LLC/New Cotai Capital Corp. (NR/NR)
8,704,118	10.625		05/01/19	6,441,047

Machinery – 0.4%
AECOM (BB-/Ba3)
2,500,000	5.750		10/15/22	2,565,290
5,000,000	5.875		10/15/24	5,099,100
EnPro Industries, Inc. (BB-/B1)
4,450,000	5.875		09/15/22	4,405,500
Oshkosh Corp. (BB+/Ba3)
4,400,000	5.375		03/01/25	4,334,000

				16,403,890

Media - Broadcasting & Radio – 2.8%
iHeartCommunications, Inc. (CCC+/Caa1)
10,000,000	9.000		12/15/19	7,300,000
10,000,000	10.625		03/15/23	6,850,000
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)
5,000,000	4.500		10/01/20	5,081,250
Sirius XM Radio, Inc. (BB/Ba3)(a)
3,200,000	5.875		10/01/20	3,348,000
12,000,000	5.750		08/01/21	12,390,000
5,000,000	4.625		05/15/23	4,862,500
9,750,000	6.000		07/15/24	10,176,562
10,000,000	5.375		04/15/25	10,037,500
Tribune Media Co. (BB-/B2)(a)
22,650,000	5.875		07/15/22	22,593,375
Univision Communications, Inc. (B+/B2)(a)
20,000,000	6.750		09/15/22	20,650,000
5,000,000	5.125		05/15/23	4,825,000
2,000,000	5.125		02/15/25	1,900,000

				110,014,187

Media - Cable – 5.2%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250		06/15/49	10,000
Altice US Finance I Corp. (BB-/Ba3)(a)
5,050,000	5.375		07/15/23	5,068,938
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
5,000,000	6.625		01/31/22	5,281,250
2,700,000	5.125	(a)	05/01/23	2,700,000
15,550,000	5.750		09/01/23	15,977,625
18,000,000	5.875	(a)	05/01/27	17,910,000
CCOH Safari LLC (BB/B1)(a)
20,850,000	5.750		02/15/26	20,902,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/Caa1)(a)
3,000,000	7.750		07/15/25	2,745,000
CSC Holdings LLC (BB/Ba2)
5,100,000	8.625		02/15/19	5,431,500
10,000,000	6.750		11/15/21	9,600,000
18,000,000	5.250		06/01/24	15,795,000
DISH DBS Corp. (BB-/Ba3)
5,000,000	6.750		06/01/21	5,050,000
19,000,000	5.875		11/15/24	16,815,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – (continued)
Midcontinent Communications & Midcontinent Finance Corp. (B/B3)(a)
$7,500,000	6.250%		08/01/21	$ 7,575,000
Numericable-SFR SAS (B+/B1)(a)
43,350,000	6.000		05/15/22	41,832,750
UPCB Finance IV Ltd. (BB/Ba3)(a)
7,150,000	5.375		01/15/25	6,685,250
Virgin Media Finance PLC (B/B2)(a)
3,100,000	6.375		04/15/23	3,146,500
Virgin Media Secured Finance PLC (BB-/Ba3)(a)
9,270,900	5.375		04/15/21	9,572,204
VTR Finance BV (B+/B1)(a)
15,000,000	6.875		01/15/24	13,875,000
Ziggo Bond Finance BV (B/B2)(a)
1,800,000	5.875		01/15/25	1,669,500

				207,642,642

Media - Diversified – 0.4%
Videotron Ltd. (BB/Ba2)
10,000,000	5.000		07/15/22	9,975,000
8,000,000	5.375	(a)	06/15/24	8,040,000

				18,015,000

Media - Non Cable(a) – 0.4%
Netflix, Inc. (B+/B1)
10,000,000	5.500		02/15/22	10,250,000
5,000,000	5.875		02/15/25	5,125,000

				15,375,000

Metals – 1.0%
ArcelorMittal (BB/Ba2)
6,000,000	6.000		03/01/21	4,777,500
10,000,000	6.750	(e)	02/25/22	8,112,500
10,000,000	6.125		06/01/25	7,200,000
Steel Dynamics, Inc. (BB+/Ba2)
5,000,000	5.125		10/01/21	4,631,250
8,650,000	5.250		04/15/23	7,893,125
7,000,000	5.500		10/01/24	6,387,500

				39,001,875

Mining(a) – 0.3%
Lundin Mining Corp. (BB-/Ba2)
600,000	7.500		11/01/20	564,000
6,400,000	7.875		11/01/22	5,888,000
New Gold, Inc. (BB-/B2)
9,250,000	6.250		11/15/22	7,365,313

				13,817,313

Packaging – 2.6%
Ardagh Finance Holdings SA (CCC+/Caa2)(a)(c)
15,901,430	8.625		06/15/19	15,563,525
Ardagh Packaging Finance PLC (CCC+/Caa1)(a)
11,400,000	6.250		01/31/19	10,929,750
6,875,000	9.125		10/15/20	7,046,875
1,300,000	6.000		06/30/21	1,213,875
Ardagh Packaging Finance PLC (NR/Caa1)(a)
1,685,294	7.000		11/15/20	1,678,974
BWAY Holding Co. (CCC/Caa2)(a)
29,300,000	9.125		08/15/21	27,322,250
Reynolds Group Issuer, Inc. (CCC+/Caa2)
20,000,000	9.000		04/15/19	19,700,000
18,550,000	9.875		08/15/19	18,619,562
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu (B+/B1)
2,000,000	6.875		02/15/21	2,052,500

				104,127,311

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paper – 0.9%
Clearwater Paper Corp. (BB/Ba2)
$2,800,000	4.500%		02/01/23	$ 2,632,000
18,550,000	5.375	(a)	02/01/25	17,808,000
Mercer International, Inc. (B+/B2)
4,350,000	7.000	(e)	12/01/19	4,350,000
9,186,000	7.750		12/01/22	9,277,860
Stone Container Finance Co. of Canada II (NR/WR)(b)
2,250,000	7.375		07/15/14	—

				34,067,860

Printing(a) – 0.4%
Southern Graphics, Inc. (CCC+/Caa1)
15,700,000	8.375		10/15/20	15,798,125

Publishing – 0.7%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(a)
10,000,000	5.000		04/15/22	9,862,500
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB-/B1)
6,000,000	5.875		03/15/25	6,090,000
The Nielsen Co Luxembourg SARL (BB+/B1)(a)
12,000,000	5.500		10/01/21	12,330,000

				28,282,500

Real Estate – 0.8%
CBRE Services, Inc. (BBB/Baa3)
10,000,000	5.250		03/15/25	10,137,500
DuPont Fabros Technology LP (BB/Ba1)
20,000,000	5.875		09/15/21	20,800,000

				30,937,500

Retailers – 1.5%
Asbury Automotive Group, Inc. (BB/B1)
1,750,000	6.000		12/15/24	1,811,250
Dollar Tree, Inc. (B+/Ba3)(a)
10,050,000	5.750		03/01/23	10,426,875
L Brands, Inc. (BB+/Ba1)
10,337,000	6.625		04/01/21	11,422,385
10,000,000	5.625		02/15/22	10,600,000
Neiman Marcus Group Ltd., Inc. (CCC+/Caa2)(a)
11,700,000	8.000		10/15/21	8,687,250
9,200,000	8.750	(c)	10/15/21	5,727,000
Party City Holdings, Inc. (CCC+/B3)(a)(e)
4,200,000	6.125		08/15/23	4,068,750
The William Carter Co. (BB+/Ba2)
8,000,000	5.250		08/15/21	8,220,000

				60,963,510

Retailers - Food & Drug(a) – 0.2%
Rite Aid Corp. (CCC+/B3)
7,000,000	6.125		04/01/23	7,218,750

Services Cyclical - Business Services – 0.8%
CoreLogic, Inc. (B+/Ba3)
12,100,000	7.250		06/01/21	12,568,875
SPL Logistics Escrow LLC (B-/B3)(a)
11,000,000	8.875		08/01/20	10,711,250
WEX, Inc. (BB-/Ba3)(a)
10,000,000	4.750		02/01/23	9,100,000

				32,380,125

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Rental Equipment – 1.3%
Ahern Rentals, Inc. (B/B3)(a)
$23,000,000	7.375%		05/15/23	$ 18,515,000
Ashtead Capital, Inc. (BB/Ba3)(a)
15,000,000	5.625		10/01/24	15,187,500
United Rentals North America, Inc. (BB+/Ba1)
12,200,000	4.625		07/15/23	12,139,000
United Rentals North America, Inc. (BB-/B1)
5,000,000	5.750		11/15/24	4,925,000
1,000,000	5.500		07/15/25	975,000

				51,741,500

Technology - Hardware – 1.1%
Ancestry.com, Inc. (CCC+/B3)
4,999,000	11.000		12/15/20	5,348,930
Micron Technology, Inc. (BB/Ba3)
16,350,000	5.250	(a)	08/01/23	14,551,500
1,000,000	5.500		02/01/25	872,500
NCR Corp. (BB/B1)
5,000,000	4.625		02/15/21	4,787,500
7,011,000	5.000		07/15/22	6,800,670
Qorvo, Inc. (BB+/Ba1)(a)
6,550,000	6.750		12/01/23	6,681,000
VeriSign, Inc. (BB+/Ba1)
6,150,000	5.250		04/01/25	6,180,750

				45,222,850

Technology - Software/Services – 4.1%
Aspect Software, Inc. (CCC/Caa3)
6,000,000	10.625		05/15/17	4,920,000
BMC Software Finance, Inc. (CCC+/Caa1)(a)
22,700,000	8.125		07/15/21	14,982,000
Boxer Parent Co., Inc. (CCC+/Caa2)(a)(c)(e)
6,750,000	9.000		10/15/19	4,083,750
CyrusOne LP/CyrusOne Finance Corp. (B+/B1)
9,000,000	6.375		11/15/22	9,270,000
Equinix, Inc. (BB/B1)
5,750,000	4.875		04/01/20	5,951,250
9,250,000	5.375		01/01/22	9,527,500
14,050,000	5.375		04/01/23	14,331,000
14,000,000	5.750		01/01/25	14,350,000
8,150,000	5.875		01/15/26	8,374,125
First Data Corp. (B/Caa1)(a)
10,000,000	8.750		01/15/22	10,437,500
12,400,000	5.750		01/15/24	12,260,500
First Data Corp. (BB/B1)(a)
18,400,000	6.750		11/01/20	19,389,000
IHS, Inc. (BB+/Ba1)
10,500,000	5.000		11/01/22	10,605,000
Infor (US), Inc. (B-/Caa1)(a)
9,150,000	6.500		05/15/22	7,754,625
Infor Software Parent LLC/Infor Software Parent, Inc. (CCC+/Caa2)(a)(c)
10,000,000	7.125		05/01/21	7,250,000
Nuance Communications, Inc. (BB-/Ba3)(a)
10,000,000	5.375		08/15/20	10,000,000

				163,486,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – 3.2%
Frontier Communications Corp. (BB-/Ba3)
$10,000,000	8.125%		10/01/18	$ 10,325,000
18,000,000	8.500		04/15/20	18,067,500
4,000,000	8.875	(a)	09/15/20	4,045,000
16,000,000	11.000	(a)	09/15/25	15,900,000
Level 3 Financing, Inc. (B/B1)
10,000,000	7.000		06/01/20	10,450,000
3,500,000	6.125		01/15/21	3,622,500
9,000,000	5.125	(a)	05/01/23	9,000,000
9,000,000	5.375	(a)	01/15/24	9,045,000
9,200,000	5.375	(a)	05/01/25	9,131,000
Telecom Italia Capital SA (BB+/Ba1)
7,100,000	7.721		06/04/38	7,401,750
Telecom Italia SpA (BB+/Ba1)(a)
15,800,000	5.303		05/30/24	15,602,500
Windstream Corp. (B+/B2)(e)
5,050,000	7.750		10/15/20	4,267,250
Windstream Services LLC (B+/B2)
5,000,000	7.875		11/01/17	5,118,750
6,000,000	7.750		10/01/21	4,710,000

				126,686,250

Telecommunications - Cellular – 8.3%
Altice Financing SA (BB-/B1)(a)
15,000,000	6.500		01/15/22	14,850,000
17,100,000	6.625		02/15/23	16,886,250
Altice Finco SA (B-/B3)(a)
7,000,000	8.125		01/15/24	6,772,500
Communications Sales & Leasing, Inc. (B-/Caa1)
15,000,000	8.250		10/15/23	12,750,000
Crown Castle International Corp. (BB+/Ba3)
14,200,000	5.250		01/15/23	14,927,750
SoftBank Group Corp. (BB+/Ba1)(a)
25,000,000	4.500		04/15/20	24,875,000
Sprint Capital Corp. (B+/Caa1)
15,000,000	6.900		05/01/19	12,225,000
3,000,000	8.750		03/15/32	2,265,000
Sprint Communications, Inc. (B+/Caa1)
24,600,000	8.375		08/15/17	24,169,500
17,900,000	7.000		08/15/20	13,827,750
10,000,000	11.500		11/15/21	9,225,000
Sprint Communications, Inc. (BB/B1)(a)
15,450,000	9.000		11/15/18	16,261,125
12,000,000	7.000		03/01/20	12,060,000
Sprint Corp. (B+/Caa1)
20,000,000	7.250		09/15/21	15,050,000
53,400,000	7.875		09/15/23	39,916,500
T-Mobile USA, Inc. (BB/Ba3)
9,050,000	6.542		04/28/20	9,378,062
20,000,000	6.250		04/01/21	20,625,000
2,600,000	6.633		04/28/21	2,704,000
5,000,000	6.125		01/15/22	5,131,250
9,000,000	6.731		04/28/22	9,371,250
19,600,000	6.500		01/15/26	19,722,500
Wind Acquisition Finance SA (B/Caa1)(a)
15,000,000	7.375		04/23/21	14,043,750
Wind Acquisition Finance SA (BB/Ba3)(a)
15,000,000	4.750		07/15/20	14,681,250

				331,718,437

Telecommunications - Satellites – 1.7%
Inmarsat Finance PLC (BB+/Ba2)(a)
15,000,000	4.875		05/15/22	14,625,000
Intelsat Jackson Holdings SA (B+/B3)
10,100,000	7.500		04/01/21	8,787,000
12,000,000	5.500		08/01/23	9,420,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Satellites – (continued)
Intelsat Jackson Holdings SA (CCC+/Caa1)
$20,000,000	6.625%		12/15/22	$ 12,700,000
Intelsat Luxembourg SA (CCC+/Caa2)
38,000,000	7.750		06/01/21	17,670,000
10,000,000	8.125		06/01/23	4,500,000

				67,702,000

Utilities - Electric – 1.3%
Calpine Corp. (B/B3)
10,000,000	5.375		01/15/23	8,900,000
Calpine Corp. (BB/Ba3)(a)
5,600,000	6.000		01/15/22	5,754,000
9,075,000	7.875		01/15/23	9,664,875
1,450,000	5.875		01/15/24	1,486,250
Dynegy, Inc. (B+/B3)
8,000,000	6.750		11/01/19	7,520,000
Illinois Power Generating Co. (CCC+/B3)
4,900,000	7.000	(e)	04/15/18	3,258,500
11,000,000	6.300		04/01/20	6,600,000
MPM Escrow LLC (NR/NR)
12,110,000	8.875		10/15/20	—
NRG Energy, Inc. (BB-/B1)
8,983,000	8.250		09/01/20	8,691,052

				51,874,677

Utilities - Pipelines – 0.9%
Sabine Pass Liquefaction LLC (BB+/Ba3)
11,000,000	6.250		03/15/22	10,065,000
5,000,000	5.625		04/15/23	4,362,500
20,000,000	5.750		05/15/24	17,200,000
5,450,000	5.625	(a)	03/01/25	4,632,500

				36,260,000

TOTAL CORPORATE OBLIGATIONS (Cost $3,909,599,216)				$3,517,536,525

Bank Loans(f) – 6.3%
Consumer Products - Household & Leisure – 0.2%
The Sun Products Corp. (B-/B1)
$7,025,000	5.500%		03/23/20	$ 6,561,350

Consumer Products - Industrial – 0.7%
Atkore International, Inc. (B/B3)
10,929,018	4.500		04/09/21	10,177,648
Atkore International, Inc. (CCC+/Caa2)
8,275,000	7.750		10/09/21	7,199,250
Dynacast International LLC (B/Ba3)
5,012,125	4.500		01/28/22	4,868,026
Dynacast International LLC (B-/Caa1)
4,625,000	9.500		01/30/23	4,440,000

				26,684,924

Energy – 0.1%
American Energy - Marcellus LLC (CC/Caa3)
3,275,000	8.500		08/04/21	60,031
American Energy - Marcellus LLC (CCC/Caa1)
9,950,000	5.250		08/04/20	2,611,875

				2,671,906

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(f) – (continued)
Energy - Exploration & Production – 0.3%
Magnum Hunter Resources, Inc. (D/WR)
$540,597	9.000%	09/15/16	$ 540,597
1,107,803	6.500	12/31/16	1,105,033
8,489,250	0.000	10/22/19	5,008,658
Murray Energy Corp. (B/B2)
9,067,801	7.500	04/16/20	5,748,351

			12,402,639

Food & Beverages – 0.6%
Performance Food Group, Inc. (BB-/B3)
13,828,803	6.250	11/14/19	13,771,137
Shearer’s Foods, Inc. (CCC+/Caa1)
13,000,000	7.750	06/30/22	12,220,000

			25,991,137

Health Care - Pharmaceuticals – 0.5%
Endo Luxembourg Finance Co. I S.A.R.L. (BB/Ba1)
8,350,000	3.750	09/26/22	8,228,257
Valeant Pharmaceuticals International, Inc. (BB/Ba1)
11,984,437	4.000	04/01/22	11,502,064

			19,730,321

Health Care - Services – 0.5%
American Renal Holdings, Inc. (CCC+/Caa1)
19,995,926	8.500	03/20/20	19,296,069

Health Care - Services – 0.4%
U.S. Renal Care, Inc. (B/B1)
16,875,000	4.250	11/06/22	16,706,250

Home Construction – 0.2%
BRG Bell Sports, Inc. (CCC/Caa1)
7,600,000	10.250	04/14/22	6,916,000

Media - Non Cable – 0.8%
Getty Images, Inc. (CCC+/B3)
19,476,746	4.750	10/18/19	12,143,751
Renaissance Learning, Inc. (B-/B1)
7,077,488	4.500	04/09/21	6,759,001
Renaissance Learning, Inc. (CCC/Caa2)
12,047,700	8.000	04/11/22	11,264,600

			30,167,352

Metals & Mining – 0.2%
FMG Resources (August 2006) Pty Ltd. (BB+/Ba1)
13,349,235	4.250	06/30/19	9,863,082

Retailers – 1.5%
Academy Ltd. (B/B2)
12,763,289	5.000	07/01/22	12,284,666
Bass Pro Group LLC (BB-/B1)
7,265,100	4.000	06/05/20	6,980,526
J Crew Group, Inc. (B-/B2)
19,868,967	4.000	03/05/21	12,810,516
PetSmart, Inc. (BB-/Ba3)
4,950,125	4.250	03/11/22	4,812,759
Rue21, Inc. (B-/B2)
19,063,529	5.625	10/09/20	15,288,950
True Religion Apparel, Inc. (CC/Caa3)
6,825,000	11.000	01/30/20	2,730,000
True Religion Apparel, Inc. (CCC/Caa1)
8,250,750	5.875	07/30/19	4,565,388

			59,472,805

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(f) – (continued)
Services Cyclical - Rental Equipment – 0.2%
Maxim Crane Works LP (B/Caa2)
$6,975,000	10.250%	11/26/18	$ 6,835,500

Technology - Software/Services – 0.1%
SS&C Technologies, Inc. (BB/Ba3)
5,399,103	4.000	07/08/22	5,351,861
794,563	4.000	07/08/22	787,610

			6,139,471

TOTAL BANK LOANS (Cost $292,076,372)			$ 249,438,806

Shares	Rate	Value
Preferred Stock(c)(g) – 0.1%
Media - Broadcasting & Radio – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$ 3,526,380
(Cost $3,042,344)

Shares	Description	Value
Common Stocks – 0.1%
40	Dawn Holdings, Inc.	$ —
428,571	Halcon Resources Corp.(b)	540,000
341,350	Huntsman Corp.	3,881,150
5,053	LyondellBasell Industries NV Class A	439,106
28,148	Motors Liquidation Co.	409,553
21	New Cotai Class B Shares(b)	—
10	Nycomed(b)	—
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—

TOTAL COMMON STOCKS (Cost $16,198,111)		$ 5,269,848

Units	Expiration Date	Value
Warrant(b) – 0.0%
Lender Process Services, Inc. (NR/NR)
14,274	12/31/20	$ —
Masonite International Corp. (NR/NR)
22,734	06/09/16	318,276

TOTAL WARRANT (Cost $21,898,892)		$ 318,276

Shares	Distribution Rate	Value
Investment Company(h) – 5.7%
Goldman Sachs Financial Square Government Fund - FST Shares
227,373,789	0.185%	$ 227,373,789
(Cost $227,373,789)

TOTAL INVESTMENTS – 100.7% (Cost $4,470,188,724)		$4,003,463,624

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (2.2)%
Reverse Repurchase Agreements – (2.2)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(4,286,187)	0.500%	11/22/16	$ (4,286,187)
(1,808,375)	4.000	11/22/16	(1,808,375)
(4,037,250)	1.500	11/26/16	(4,037,250)
(2,090,625)	0.375	12/07/16	(2,090,625)
(3,917,500)	0.500	12/07/16	(3,917,500)
(5,321,875)	0.625	12/15/16	(5,321,875)
(4,300,000)	0.500	12/16/16	(4,300,000)
(2,008,875)	0.350	12/17/16	(2,008,875)
(3,387,500)	0.750	12/17/16	(3,387,500)
(4,900,000)	1.000	12/21/16	(4,900,000)
(3,056,250)	0.250	12/22/16	(3,056,250)
Citigroup Reverse Repurchase Agreement (NR/NR)
(3,670,000)	0.750	07/23/16	(3,670,000)
(1,702,250)	0.500	08/25/16	(1,702,250)
(4,458,563)	0.875	10/22/16	(4,458,563)
(5,654,063)	1.000	12/08/16	(5,654,063)
(2,640,000)	1.000	12/29/16	(2,640,000)
First Boston Reverse Repurchase Agreement (NR/NR)
(2,527,500)	0.500	08/11/16	(2,527,500)
(1,021,500)	0.750	12/10/16	(1,021,500)
(2,009,625)	4.000	12/22/16	(2,009,625)
Royal Bank of Canada Reverse Repurchase Agreement (NR/NR)
(4,637,500)	1.000	07/21/16	(4,637,500)
(4,250,000)	1.250	08/20/16	(4,250,000)
(1,464,750)	1.000	08/23/16	(1,464,750)
(4,306,250)	4.000	11/29/16	(4,306,250)
(8,850,000)	1.000	12/07/16	(8,850,000)
(2,132,000)	3.000	12/22/16	(2,132,000)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(88,438,438))			$ (88,438,438)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			58,957,617

NET ASSETS – 100.0%			$3,973,982,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,631,054,270, which represents approximately 41.0% of net assets as of December 31, 2015.

(b)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2015, the value of securities pledged amounted to $65,366,000.

(f)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on December 31, 2015. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2015.

(h)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Chase Bank (London)	USD	6,276,773	CAD	8,391,920	$6,064,866	01/04/16	$211,908

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	6,049,687	CAD	8,391,920	$6,065,296	02/03/16	$(15,610)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	30	March 2016	$3,394,500	$35,406
Ultra Long U.S. Treasury Bonds	243	March 2016	38,561,062	198,695
2 Year U.S. Treasury Notes	418	March 2016	90,803,969	(150,266)
5 Year U.S. Treasury Notes	1,782	March 2016	210,846,798	(594,888)
10 Year U.S Treasury Notes	(1,273)	March 2016	(160,278,656)	457,515
20 Year U.S. Treasury Bonds	134	March 2016	20,602,500	(37,265)

TOTAL				$(90,803)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

						Market Value
Referenced Obligation		Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	CDX North America High Yield Index 25	150,000	5.000%	12/20/20	4.757%	$3,014,732	$1,213,326

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,470,811,165

Gross unrealized gain	35,934,352
Gross unrealized loss	(503,281,893)

Net unrealized security loss	$(467,347,541)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – 84.5%
Aerospace – 1.2%
LM U.S. Corp. Acquisition, Inc. (CCC/Caa2)
	$5,375,362	8.250%	01/25/21	$ 5,344,024
Silver II US Holdings LLC (B/B3)
	7,303,472	4.000	12/13/19	6,160,479
Transdigm, Inc. (B/Ba3)
	15,072,537	3.750	02/28/20	14,681,103
	8,047,152	3.750	06/04/21	7,825,855
	4,861,579	3.500	05/14/22	4,698,376

				38,709,837

Airlines – 1.8%
Air Canada (BB/Ba3)
	3,267,510	4.000	09/26/19	3,252,545
Atlantic Aviation FBO, Inc. (BB-/Ba3)
	9,958,744	3.250	06/01/20	9,849,198
Continental Airlines, Inc. (BB+/Ba2)
	19,415,204	3.250	04/01/19	19,241,826
Delta Air Lines, Inc. (BBB/Baa3)
	24,502,596	3.250	10/18/18	24,383,513
	748,125	3.250	08/24/22	745,851

				57,472,933

Automotive - Parts – 0.9%
Cooper Standard Holdings, Inc. (BB-/B1)
	8,494,879	4.000	04/04/21	8,346,218
Gates Global LLC (B+/B2)
	13,466,324	4.250	07/05/21	12,600,574
Jason, Inc. (B/B1)
	8,887,500	5.500	06/30/21	8,309,813

				29,256,605

Building Materials – 3.7%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
	26,239,979	3.500	04/16/20	25,985,714
Armstrong World Industries, Inc. (BB/B1)
	1,880,336	3.500	03/15/20	1,863,094
CPG International, Inc. (B/B2)
	3,906,915	4.750	09/30/20	3,652,965
Gyp Holdings III Corp. (B/B3)
	21,276,000	4.750	04/01/21	20,247,731
Jeld-Wen, Inc. (B/B1)
	17,794,750	5.250	10/15/21	17,602,033
	10,598,438	4.750	07/01/22	10,399,717
LBM Borrower, LLC (B+/B3)
	13,466,250	6.250	08/20/22	12,759,272
PLY Gem Industries, Inc. (B+/B1)
	7,115,719	4.000	02/01/21	6,973,405
Quikrete Cos., Inc. (BB-/B1)
	17,624,711	4.000	09/28/20	17,398,938

				116,882,869

Capital Goods - Others – 0.3%
USIC Holdings, Inc. (B+/B2)
	9,236,729	4.000	07/10/20	8,613,250

Chemicals – 2.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV (BB-/Ba3)(b)
EUR	850,000	3.750	02/01/20	952,632

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Chemicals – (continued)
Emerald Performance Materials LLC (B/B1)
	$7,294,119	4.500%	08/01/21	$ 7,125,479
Emerald Performance Materials LLC (CCC+/Caa1)
	6,350,000	7.750	08/01/22	5,974,270
Huntsman International LLC (BB/Ba2)
	3,465,000	3.750	10/01/21	3,397,432
MacDermid, Inc. (BB-/B2)
	2,202,750	5.500	06/07/20	2,125,654
Univar, Inc. (BB-/B2)
	10,797,938	4.250	07/01/22	10,430,484
US Coatings Acquisition, Inc. (BB-/Ba3)
	32,903,271	3.750	02/01/20	32,551,535

				62,557,486

Consumer Cyclical Services - Distribution Logistics – 0.2%
Beacon Roofing Supply, Inc. (BB+/B2)
	5,835,375	4.000	10/01/22	5,784,315

Consumer Products - Household & Leisure – 3.4%
Bombardier Recreational Products, Inc. (BB-/Ba3)
	16,879,491	3.750	01/30/19	16,674,574
Coty, Inc. (NR/Ba1)
	4,250,000	3.750	10/27/22	4,210,177
Galleria Co. (BBB-/Ba1)
	8,500,000	3.750	10/22/22	8,420,355
Jarden Corp. (BBB-/Ba1)
	1,119,275	3.174	09/30/20	1,117,876
	9,476,250	3.174	07/30/22	9,458,529
Renfro Corp. (B/B3)
	24,641,331	5.750	01/30/19	23,963,695
Spectrum Brands, Inc. (BB/Ba2)
	8,906,493	3.500	06/23/22	8,867,037
EUR	567,150	3.500	06/23/22	613,885
The Sun Products Corp. (B-/B1)
	$36,114,270	5.500	03/23/20	33,730,728

				107,056,856

Consumer Products - Industrial – 1.0%
Atkore International, Inc. (B/B3)
	13,432,302	4.500	04/09/21	12,508,831
Atkore International, Inc. (CCC+/Caa2)
	12,750,000	7.750	10/09/21	11,092,500
Southwire Co. (BB+/Ba3)
	8,903,677	3.000	02/10/21	8,681,085

				32,282,416

Diversified Manufacturing – 3.2%
CPM Holdings, Inc. (B+/B1)
	7,863,768	6.000	04/11/22	7,745,811
Crosby US Acquisition Corp. (B-/B2)
	22,856,071	4.000	11/23/20	17,827,735
Doosan Infracore Co., Ltd. (BB-/Ba3)
	9,216,981	4.500	05/28/21	9,101,768
Dynacast International LLC (B/Ba3)
	2,518,189	4.500	01/28/22	2,445,791
Gardner Denver, Inc. (B/B1)
	8,650,842	4.250	07/30/20	7,761,968
Mannington Mills, Inc. (BB-/B1)
	6,492,813	4.750	10/01/21	6,125,969
Mirror Bidco Corp. (B/Ba3)
	19,091,105	4.250	12/28/19	18,709,283
Rexnord LLC (BB-/B2)
	34,918,776	4.000	08/21/20	33,762,266

				103,480,591

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Energy – 1.9%
American Energy - Marcellus LLC (CCC/Caa1)
$13,550,000	5.250%	08/04/20	$ 3,556,875
American Energy - Marcellus LLC (CC/Caa3)
34,190,000	8.500	08/04/21	626,703
CITGO Holding, Inc. (B-/Caa1)
4,540,076	9.500	05/12/18	4,498,444
Jonah Energy LLC (B/B3)
9,250,000	7.500	05/12/21	5,735,000
Magnum Hunter Resources, Inc. (D/WR)
1,036,906	9.000	09/15/16	1,036,906
2,124,848	6.500	12/31/16	2,119,536
16,283,013	0.000	10/22/19	9,606,977
MEG Energy Corp. (BB+/Ba2)
37,107,724	3.750	03/31/20	32,543,474

			59,723,915

Energy - Exploration & Production – 0.4%
EP Energy LLC (B+/Ba2)
11,900,000	3.500	05/24/18	9,192,750
4,775,000	4.500	04/30/19	3,688,688

			12,881,438

Entertainment – 0.8%
Sabre, Inc. (B+/Ba3)
488,222	3.500	02/19/18	482,934
21,487,955	4.000	02/19/19	21,232,893
3,590,923	4.000	02/19/19	3,549,628

			25,265,455

Environmental – 0.4%
EnergySolutions LLC (B-/B3)
18,365,897	6.750	05/29/20	13,774,423

Finance – 1.4%
CeramTec Acquisition Corp. (B/Ba3)
629,783	4.250	08/30/20	622,698
1,839,577	4.250	08/30/20	1,818,882
6,045,169	4.250	08/30/20	5,977,160
ROC Finance LLC (B+/B2)
1,955,000	5.000	06/20/19	1,814,885
SBA Senior Finance II LLC (BB/B1)
16,227,751	3.250	03/24/21	15,862,627
Victory Capital Management, Inc. (BB-/B2)
19,793,870	7.000	10/31/21	19,101,085

			45,197,337

Food & Beverages – 5.4%
Albertson’s Holdings LLC (BB-/Ba3)
19,004,502	5.125	08/25/19	18,788,420
Diamond Foods, Inc. (B+/B2)
22,347,593	4.250	08/20/18	22,263,789
Dole Food Co., Inc. (B-/B1)
8,249,900	4.500	11/01/18	8,181,179
High Liner Foods, Inc. (B+/B2)
9,505,688	4.250	04/24/21	9,339,338
Performance Food Group, Inc. (BB-/B3)
36,388,519	6.250	11/14/19	36,236,779
Pinnacle Foods Finance LLC (BB+/Ba2)
9,278,440	3.000	04/29/20	9,114,119
6,099,206	3.000	04/29/20	5,991,616
Shearer’s Foods, Inc. (B/B1)
7,628,438	4.938	06/30/21	7,437,727

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Food & Beverages – (continued)
Shearer’s Foods, Inc. (CCC+/Caa1)
$12,800,000	7.750%	06/30/22	$ 12,032,000
US Foods, Inc. (B-/B2)
43,834,175	4.500	03/31/19	43,213,045

			172,598,012

Food & Drug Retailers – 1.0%
Rite Aid Corp. (B+/B2)
8,790,000	5.750	08/21/20	8,794,395
21,870,000	4.875	06/21/21	21,794,767

			30,589,162

Gaming – 0.8%
Aristocrat Leisure Ltd. (BB/Ba2)
3,913,089	4.750	10/20/21	3,890,745
Graton Economic Development Authority (B+/B2)
2,206,765	4.750	09/01/22	2,181,939
Marina District Finance Co., Inc. (BB/B2)
6,222,139	6.500	08/15/18	6,206,583
MGM Resorts International (BB/Ba2)
10,202,060	3.500	12/20/19	10,049,029
Peninsula Gaming LLC (BB-/B1)
4,321,285	4.250	11/20/17	4,299,679

			26,627,975

Health Care – 0.8%
Community Health Systems, Inc. (BB/Ba2)
7,925,693	3.750	12/31/19	7,712,729
12,541,751	4.000	01/27/21	12,326,785
HCA, Inc. (BBB-/Ba1)
3,746,649	3.174	03/31/17	3,739,868
MedAssets, Inc. (BB+/Ba3)
70,854	4.000	12/13/19	70,234

			23,849,616

Health Care - Medical Products – 0.3%
Convatec, Inc. (B+/Ba2)
2,684,897	4.250	06/15/20	2,632,890
Ortho-Clinical Diagnostics, Inc. (B/B1)
7,014,831	4.750	06/30/21	5,918,764

			8,551,654

Health Care - Pharmaceuticals – 2.5%
Endo Luxembourg Finance Co. I S.A.R.L. (BB/Ba1)
8,215,871	3.750	09/26/22	8,096,084
Valeant Pharmaceuticals International, Inc. (BB/Ba1)
4,243,170	2.680	10/20/18	4,084,051
4,561,323	3.500	02/13/19	4,390,273
23,300,954	3.750	08/05/20	22,310,664
43,022,771	4.000	04/01/22	41,291,105

			80,172,177

Health Care - Services – 5.3%
21st Century Oncology Holdings, Inc. (B-/B1)
12,686,250	6.500	04/30/22	10,593,019
American Renal Holdings, Inc. (B/Ba3)
14,292,360	4.500	09/20/19	14,006,513
American Renal Holdings, Inc. (CCC+/Caa1)
21,385,439	8.500	03/20/20	20,636,949
Amsurg Corp. (BB-/Ba2)
1,898,060	3.500	07/16/21	1,876,707

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Health Care - Services – (continued)
Envision Healthcare Corp. (BB-/B1)
	$14,017,106	4.250%	05/25/18	$ 13,906,090
MPH Acquisition Holdings LLC (B+/B1)
	37,320,667	3.750	03/31/21	36,263,372
Sedgwick Claims Management Services, Inc. (B/B1)
	13,161,446	3.750	03/01/21	12,602,085
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
	13,600,758	6.750	02/28/22	12,240,682
	12,850,000	6.750	02/28/22	11,565,000
U.S. Renal Care, Inc. (B/B1)
	32,275,000	5.250	11/06/22	31,952,250
U.S. Renal Care, Inc. (CCC+/Caa1)
	4,025,000	9.000	12/31/23	3,949,531

				169,592,198

Lodging – 1.9%
Four Seasons Holdings, Inc. (BB/B1)
	12,901,932	3.500	06/27/20	12,643,893
Hilton Worldwide Finance LLC (BBB-/Ba2)
	8,206,802	3.500	10/26/20	8,183,741
La Quinta Intermediate Holding LLC (BB/B1)
	39,965,846	3.750	04/14/21	38,866,786

				59,694,420

Media - Broadcasting & Radio – 3.5%
Getty Images, Inc. (CCC+/B3)
	51,682,354	4.750	10/18/19	32,223,948
iHeart Communications, Inc. (CCC+/Caa1)
	20,847,038	7.924	07/30/19	14,530,385
Salem Communications Corp. (B/B2)
	13,743,198	4.500	03/13/20	13,279,365
Telesat Canada (BB/Ba3)
	2,008,584	3.500	03/28/19	1,972,590
The E.W. Scripps Co. (BBB-/Ba2)
	12,883,953	3.500	11/26/20	12,706,798
Townsquare Media, Inc. (BB-/Ba2)
	3,123,949	4.250	04/01/22	3,077,090
Univision Communications, Inc. (B+/B2)
	11,785,337	4.000	03/01/20	11,511,799
	21,153,262	4.000	03/01/20	20,666,737

				109,968,712

Media - Cable – 3.5%
Charter Communications Operating LLC (BB+/Baa3)
	28,467,893	3.000	07/01/20	27,904,513
	11,526,576	3.000	01/04/21	11,281,637
CSC Holdings LLC (BB+/Baa3)
	22,968,243	2.924	04/17/20	22,867,871
Neptune Finco Corp. (BB-/Ba1)
	14,775,000	5.000	10/09/22	14,733,482
Numericable Group SA (B+/B1)
	3,725,000	4.563	07/31/22	3,553,315
Wave Division Holdings LLC (BB-/Ba3)
	6,790,000	4.000	10/15/19	6,671,175
Ziggo N.V. (BB-/Ba3)
	7,513,619	3.500	01/15/22	7,287,159
	4,841,918	3.500	01/15/22	4,695,983
	7,963,226	3.500	01/15/22	7,723,214
EUR	1,592,250	3.750	01/15/22	1,687,516
	1,025,750	3.750	01/15/22	1,087,122
	2,882,000	3.750	01/15/22	3,054,433

				112,547,420

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Media - Non Cable – 3.7%
Advantage Sales & Marketing, Inc. (B/B1)
$12,656,421	4.250%	07/23/21	$ 12,146,621
Advantage Sales & Marketing, Inc. (CCC+/Caa1)
4,203,226	7.500	07/25/22	3,743,856
Checkout Holding Corp. (B/B1)
21,021,293	4.500	04/09/21	16,711,928
Checkout Holding Corp. (CCC/Caa1)
21,800,000	7.750	04/11/22	12,071,750
McGraw-Hill Global Education Holdings LLC (B+/B1)
6,242,880	4.750	03/22/19	6,091,989
Media General, Inc. (BB+/WR)
9,083,020	4.000	07/31/20	8,949,590
NEP Supershooters LP (B-/Caa1)
20,832,739	10.000	07/22/20	19,478,611
NEP/NCP Holdco, Inc. (B/B1)
25,722,605	4.250	01/22/20	23,986,329
Renaissance Learning, Inc. (B-/B1)
7,474,025	4.500	04/09/21	7,137,694
Renaissance Learning, Inc. (CCC/Caa2)
9,612,400	8.000	04/11/22	8,987,594

			119,305,962

Metals & Mining – 0.4%
FMG Resources (August 2006) Pty Ltd. (BB+/Ba1)
7,881,186	4.250	06/30/19	5,823,015
Hi Crush Partners LP (BB-/B3)
6,841,940	4.750	04/28/21	5,319,608
Novelis, Inc. (BB/Ba2)
273,625	4.000	06/02/22	260,335

			11,402,958

Packaging – 2.9%
Ardagh Holdings USA, Inc. (B+/Ba3)
3,755,685	4.000	12/17/19	3,684,327
Berry Plastics Holding Corp. (BB-/Ba3)
27,849,712	3.500	02/08/20	27,273,780
Berry Plastics Holding Group, Inc. (BB-/Ba3)
11,537,681	3.750	01/06/21	11,354,578
BWAY Holding Co., Inc. (B-/B2)
29,435,443	5.500	08/14/20	28,166,187
Onex Wizard U.S. Acquisition, Inc. (B+/B1)
15,894,925	4.250	03/13/22	15,619,307
Reynolds Group Holdings, Inc. (B+/B1)
7,609,065	4.500	12/01/18	7,525,061

			93,623,240

Real Estate – 1.2%
Communications Sales & Leasing, Inc. (BB-/B1)
9,950,000	5.000	10/24/22	9,169,522
Realogy Corp. (BB/WR)
20,719,269	3.750	03/05/20	20,529,273
Starwood Property Trust, Inc. (BB/Ba3)
9,382,468	3.500	04/17/20	9,230,003

			38,928,798

Restaurants – 1.6%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)
53,049,565	3.750	12/12/21	52,519,069

Retailers – 6.8%
Academy Ltd. (B/B2)
9,310,310	5.000	07/01/22	8,961,173

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Retailers – (continued)
American Apparel (USA) LLC (NR/NR)
$4,127,969	7.287%	10/05/16	$ 4,127,969
Bass Pro Group LLC (BB-/B1)
9,149,703	4.000	06/05/20	8,791,309
BJ’s Wholesale Club, Inc. (B-/B3)
14,641,739	4.500	09/26/19	13,995,013
BJ’s Wholesale Club, Inc. (CCC/Caa2)
19,900,000	8.500	03/26/20	17,677,767
Burlington Coat Factory Warehouse Corp. (BB-/Ba3)
11,215,645	4.250	08/13/21	11,061,430
Container Store, Inc. (B/Ba1)
6,468,225	4.250	04/06/19	5,918,425
Dollar Tree, Inc. (BB+/Ba1)
18,811,398	3.500	07/06/22	18,729,192
11,700,000	4.250	07/06/22	11,608,623
J Crew Group, Inc. (B-/B2)
24,579,502	4.000	03/05/21	15,847,634
Michaels Stores, Inc. (BB-/Ba2)
17,110,735	3.750	01/28/20	16,939,627
Neiman Marcus Group Ltd., Inc. (B/B2)
28,631,551	4.250	10/25/20	25,267,344
Payless, Inc. (B/B1)
6,138,795	5.000	03/11/21	3,506,787
Payless, Inc. (CCC+/B3)
3,750,000	8.500	03/11/22	1,590,000
Petco Animal Supplies, Inc. (B+/Ba3)
14,180,225	4.000	11/24/17	14,124,497
PetSmart, Inc. (BB-/Ba3)
19,016,435	4.250	03/11/22	18,488,728
The Men’s Wearhouse, Inc. (B+/Ba2)
2,349,716	4.500	06/18/21	2,061,876
6,525,000	5.000	06/18/21	5,502,728
True Religion Apparel, Inc. (CCC/Caa1)
16,646,250	5.875	07/30/19	9,210,870
True Religion Apparel, Inc. (CC/Caa3)
7,650,000	11.000	01/30/20	3,060,000

			216,470,992

Services Cyclical - Business Services – 5.1%
Acosta Holdco, Inc. (B/B1)
4,446,640	4.250	09/26/21	4,219,550
ADS Waste Holdings, Inc. (B+/B2)
40,988,398	3.750	10/09/19	39,605,040
Crossmark Holdings, Inc. (CCC/Caa2)
6,864,000	8.750	12/21/20	3,363,360
First Data Corp. (BB/B1)
38,460,076	3.918	03/24/18	37,909,712
10,000,000	3.918	09/24/18	9,850,000
12,477,728	4.418	03/24/21	12,415,340
10,250,000	4.168	07/08/22	10,093,688
Koosharem LLC (B-/B3)
6,867,483	7.500	05/16/20	6,381,059
TCH 2 Holdings LLC (B-/B1)
1,593,127	5.500	05/06/21	1,529,402
Travelport Finance S.A.R.L. (B/B2)
10,518,750	5.750	09/02/21	10,272,190
Vantiv, LLC (BBB-/Ba3)
27,948,590	3.750	06/13/21	27,791,518

			163,430,859

Services Cyclical - Consumer Services – 1.8%
Bright Horizons Family Solution, Inc. (BB/B1)
28,199,899	4.000	01/30/20	28,076,666
Spin Holdco, Inc. (B/B2)
21,194,761	4.250	11/14/19	20,315,178

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Services Cyclical - Consumer Services – (continued)
Weight Watchers International, Inc. (B-/B3)
$971,898	3.320%	04/02/16	$ 951,003
10,166,068	4.000	04/02/20	7,433,937

			56,776,784

Services Cyclical - Rental Equipment – 0.4%
Maxim Crane Works LP (B/Caa2)
12,000,000	10.250	11/26/18	11,760,000

Technology – 0.7%
CDW LLC (BBB-/Ba2)
22,027,543	3.250	04/29/20	21,443,813

Technology - Software/Services – 5.9%
Aspect Software, Inc. (B-/B3)
4,862,796	7.500	05/07/16	4,457,580
Avago Technologies Cayman Ltd. (BBB-/Ba1)
37,338,694	3.750	05/06/21	37,214,356
Avago Technologies Cayman Ltd. (BBB/Ba1)
52,625,000	3.750	05/06/21	52,000,341
BMC Software Finance, Inc. (B/B1)
20,349,558	5.000	09/10/20	16,701,086
Electrical Components International, Inc. (B+/B1)
7,248,321	5.750	05/28/21	7,193,958
Emdeon, Inc. (B+/Ba3)
17,934,456	3.750	11/02/18	17,575,767
Lawson Software, Inc. (B+/B1)
4,305,124	3.750	06/03/20	4,032,480
MA FinanceCo., LLC (BB-/B1)
6,531,250	4.500	11/20/19	6,451,634
NXP BV (BBB-/Baa3)
19,800,000	3.750	12/07/20	19,686,150
SS&C Technologies, Inc. (BB/Ba3)
16,795,067	4.000	07/08/22	16,648,111
2,471,658	4.000	07/08/22	2,450,031
TTM Technologies, Inc. (B+/B2)
4,039,875	6.000	05/31/21	3,645,987

			188,057,481

Utilities - Electric – 1.4%
Calpine Corp. (BB/Ba3)
20,869,067	4.000	10/09/19	20,295,168
6,536,518	4.000	10/30/20	6,356,763
11,410,000	3.500	05/27/22	10,856,615
NRG Energy, Inc. (BB+/Baa3)
8,431,849	2.750	07/02/18	8,187,662

			45,696,208

Wireless Telecommunications – 5.0%
Asurion LLC (B/Ba3)
4,805,349	5.000	05/24/19	4,491,511
Asurion LLC (CCC+/Caa1)
41,536,979	8.500	03/03/21	35,202,590
Asurion LLC (B/Ba3)
3,034,750	5.000	08/04/22	2,767,692
Crown Castle Operating Co. (BBB/Ba1)
13,459,256	3.000	01/31/21	13,383,615
GCI Holdings, Inc. (BB+/Ba2)
5,161,000	4.000	02/02/22	5,118,009
Intelsat Jackson Holdings SA (BB-/Ba3)
60,552,301	3.750	06/30/19	57,135,335
Level 3 Financing, Inc. (BB/Ba1)
12,095,000	4.000	08/01/19	12,064,763
13,000,000	4.000	01/15/20	12,946,570
9,727,000	3.500	05/31/22	9,564,073

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Wireless Telecommunications – (continued)
LTS Buyer LLC (B/B1)
$3,223,469	4.000%	04/13/20	$ 3,131,600
Zayo Group LLC (BB-/Ba2)
3,152,370	3.750	05/06/21	3,095,501

			158,901,259

TOTAL BANK LOANS (Cost $2,901,069,980)			$2,691,448,495

Corporate Obligations – 8.9%
Airlines – 1.5%
Air Canada (BB/Ba3)(b)(c)
$11,250,000	6.750%	10/01/19	$ 11,671,875
Air Canada (BB-/NR)(c)
10,000,000	5.000	09/15/20	9,425,000
Air Canada (BBB-/Ba1)(c)
14,726,476	5.375	11/15/22	14,836,925
Air Canada 2013-1 Class C Pass Through Trust (BB-/Ba3)(c)
4,996,000	6.625	05/15/18	5,002,245
Continental Airlines 2012-3 Class C Pass Thru Certificates (NR/Ba2)
4,350,000	6.125	04/29/18	4,469,625
United Airlines 2014-1 Class B Pass Through Trust (BBB/NR)
3,665,557	4.750	10/11/23	3,660,975

			49,066,645

Automotive(b)(c) – 0.2%
Schaeffler Finance BV (BB-/Ba2)
7,475,000	4.750	05/15/23	7,288,125

Chemicals(c) – 0.0%
WR Grace & Co. (BB-/Ba3)
750,000	5.125	10/01/21	759,375

Consumer Products - Industrial(b)(c) – 0.1%
HD Supply, Inc. (BB-/B1)
3,275,000	5.250	12/15/21	3,340,500

Electric(b)(c) – 0.2%
Calpine Corp. (BB/Ba3)
6,000,000	7.875	01/15/23	6,390,000

Energy(b)(c)(d) – 0.1%
FTS International, Inc. (B+/B1)
5,950,000	8.012	06/15/20	4,001,375

Energy - Exploration & Production(b)(c) – 0.2%
Antero Resources Corp. (BB/Ba3)
6,650,000	5.625	06/01/23	5,153,750

Finance(c) – 0.2%
HRG Group, Inc. (B+/Ba3)(b)
4,900,000	7.875	07/15/19	5,157,250
International Lease Finance Corp. (BBB-/Ba1)
1,000,000	7.125	09/01/18	1,096,250

			6,253,500

Food and Beverage(b) – 0.2%
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(c)
900,000	9.000	11/01/19	948,375
US Foods, Inc. (CCC+/Caa2)
6,350,000	8.500	06/30/19	6,556,375

			7,504,750

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming(b)(e) – 0.4%
Caesars Entertainment Operating Co., Inc. (D/WR)
	$14,850,000	9.000%	02/15/20	$ 11,397,375

Health Care – 1.7%
CHS/Community Health Systems, Inc. (BB/Ba2)(b)
	9,000,000	5.125	08/15/18	9,022,500
	5,000,000	5.125	08/01/21	4,975,000
CHS/Community Health Systems, Inc. (B-/B3)(b)
	8,800,000	6.875	02/01/22	8,327,000
Crimson Merger Sub, Inc. (CCC+/Caa1)(b)(c)
	200,000	6.625	05/15/22	136,000
HCA, Inc. (BBB-/Ba1)
	10,000,000	3.750	03/15/19	10,075,000
	8,150,000	6.500	02/15/20	8,879,425
	8,050,000	5.000	03/15/24	8,029,875
	3,275,000	5.250	04/15/25	3,299,562
Tenet Healthcare Corp. (BB-/Ba2)(b)(c)(d)
	2,450,000	4.012	06/15/20	2,394,875

				55,139,237

Media - Broadcasting & Radio(b) – 0.7%
iHeartCommunications, Inc. (CCC/Caa1)
	3,153,000	9.000	12/15/19	2,301,690
Univision Communications, Inc. (CCC+/Caa1)(c)
	5,500,000	8.500	05/15/21	5,616,875
Univision Communications, Inc. (B+/B2)(c)
	6,421,000	6.750	09/15/22	6,629,682
	8,200,000	5.125	02/15/25	7,790,000

				22,338,247

Media - Cable(b)(c) – 0.9%
Altice US Finance I Corp. (BB-/Ba3)
	1,575,000	5.375	07/15/23	1,580,906
Numericable - SFR SAS (B+/B1)
	13,000,000	4.875	05/15/19	12,870,000
	4,600,000	6.250	05/15/24	4,439,000
Virgin Media Secured Finance PLC (BB-/Ba3)
	8,325,000	5.375	04/15/21	8,595,563

				27,485,469

Packaging(b) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B+/Ba3)(c)
EUR	2,600,000	4.250	01/15/22	2,846,741
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	2,375,000	9.875	08/15/19	2,383,906

				5,230,647

Restaurants(b)(c) – 0.2%
New Red Finance, Inc. (B+/Ba3)
	3,025,000	4.625	01/15/22	3,025,000
New Red Finance, Inc. (B-/B3)
	2,050,000	6.000	04/01/22	2,111,500

				5,136,500

Retailers(b) – 0.2%
American Apparel, Inc. (D/WR)(e)
	9,986,469	15.000	04/15/20	5,792,152
Dollar Tree, Inc. (B+/Ba3)(c)
	325,000	5.250	03/01/20	337,594
	1,300,000	5.750	03/01/23	1,348,750

				7,478,496

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services(b)(c) – 0.4%
Altegrity, Inc. (D/WR)
$1,736,000	9.500%	07/01/19	$ 1,547,210
First Data Corp. (BB/B1)
9,075,000	6.750	11/01/20	9,562,781

			11,109,991

Services Cyclical - Rental Equipment(b)(c) – 0.2%
Ahern Rentals, Inc. (B/B3)
7,150,000	7.375	05/15/23	5,755,750

Telecommunications - Cellular – 0.9%
Sprint Communications, Inc. (B+/Caa1)
5,000,000	8.375	08/15/17	4,912,500
Sprint Communications, Inc. (BB/B1)(c)
16,050,000	9.000	11/15/18	16,892,625
Sprint Corp. (B+/Caa1)
3,650,000	7.875	09/15/23	2,728,375
Wind Acquisition Finance SA (BB/Ba3)(b)(c)
3,900,000	4.750	07/15/20	3,817,125

			28,350,625

Telecommunications - Satellites(b) – 0.2%
Intelsat Jackson Holdings SA (B+/B3)
7,450,000	7.250	04/01/19	6,835,375

Transportation(b)(c) – 0.2%
Aguila 3 SA (B/B3)
7,325,000	7.875	01/31/18	7,343,313

TOTAL CORPORATE OBLIGATIONS (Cost $298,864,328)			$ 283,359,045

Asset-Backed Securities(c)(d) – 0.2%
Collateralized Loan Obligation – 0.2%
Zais CLO 1 Ltd. Series 2014-1A, Class B (A/NR)
$8,600,000	2.919%	04/15/26	$ 7,881,264
(Cost $8,600,000)

Shares	Distribution Rate		Value
Investment Company(f) – 1.8%
Goldman Sachs Financial Square Government Fund - FST Shares
56,985,206	0.185%		$ 56,985,206
(Cost $56,985,206)

TOTAL INVESTMENTS – 95.4% (Cost $3,265,089,514)			$3,039,674,010

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreement – 0.0%
Reverse Repurchase Agreements – 0.0%
Barclays Reverse Repurchase Agreement (NR/NR)
$(1,034,875)	0.350%	12/17/16	$ (1,034,875)
(Cost $(1,034,875))

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%			148,146,187

NET ASSETS – 100.0%			$3,186,785,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on December 31, 2015. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $187,593,599, which represents approximately 5.9% of net assets as of December 31, 2015.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(e)	Security is currently in default and/or non-income producing.

(f)	Represents Affiliated Funds.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	USD 12,737,739	EUR	11,641,431	$12,661,962	02/03/16	$75,777

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	USD 12,363,468	EUR	11,641,431	$12,652,652	01/04/16	$(289,186)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
	33,600	03/16/21	3 Month LIBOR	2.000%	$(431,470)	$101,514
	33,100	03/16/23	3 Month LIBOR	2.250%	(624,987)	103,464

TOTAL					$(1,056,457)	$204,978

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,267,118,213

Gross unrealized gain	2,416,909
Gross unrealized loss	(229,861,112)

Net unrealized security loss	$(227,444,203)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 87.5%
Automotive – 2.2%
Ford Motor Credit Co. LLC
$4,325,000	5.875%		08/02/21	$ 4,830,199
General Motors Co.
3,700,000	3.500		10/02/18	3,736,259

				8,566,458

Banks – 19.2%
American Express Co.(a)(b)
3,055,000	6.800		09/01/66	3,070,275
Banco Bilbao Vizcaya Argentaria SA
3,950,000	3.000		10/20/20	3,923,578
Bank of America Corp.
3,750,000	5.000		05/13/21	4,070,554
8,300,000	4.000		04/01/24	8,489,706
Barclays Bank PLC
1,875,000	2.500		02/20/19	1,889,061
BNP Paribas SA(c)
1,400,000	4.375		09/28/25	1,371,051
Citigroup, Inc.
1,350,000	4.450		09/29/27	1,341,904
Compass Bank(a)
1,025,000	2.750		09/29/19	1,008,797
Credit Suisse AG(c)
2,500,000	6.500		08/08/23	2,693,750
Credit Suisse Group Funding Guernsey Ltd.(c)
2,150,000	3.125		12/10/20	2,145,527
650,000	3.750		03/26/25	629,914
Discover Financial Services(a)
2,400,000	3.750		03/04/25	2,304,970
HSBC Holdings PLC(a)(b)
600,000	6.375		03/30/49	599,250
475,000	6.375		09/17/49	469,062
ING Bank NV(a)(b)
3,675,000	4.125		11/21/23	3,743,032
Intesa Sanpaolo SPA
4,075,000	3.875		01/16/18	4,187,915
3,400,000	5.017	(c)	06/26/24	3,322,545
JPMorgan Chase & Co.
3,700,000	3.875		09/10/24	3,680,752
2,175,000	5.300	(a)(b)	05/01/49	2,166,844
KBC Bank NV(a)(b)
2,000,000	8.000		01/25/23	2,177,600
Morgan Stanley, Inc.
4,500,000	4.000		07/23/25	4,627,660
PNC Preferred Funding Trust II(a)(b)(c)
3,800,000	1.735		03/29/49	3,401,000
Royal Bank of Scotland Group PLC
1,875,000	5.125		05/28/24	1,891,483
Royal Bank of Scotland PLC(a)(b)
1,150,000	9.500		03/16/22	1,221,311
Santander Holdings USA, Inc.(a)
1,175,000	4.500		07/17/25	1,195,067
Santander Issuances SAU
1,600,000	5.179		11/19/25	1,570,015
Santander UK Group Holdings PLC
1,725,000	2.875		10/16/20	1,715,357
2,075,000	4.750	(c)	09/15/25	2,048,751
Synchrony Financial(a)
2,675,000	2.600		01/15/19	2,671,461

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a)(b)
$2,625,000	5.900%		06/15/49	$ 2,647,969

				76,276,161

Brokerage – 1.1%
Morgan Stanley, Inc.
4,425,000	3.700		10/23/24	4,442,806

Chemicals – 1.0%
Albemarle Corp.(a)
900,000	3.000		12/01/19	882,014
Ecolab, Inc.
1,667,000	5.500		12/08/41	1,794,939
Monsanto Co.(a)
1,675,000	4.700		07/15/64	1,276,485

				3,953,438

Consumer Cyclical Services(a) – 1.6%
The Priceline Group, Inc.
3,275,000	3.650		03/15/25	3,195,774
Visa, Inc.
3,050,000	3.150		12/14/25	3,061,290

				6,257,064

Distributor(c) – 0.3%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,110,795

Electric – 4.4%
Exelon Corp.(a)
1,550,000	2.850		06/15/20	1,543,525
Florida Power & Light Co.(a)
2,600,000	5.250		02/01/41	2,921,445
Kentucky Utilities Co.(a)
1,700,000	5.125		11/01/40	1,904,704
PPL WEM Holdings PLC(a)(c)
1,750,000	5.375		05/01/21	1,909,157
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,233,080
Public Service Electric & Gas Co.(a)
2,525,000	3.950		05/01/42	2,420,993
Puget Sound Energy, Inc.(a)(b)
2,000,000	6.974		06/01/67	1,625,000
Ruwais Power Co. PJSC(c)
670,000	6.000		08/31/36	716,063
Southern California Edison Co.(a)
1,550,000	4.050		03/15/42	1,484,645
Virginia Electric and Power Co.(a)
2,030,000	4.000		01/15/43	1,948,850

				17,707,462

Energy – 5.6%
Anadarko Petroleum Corp.
3,125,000	8.700		03/15/19	3,542,274
1,840,000	3.450	(a)	07/15/24	1,623,046
Apache Corp.(a)
675,000	5.100		09/01/40	580,222
1,395,000	4.250		01/15/44	1,126,789
Canadian Natural Resources Ltd.(a)
1,740,000	3.450		11/15/21	1,608,283
ConocoPhillips Co.(a)
2,410,000	3.350		11/15/24	2,213,056
1,375,000	4.150		11/15/34	1,170,171

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Corp Financiera de Desarrollo SA(c)
$360,000	4.750%		02/08/22	$ 365,400
Devon Energy Corp.(a)
2,345,000	3.250		05/15/22	2,038,555
700,000	4.750		05/15/42	516,935
Dolphin Energy Ltd.(c)
128,844	5.888		06/15/19	135,737
Ensco PLC(a)
450,000	5.200		03/15/25	317,250
Halliburton Co.(a)
1,250,000	3.375		11/15/22	1,230,275
1,300,000	3.800		11/15/25	1,271,060
Marathon Oil Corp.(a)
1,050,000	2.700		06/01/20	926,590
Pioneer Natural Resources Co.(a)
1,075,000	3.450		01/15/21	996,942
Suncor Energy, Inc.(a)
2,875,000	3.600		12/01/24	2,701,589

				22,364,174

Food & Beverage – 4.3%
Beam Suntory, Inc.(a)
3,150,000	3.250		05/15/22	3,065,613
Kraft Heinz Foods Co.(a)(c)
3,300,000	3.500		07/15/22	3,327,096
Mead Johnson Nutrition Co.(a)
1,550,000	4.125		11/15/25	1,555,998
Pernod-Ricard SA(c)
2,300,000	4.450		01/15/22	2,384,371
SABMiller Holdings, Inc.(c)
925,000	4.950		01/15/42	939,511
Sysco Corp.(a)
1,650,000	3.750		10/01/25	1,670,315
The JM Smucker Co.
1,450,000	3.000		03/15/22	1,438,913
WM Wrigley Jr Co.(a)(c)
2,650,000	3.375		10/21/20	2,701,619

				17,083,436

Health Care – 2.3%
AmerisourceBergen Corp.(a)
2,975,000	3.250		03/01/25	2,865,862
Medtronic, Inc.
2,450,000	3.150		03/15/22	2,475,305
Thermo Fisher Scientific, Inc.(a)
1,100,000	3.650		12/15/25	1,097,638
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,169,947
1,475,000	4.750		07/15/45	1,549,807

				9,158,559

Home Construction – 0.7%
MDC Holdings, Inc.
2,275,000	5.625		02/01/20	2,347,923
475,000	6.000	(a)	01/15/43	375,730

				2,723,653

Life Insurance – 2.7%
AIA Group Ltd.(a)(c)
3,025,000	3.200		03/11/25	2,919,797
Genworth Financial, Inc.
1,000,000	8.625		12/15/16	1,045,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
Meiji Yasuda Life Insurance Co.(a)(b)(c)
$1,250,000	5.200%		10/20/45	$ 1,284,375
Prudential Financial, Inc.(a)(b)
600,000	5.375		05/15/45	597,000
Reliance Standard Life Global Funding II(c)
2,350,000	2.500		01/15/20	2,327,830
Teachers Insurance & Annuity Association of America(c)
2,440,000	4.900		09/15/44	2,464,610

				10,638,612

Lodging(a) – 0.4%
Marriott International, Inc.
1,600,000	2.875		03/01/21	1,586,638

Media - Cable – 2.8%
CCO Safari II LLC(a)(c)
125,000	3.579		07/23/20	124,365
700,000	4.464		07/23/22	699,243
2,325,000	4.908		07/23/25	2,313,069
Comcast Corp.
1,375,000	4.250		01/15/33	1,361,813
2,075,000	6.450		03/15/37	2,574,991
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(a)
2,025,000	3.950		01/15/25	1,999,861
300,000	6.000		08/15/40	306,969
Time Warner Cable, Inc.
890,000	6.750		07/01/18	971,509
150,000	5.000		02/01/20	158,485
500,000	5.875	(a)	11/15/40	474,036
300,000	5.500	(a)	09/01/41	271,743

				11,256,084

Media - Non Cable – 1.2%
21st Century Fox America, Inc.
700,000	3.700	(a)(c)	10/15/25	692,849
2,200,000	6.150		02/15/41	2,477,710
Time Warner, Inc.(a)
1,000,000	3.875		01/15/26	988,362
550,000	4.850		07/15/45	522,676

				4,681,597

Metals & Mining – 1.0%
Freeport-McMoRan, Inc.
425,000	4.000		11/14/21	255,000
775,000	3.550	(a)	03/01/22	449,500
Glencore Funding LLC(c)
1,550,000	1.700		05/27/16	1,534,500
1,975,000	2.500		01/15/19	1,649,125

				3,888,125

Noncaptive - Financial – 4.6%
Air Lease Corp.
800,000	4.500		01/15/16	800,020
1,100,000	5.625		04/01/17	1,139,482
Capital One Financial Corp.(a)
1,975,000	4.200		10/29/25	1,947,426
GE Capital International Funding Co.(c)
1,200,000	4.418		11/15/35	1,226,769
GE Capital Trust I(a)(b)
3,280,000	6.375		11/15/67	3,427,600
General Electric Capital Corp.
208,000	6.150		08/07/37	262,458
294,000	5.875		01/14/38	360,465
975,000	6.375	(a)(b)	11/15/67	1,018,875

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – (continued)
International Lease Finance Corp.
$3,225,000	5.750%		05/15/16	$ 3,265,313
2,500,000	7.125	(c)	09/01/18	2,740,625
KKR Group Finance Co. LLC(c)
1,850,000	6.375		09/29/20	2,130,541

				18,319,574

Pharmaceuticals(a) – 2.1%
Actavis Funding SCS
1,150,000	3.450		03/15/22	1,152,104
750,000	3.800		03/15/25	746,757
1,400,000	4.850		06/15/44	1,385,038
Actavis, Inc.
1,200,000	4.625		10/01/42	1,147,566
Forest Laboratories LLC(c)
2,075,000	4.375		02/01/19	2,173,720
1,550,000	5.000		12/15/21	1,684,236

				8,289,421

Pipelines – 3.5%
Enbridge, Inc.(a)
1,000,000	3.500		06/10/24	834,757
Energy Transfer Partners LP(a)
1,065,000	5.200		02/01/22	977,421
Enterprise Products Operating LLC(a)(b)
3,725,000	8.375		08/01/66	3,333,875
1,765,000	7.000		06/01/67	1,447,300
Tennessee Gas Pipeline Co.
1,825,000	8.375		06/15/32	1,771,989
TransCanada PipeLines Ltd.(a)(b)
1,550,000	6.350		05/15/67	1,162,500
Western Gas Partners LP(a)
2,450,000	5.450		04/01/44	1,930,060
Williams Partners LP(a)
3,000,000	3.600		03/15/22	2,378,205

				13,836,107

Property/Casualty Insurance – 2.3%
ACE INA Holdings, Inc.(a)
950,000	2.875		11/03/22	942,333
950,000	3.350		05/03/26	946,215
Allied World Assurance Co. Holdings Ltd.(a)
1,200,000	4.350		10/29/25	1,176,830
American International Group, Inc.(a)
2,000,000	3.750		07/10/25	1,980,123
975,000	4.500		07/16/44	901,290
Arch Capital Group Ltd.
1,245,000	7.350		05/01/34	1,546,904
The Chubb Corp.(a)(b)
1,943,000	6.375		03/29/67	1,845,850

				9,339,545

Real Estate Investment Trusts – 7.4%
American Campus Communities Operating Partnership LP(a)
3,200,000	4.125		07/01/24	3,188,499
Camden Property Trust
2,575,000	5.700		05/15/17	2,688,640
CubeSmart LP(a)
1,625,000	4.800		07/15/22	1,736,210
Developers Diversified Realty Corp.
590,000	9.625		03/15/16	599,212
3,750,000	7.500		04/01/17	3,994,401

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
HCP, Inc.(a)
$2,475,000	2.625%		02/01/20	$ 2,430,149
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,275,028
Select Income REIT(a)
650,000	2.850		02/01/18	648,759
1,125,000	3.600		02/01/20	1,131,229
1,625,000	4.150		02/01/22	1,566,793
Trust F/1401(c)
230,000	5.250		12/15/24	228,275
UDR, Inc.
1,900,000	4.250		06/01/18	1,980,908
Vereit Operating Partnership LP
5,075,000	2.000		02/06/17	4,973,992
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
2,150,000	2.700		09/17/19	2,132,288
Welltower, Inc.(a)
775,000	4.125		04/01/19	808,427

				29,382,810

Retailers(a) – 2.3%
Amazon.com, Inc.
2,325,000	3.300		12/05/21	2,380,177
CVS Health Corp.
3,500,000	2.800		07/20/20	3,516,042
1,925,000	3.875		07/20/25	1,959,593
1,075,000	5.750		05/15/41	1,207,133

				9,062,945

Technology - Hardware – 1.8%
Analog Devices, Inc.(a)
1,100,000	3.900		12/15/25	1,112,830
Hewlett Packard Enterprise Co.(a)(c)
2,325,000	4.900		10/15/25	2,281,300
Intel Corp.(a)
2,225,000	4.900		07/29/45	2,346,093
Oracle Corp.(a)
800,000	4.300		07/08/34	794,939
QUALCOMM, Inc.
600,000	3.000		05/20/22	590,173

				7,125,335

Technology - Software/Services – 2.3%
Apple, Inc.
3,150,000	3.850		05/04/43	2,913,655
Fidelity National Information Services, Inc.(a)
3,300,000	4.500		10/15/22	3,363,175
Fiserv, Inc.(a)
3,100,000	2.700		06/01/20	3,068,016

				9,344,846

Tobacco – 3.6%
Altria Group, Inc.
1,650,000	2.850		08/09/22	1,609,512
BAT International Finance PLC(c)
3,300,000	2.750		06/15/20	3,299,040
2,950,000	3.950		06/15/25	3,034,777
Reynolds American, Inc.
1,600,000	3.250		06/12/20	1,619,815
3,725,000	4.450	(a)	06/12/25	3,898,070
950,000	5.850	(a)	08/15/45	1,051,224

				14,512,438

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(c) – 1.1%
ERAC USA Finance LLC
$1,525,000	5.625%		03/15/42	$ 1,636,696
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,275,000	3.375	(a)	02/01/22	2,208,995
650,000	4.875		07/11/22	676,061

				4,521,752

Wirelines Telecommunications – 5.7%
AT&T, Inc.(a)
2,950,000	3.400		05/15/25	2,822,575
Telefonica Emisiones SAU
3,810,000	5.462		02/16/21	4,261,893
Verizon Communications, Inc.
5,425,000	4.500		09/15/20	5,816,240
2,000,000	5.150		09/15/23	2,191,981
3,420,000	4.150	(a)	03/15/24	3,521,464
675,000	3.500	(a)	11/01/24	663,600
948,000	4.862		08/21/46	899,100
2,685,000	4.522		09/15/48	2,396,176

				22,573,029

TOTAL CORPORATE OBLIGATIONS (Cost $355,866,694)				$348,002,864

Foreign Debt Obligations – 5.8%
Sovereign – 5.8%
Federal Republic of Brazil
$2,460,000	4.250%		01/07/25	$ 1,980,300
395,000	7.125		01/20/37	341,675
Republic of Chile
935,000	3.625		10/30/42	814,853
Republic of Colombia
3,851,000	4.000		02/26/24	3,668,077
522,000	6.125		01/18/41	503,730
340,000	5.000		06/15/45	283,900
Republic of Indonesia
387,000	5.875		01/15/24	413,606
1,430,000	4.125		01/15/25	1,358,500
470,000	6.750		01/15/44	502,900
Republic of Panama(d)
820,000	9.375		04/01/29	1,180,800
Republic of Peru
570,000	6.550		03/14/37	659,775
Republic of South Africa
750,000	5.875		09/16/25	766,500
Republic of Turkey
2,040,000	6.250		09/26/22	2,218,500
1,820,000	5.750		03/22/24	1,921,920
180,000	7.375		02/05/25	210,150
210,000	4.250		04/14/26	196,875
Republic of Uruguay
311,876	5.100		06/18/50	268,213
United Mexican States
1,810,000	6.050		01/11/40	1,981,950
980,000	4.750		03/08/44	892,780
1,335,000	5.550		01/21/45	1,365,038
1,706,000	4.600		01/23/46	1,514,075

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $23,992,209)				$23,044,117

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 3.4%
California – 1.9%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 636,814
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	3,378,546
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,472,264

			7,487,624

Illinois – 1.4%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	2,050,285
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,363,675

			5,413,960

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414	01/01/40	497,087

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,062,301)			$ 13,398,671

U.S. Treasury Obligations – 0.9%
United States Treasury Inflation Protected Securities
$837,728	0.125%	04/15/17	$ 836,028
United States Treasury Notes
2,700,000	1.750	12/31/20	2,697,786

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,532,385)			$ 3,533,814

TOTAL INVESTMENTS – 97.6% (Cost $394,453,589)			$387,979,466

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			9,551,378

NET ASSETS – 100.0%			$397,530,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $70,665,373, which represents approximately 17.8% of net assets as of December 31, 2015.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2015.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	142	March 2016	$22,533,625	$25,446
2 Year U.S. Treasury Notes	160	March 2016	34,757,500	(57,107)
5 Year U.S Treasury Notes	113	March 2016	13,370,196	(28,840)
10 Year U.S Treasury Notes	(311)	March 2016	(39,156,844)	105,806
20 Year U.S. Treasury Bonds	(91)	March 2016	(13,991,250)	51,426

TOTAL				$96,731

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$ 17,600	06/24/21	2.923%	3 month LIBOR	$(3,860)	$208,294
	27,470	09/02/22	2.810	3 month LIBOR	58,821	94,931
	4,500	06/24/29	3 month LIBOR	3.218%	12,938	(207,404)
	6,440	09/02/30	3 month LIBOR	3.005	(24,061)	(82,789)

TOTAL					$43,838	$13,032

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Markit CMBX Series 7	200	0.500%	01/17/47	1.038%	$(7,601)	$495
	Markit CMBX Series 7	1,700	0.500	01/17/47	1.038	(58,142)	(2,257)
	Markit CMBX Series 8	1,600	0.500	10/17/57	1.116	(64,875)	(12,722)
Credit Suisse International (London)	Markit CMBX Series 6	100	0.500	05/11/63	0.878	(2,514)	211
	Markit CMBX Series 7	1,300	0.500	01/17/47	1.038	(48,999)	2,813
	Markit CMBX Series 8	1,900	0.500	10/17/57	1.116	(89,263)	(2,880)
	Markit CMBX Series 8	100	0.500	05/11/63	0.878	(2,414)	112
Morgan Stanley & Co. International	Markit CMBX Series 6	100	0.500	10/17/57	1.116	(4,919)	70
	Markit CMBX Series 8	900	0.500	10/17/57	1.116	(39,357)	(4,290)

TOTAL						$(318,084)	$(18,448)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

						Market Value
Referenced Obligation		Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Credit Suisse International (London)	CDX North America High Yield Index 25	32,700	(1.000)%	12/20/20	0.888%	$(95,243)	$(87,100)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$394,492,519

Gross unrealized gain	6,573,746
Gross unrealized loss	(13,086,799)

Net unrealized security loss	$(6,513,053)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 75.2%
Brazil – 9.7%
Brazil Letras do Tesouro Nacional (BBB-/Baa3)(a)
BRL	25,737,000	0.000%		04/01/16	$ 6,285,905
	57,600,000	0.000		07/01/17	11,613,800
Brazil Notas do Tesouro Nacional (BBB-/Baa3)
	5,722,190	6.000		08/15/16	1,445,702
	37,256,000	10.000		01/01/18	8,489,295
	24,246,000	10.000		01/01/19	5,256,437
	88,468,000	10.000		01/01/23	16,733,444
	84,822,000	10.000		01/01/25	15,299,545
	42,385,772	6.000		08/15/40	9,111,195

					74,235,323

Chile – 0.3%
Bonos del Banco Central de Chile en Pesos (NR/NR)
CLP	1,640,261,760	3.000		03/01/22	2,516,211

Colombia – 8.3%
Republic of Colombia (NR/Baa2)
COP	1,851,000,000	4.375		03/21/23	487,079
Republic of Colombia (BBB/Baa2)
	$1,850,000	5.000		06/15/45	1,544,750
Republic of Colombia (BBB+/Baa2)
COP	20,622,200,000	7.250		06/15/16	6,526,866
	3,424,300,000	11.250		10/24/18	1,180,950
	140,773,700,000	7.000		05/04/22	41,815,709
	10,484,000,000	10.000		07/24/24	3,634,013
	15,005,000,000	7.500		08/26/26	4,327,367
	100,000	6.000		04/28/28	25
	13,849,800,000	7.750		09/18/30	3,900,238

					63,416,997

Costa Rica(b) – 0.3%
Republic of Costa Rica (BB/Ba1)
	$2,430,000	7.158		03/12/45	2,035,125

Croatia – 1.0%
Republic of Croatia (BB/Ba1)
	1,110,000	6.375		03/24/21	1,177,155
EUR	5,060,000	3.875		05/30/22	5,490,706
	$201,000	6.000		01/26/24	208,839
EUR	600,000	3.000		03/11/25	591,409

					7,468,109

Czech Republic(c) – 1.6%
Czech Republic Government Bond (AA/NR)
CZK	310,070,000	0.370		10/27/16	12,581,750

Dominican Republic – 2.5%
Dominican Republic (NR/NR)
DOP	98,600,000	16.950		02/04/22	2,834,560
	167,900,000	11.500		05/10/24	3,846,617
	199,200,000	11.375		07/06/29	4,458,265
Dominican Republic (BB-/B1)
	$3,453,807	9.040		01/23/18	3,648,084
	4,640,000	6.850	(b)	01/27/45	4,396,400

					19,183,926

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – 1.8%
Republic of Indonesia (NR/Baa3)
IDR	9,000,000	6.125%		05/15/28	$ 510
Republic of Indonesia (BB+/Baa3)
	$12,940,000	4.750	(b)	01/08/26	12,745,900
	230,000	5.250		01/17/42	207,575
	580,000	4.625		04/15/43	496,625

					13,450,610

Malaysia – 3.1%
Malaysia Government Bond (NR/NR)
MYR	49,620,000	0.000	(a)	05/06/16	11,442,359
	3,210,000	3.889		07/31/20	753,609
	18,540,000	4.048		09/30/21	4,318,151
Malaysia Government Bond (NR/A3)
	11,000,000	4.160		07/15/21	2,583,828
	21,130,000	4.498		04/15/30	4,860,057

					23,958,004

Mexico – 9.8%
United Mexican States (NR/A3)
MXN	348,213,900	4.750		06/14/18	20,313,572
United Mexican States (A/A3)
	199,375,800	8.500		12/13/18	12,749,547
	51,788,100	5.000		12/11/19	2,976,813
	193,370,100	6.500		06/10/21	11,620,495
	117,500,100	6.500		06/09/22	7,028,053
	201,523,700	10.000		12/05/24	14,823,852
	77,816,634	4.500		12/04/25	4,963,735
	12,647,500	7.750		11/23/34	804,994

					75,281,061

Peru – 1.8%
Republic of Peru (NR/NR)
PEN	2,168,000	5.200		09/12/23	565,809
Republic of Peru (NR/A3)
	1,969,000	6.850		02/12/42	513,795
Republic of Peru (A-/A3)
	31,403,000	5.700	(b)	08/12/24	8,318,010
	9,882,000	8.200		08/12/26	3,043,387
	4,699,000	6.950		08/12/31	1,279,434

					13,720,435

Philippines – 0.6%
Republic of Philippines (BBB/Baa2)
PHP	88,000,000	4.950		01/15/21	1,879,503
	41,000,000	3.900		11/26/22	823,398
	67,000,000	6.250		01/14/36	1,509,297

					4,212,198

Poland – 13.7%
Poland Government Bond (A/NR)
PLN	129,100,000	1.500		04/25/20	31,940,867
	105,190,000	2.000		04/25/21	26,240,851
	8,690,000	3.250		07/25/25	2,271,852
Poland Government Bond (A/A2)
	18,060,000	5.750		10/25/21	5,428,198
	128,420,000	5.750		09/23/22	38,961,908

					104,843,676

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Romania – 1.8%
Republic of Romania (NR/NR)
RON	51,060,000	5.900%	07/26/17	$ 13,146,730
	2,510,000	4.750	06/24/19	658,337

				13,805,067

Russia – 5.9%
Russian Federation Bond (BBB-/Ba1)
RUB	1,125,000,000	7.850	03/10/18	14,758,767
	206,820,000	7.500	03/15/18	2,701,693
	565,740,000	7.500	02/27/19	7,267,589
	115,870,000	6.700	05/15/19	1,450,724
	40,950,000	7.600	04/14/21	514,237
	355,410,000	7.600	07/20/22	4,403,676
	422,140,000	7.000	01/25/23	5,031,446
	267,980,000	7.000	08/16/23	3,170,240
	377,410,000	8.150	02/03/27	4,721,037
	69,000,000	7.050	01/19/28	787,262

				44,806,671

South Africa – 2.8%
Republic of South Africa (NR/NR)
ZAR	39,730,000	8.875	02/28/35	2,255,239
Republic of South Africa (NR/Baa2)
	109,290,000	8.250	03/31/32	5,934,136
	91,480,000	8.500	01/31/37	4,966,710
	76,350,000	8.750	01/31/44	4,170,361
	74,100,000	8.750	02/28/48	4,041,972

				21,368,418

Thailand – 4.8%
Thailand Government Bond (NR/Baa1)
THB	193,205,000	3.580	12/17/27	5,805,924
	431,996,086	1.250	03/12/28	10,495,482
	97,800,000	3.775	06/25/32	2,954,722
Thailand Government Bond (A-/Baa1)
	665,970,100	1.200	07/14/21	17,502,679

				36,758,807

Turkey – 4.5%
Republic of Turkey (NR/NR)
TRY	62,330,000	8.500	07/10/19	19,983,044
	18,000,000	8.000	03/12/25	5,277,054
Turkey Government Bond (NR/NR)
	24,550,000	7.400	02/05/20	7,534,032
	5,920,000	7.100	03/08/23	1,670,607

				34,464,737

Venezuela – 0.9%
Republic of Venezuela (CCC/Caa3)
	$2,960,000	7.750	10/13/19	1,176,600
	3,190,000	6.000	12/09/20	1,188,275
	1,950,000	9.000	05/07/23	775,125
	7,302,000	8.250	10/13/24	2,774,760
	180,000	7.650	04/21/25	66,600
	1,719,000	9.250	05/07/28	670,410
	1,210,000	11.950	08/05/31	535,425
	130,000	9.375	01/13/34	51,025

				7,238,220

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $782,054,086)				$575,345,345

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 4.4%
Australia – 0.2%
Toyota Finance Australia Ltd. (NR/NR)
MXN	27,460,000	3.760%		07/20/17	$ 1,557,785

Azerbaijan – 0.2%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
	$1,231,000	5.450		02/09/17	1,240,233

Brazil(b) – 0.4%
Banco Santander Brasil SA (BB+/Baa2)
BRL	12,900,000	8.000		03/18/16	3,203,700

Hong Kong – 0.8%
China Unicom Ltd. (NR/NR)
CNH	39,190,000	4.000		04/16/17	5,855,555

Mexico – 0.9%
America Movil SAB de CV (A-/A2)
MXN	115,550,000	6.000		06/09/19	6,685,903

South Africa – 1.5%
Transnet Ltd. (NR/NR)
ZAR	18,000,000	10.800		11/06/23	1,130,830
	61,000,000	8.900		11/14/27	3,276,875
Transnet Ltd. (BBB+/Baa2)
	136,000,000	10.000		03/30/29	7,311,374

					11,719,079

Venezuela – 0.4%
Petroleos de Venezuela SA (CCC/NR)
	$1,100,000	9.000		11/17/21	445,500
	1,170,000	6.000		05/16/24	433,192
	4,140,000	6.000		11/15/26	1,526,625
	1,780,000	5.375		04/12/27	649,700
	350,000	5.500		04/12/37	126,875

					3,181,892

TOTAL CORPORATE OBLIGATIONS (Cost $53,346,793)					$ 33,444,147

Structured Notes – 11.1%
Brazil – 0.2%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	845,000	0.000	%(c)	01/05/17	$ 203,102
	8,701,054	6.000		08/15/40	1,870,368

					2,073,470

Colombia – 2.6%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	15,491,000,000	11.250	(b)	10/25/18	5,342,431
	24,676,000,000	11.250	(b)	10/25/18	8,510,091
	12,492,000,000	11.000		07/27/20	4,402,796
	4,226,000,000	11.000		07/25/24	1,464,836

					19,720,154

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
Indonesia – 8.3%
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)
IDR	42,400,000,000	7.875%		04/17/19	$ 2,985,655
	68,100,000,000	8.375		03/19/24	4,793,578
	35,400,000,000	7.000	(b)	05/17/27	2,196,482
	84,600,000,000	9.000	(b)	03/19/29	6,127,194
	29,500,000,000	8.250	(b)	06/17/32	1,964,698
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
	66,250,000,000	7.000		05/17/27	4,110,648
	60,991,000,000	6.125		05/17/28	3,453,037
	45,220,000,000	9.000		03/19/29	3,275,079
	288,650,000,000	6.625		05/17/33	16,363,115
	74,554,000,000	6.625		05/17/33	4,226,349
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(b)
	16,032,000,000	9.000		03/19/29	1,161,125
	17,000,000,000	9.000		03/19/29	1,231,233
	72,800,000,000	9.000		03/19/29	5,272,574
	34,721,000,000	9.000		03/19/29	2,514,685
	37,708,000,000	9.000		03/19/29	2,731,019
	11,805,000,000	9.000		03/19/29	854,983

					63,261,454

TOTAL STRUCTURED NOTES (Cost $135,230,569)					$ 85,055,078

Municipal Debt Obligations – 0.7%
Puerto Rico – 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CCC-/Caa3)
	$215,000	6.000%		07/01/38	$ 145,125
	415,000	6.000		07/01/44	279,606
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CCC-/Caa3)
	320,000	5.750		07/01/37	213,600
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A (CC/Caa3)
	120,000	5.750		07/01/41	78,000
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (CC/Caa3)
	70,000	5.500		07/01/32	45,238
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (CC/Caa3)
	45,000	5.875		07/01/36	29,363
	170,000	5.750		07/01/38	110,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (CC/Caa3)
	705,000	6.000		07/01/39	461,775
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (CC/Caa3)
	45,000	6.000		07/01/34	29,475
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (CC/Caa3)
	40,000	5.625		07/01/32	25,950
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (CC/Caa3)
	20,000	5.500		07/01/26	13,025
	130,000	5.750		07/01/28	85,312
	265,000	5.000		07/01/41	168,937
Puerto Rico Commonwealth GO Bonds Series 2007 A (CC/Caa3)
	285,000	5.250		07/01/37	182,756
Puerto Rico Commonwealth GO Bonds Series 2014 A (CC/Caa3)
	1,000,000	8.000		07/01/35	725,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (CC/Caa3)
	80,000	5.125		07/01/31	51,450
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (CC/Caa3)
	20,000	5.000		07/01/34	12,750

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (CC/Caa3)
$30,000	5.250%		07/01/27	$ 19,425
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (CC/Ca)(a)
85,000	0.000		08/01/35	9,097
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (CC/Ca)(a)
215,000	0.000		08/01/37	20,732
175,000	0.000		08/01/38	15,810
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CC/Ca)
90,000	5.250		08/01/27	38,138
690,000	0.000	(d)	08/01/32	270,501
215,000	5.750		08/01/37	87,612
160,000	6.375		08/01/39	67,200
15,000	6.500		08/01/44	6,338
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CC/Ca)
475,000	0.000	(d)	08/01/33	142,476
840,000	5.500		08/01/37	338,100
710,000	5.375		08/01/39	284,000
1,795,000	5.500		08/01/42	722,487
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CC/Ca)
240,000	5.375		08/01/38	96,000
1,120,000	5.250		08/01/41	448,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CC/Ca)
485,000	5.000		08/01/43	194,000
175,000	5.250		08/01/43	70,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (CC/Ca)
415,000	5.500		08/01/28	176,375

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,374,085)				$ 5,664,153

U.S. Treasury Obligations – 5.1%
United States Treasury Bond
$3,100,000	3.000%		11/15/45	$ 3,091,878
United States Treasury Bonds(e)
2,000,000	3.625		08/15/43	2,253,940
United States Treasury Notes
10,300,000	1.750		12/31/20	10,291,554
23,000,000	2.125		12/31/22	23,043,241

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,652,154)				$ 38,680,613

TOTAL INVESTMENTS – 96.5% (Cost $1,017,657,687)				$738,189,336

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%				26,640,620

NET ASSETS – 100.0%				$764,829,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $100,033,878, which represents approximately 13.1% of net assets as of December 31, 2015.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2015.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	6,430,000	BRL	24,609,714	$6,209,870	01/05/16	$220,130
	USD	1,299,000	CNH	8,568,313	1,290,054	03/16/16	8,946
	USD	4,558,000	HUF	1,307,258,557	4,499,248	03/16/16	58,752
	USD	6,275,579	PLN	24,349,272	6,197,989	03/16/16	77,590
	USD	9,825,037	SGD	13,878,356	9,763,154	03/16/16	61,883
	USD	5,037,928	TWD	165,239,000	5,007,440	01/19/16	30,488
Barclays Bank PLC	PLN	8,968,809	USD	2,214,078	2,282,967	03/16/16	68,889
	USD	14,188,722	CNH	94,496,889	14,022,582	09/01/16	166,140
	USD	3,675,312	ILS	14,176,045	3,649,221	03/16/16	26,091
	USD	3,089,000	ZAR	47,871,268	3,051,526	03/16/16	37,474
BNP Paribas SA	EUR	2,105,000	HUF	662,258,260	2,292,134	03/16/16	12,811
	HUF	6,315,488,264	USD	21,500,266	21,736,289	03/16/16	236,023
	USD	30,889,965	AED	113,645,015	30,880,483	08/11/16	9,482
	USD	11,109,296	CZK	271,181,793	10,931,040	03/16/16	178,257
	USD	7,321,117	KRW	8,506,332,760	7,234,135	01/14/16	86,982
	USD	3,152,451	MYR	13,557,746	3,141,972	01/08/16	10,479
	USD	3,230,000	TWD	104,894,250	3,181,275	01/08/16	48,725
	USD	5,297,312	TWD	172,533,446	5,224,707	01/29/16	72,605
Citibank NA	CLP	4,759,428,960	USD	6,678,963	6,694,955	01/27/16	15,992
	PLN	13,477,687	EUR	3,111,768	3,430,680	03/16/16	42,277
	USD	9,479,000	CNH	62,375,517	9,391,320	03/16/16	87,680
	USD	3,842,574	CNH	25,127,744	3,728,756	09/01/16	113,818
	USD	61,793,228	EUR	56,007,385	60,986,420	03/16/16	806,808
	USD	6,090,838	KRW	6,910,360,786	5,876,733	01/15/16	214,106
	USD	12,614,189	RUB	843,700,000	11,511,870	01/14/16	1,102,318
Credit Suisse International (London)	USD	2,282,000	RUB	152,975,467	2,088,454	01/12/16	193,546
	USD	3,032,000	RUB	212,712,386	2,902,356	01/14/16	129,644
Deutsche Bank AG	COP	18,397,024,750	USD	5,775,239	5,786,231	01/15/16	10,991
	KRW	3,602,622,400	USD	3,032,000	3,063,755	01/15/16	31,755
	MXN	90,167,000	USD	5,169,116	5,202,861	03/16/16	33,744
	THB	1,359,827,284	USD	37,660,000	37,758,777	01/29/16	98,777
	TRY	32,837,803	USD	10,954,333	11,017,972	03/16/16	63,640
	USD	7,982,753	BRL	30,245,793	7,632,045	01/05/16	350,708
	USD	17,644,433	BRL	67,804,028	16,942,437	02/02/16	701,996
	USD	3,160,000	CNH	20,800,700	3,131,774	03/16/16	28,226
	USD	14,302,644	CNH	95,144,018	14,118,610	09/01/16	184,034
	USD	4,817,900	KRW	5,577,104,201	4,742,900	01/15/16	74,999
	USD	9,294,462	MXN	155,738,007	9,022,292	01/21/16	272,170
	USD	5,579,000	TRY	16,600,884	5,570,046	03/16/16	8,954
	USD	8,117,280	TWD	265,605,513	8,043,858	02/04/16	73,422
	USD	3,462,512	ZAR	53,283,354	3,396,517	03/16/16	65,995
HSBC Bank PLC	CLP	1,177,001,996	USD	1,654,045	1,658,102	01/15/16	4,056
	KRW	3,126,887,865	USD	2,647,000	2,659,234	01/14/16	12,234
	MYR	513,079	USD	118,085	118,483	05/06/16	398
	TRY	7,983,179	USD	2,663,990	2,678,573	03/16/16	14,583
	USD	3,235,000	BRL	12,462,191	3,144,636	01/05/16	90,365
	USD	2,568,000	CLP	1,821,279,528	2,566,676	01/12/16	1,324
	USD	3,210,000	CNH	20,960,337	3,155,809	03/16/16	54,191
	USD	11,329,000	CNH	74,736,235	11,090,259	09/01/16	238,741
	USD	2,738,366	IDR	37,822,305,201	2,720,183	01/19/16	18,183
	USD	3,620,484	IDR	50,523,854,220	3,566,197	03/16/16	54,287
	USD	3,189,000	MYR	13,557,746	3,148,728	01/04/16	40,272
	USD	8,392,590	MYR	36,159,353	8,364,605	03/16/16	27,985
	USD	2,825,056	RON	11,700,882	2,814,276	03/16/16	10,780
	USD	4,950,516	RUB	345,546,010	4,717,468	01/12/16	233,048
	USD	5,270,325	RUB	339,896,460	4,627,273	01/22/16	643,053
	USD	9,802,483	SGD	13,878,846	9,763,499	03/16/16	38,985
	USD	11,534,306	TWD	378,330,404	11,463,349	01/21/16	70,957

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	IDR	146,851,940,000	USD	10,392,919	$10,511,312	01/29/16	$118,393
	TRY	18,341,228	USD	5,982,893	6,153,979	03/16/16	171,086
	USD	9,911,000	CNH	64,874,745	9,626,892	09/01/16	284,108
	USD	5,771,991	HUF	1,652,630,691	5,687,931	03/16/16	84,061
	USD	8,844,000	RUB	629,867,911	8,582,127	01/19/16	261,873
Morgan Stanley & Co.	BRL	67,430,667	USD	16,711,027	16,849,144	02/02/16	138,116
	RUB	149,320,587	USD	2,018,847	2,034,535	01/19/16	15,688
	TRY	12,120,246	USD	4,051,526	4,066,671	03/16/16	15,145
	USD	9,230,951	BRL	35,443,309	8,943,556	01/05/16	287,395
	USD	2,948,000	MXN	50,334,152	2,904,406	03/16/16	43,594
	USD	3,175,000	RUB	223,070,738	3,045,409	01/12/16	129,591
Royal Bank of Canada	BRL	14,155,971	USD	3,550,977	3,572,034	01/05/16	21,057
	USD	2,948,000	BRL	11,528,095	2,908,931	01/05/16	39,069
Royal Bank of Scotland PLC	HUF	6,516,829,476	USD	22,128,453	22,429,254	03/16/16	300,801
	PLN	12,979,938	EUR	3,021,000	3,303,980	03/16/16	14,414
	PLN	21,043,000	USD	5,284,929	5,356,394	03/16/16	71,465
	USD	3,835,540	CLP	2,699,000,106	3,804,090	01/11/16	31,450
	USD	4,875,967	CLP	3,457,561,019	4,870,839	01/15/16	5,128
	USD	38,017,419	COP	112,550,567,946	35,373,170	01/22/16	2,644,249
	USD	9,068,000	MXN	156,181,828	9,012,081	03/16/16	55,919
Standard Chartered Bank	KRW	3,755,691,625	USD	3,175,000	3,194,391	01/08/16	19,391
	USD	454,923	CNH	2,991,665	450,428	03/16/16	4,495
	USD	17,026,000	CNH	110,859,372	16,450,643	09/01/16	575,357
	USD	1,452,901	CZK	35,411,561	1,427,401	03/16/16	25,500
State Street Bank and Trust	TRY	17,956,176	USD	6,020,548	6,024,783	03/16/16	4,235
	USD	3,463,646	PLN	13,465,485	3,427,574	03/16/16	36,072
UBS AG (London)	KRW	3,607,215,880	USD	3,032,000	3,067,661	01/15/16	35,661
	USD	8,760,467	KRW	10,278,217,798	8,739,571	01/22/16	20,896
	USD	633,733	RUB	42,251,000	575,195	01/22/16	58,538
	ZAR	299,023,894	USD	18,622,650	19,061,106	03/16/16	438,456
Westpac Banking Corp.	USD	3,089,000	CNH	20,373,500	3,067,454	03/16/16	21,546
	USD	7,552,000	CNH	49,577,936	7,356,969	09/01/16	195,031
	USD	7,216,000	KRW	8,186,335,520	6,961,852	01/15/16	254,147
	USD	1,920,408	TWD	62,299,941	1,889,458	01/08/16	30,948
	USD	558,253	TWD	18,367,351	556,255	02/04/16	1,996

TOTAL							$14,125,660

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	EUR	2,768,000	PLN	12,087,856	$3,014,074	03/16/16	$(62,831)
	EUR	6,218,857	USD	6,823,000	6,771,711	03/16/16	(51,289)
	SGD	4,152,568	USD	2,944,645	2,921,251	03/16/16	(23,394)
	USD	5,265,219	KRW	6,244,549,708	5,310,622	01/14/16	(45,403)
	USD	4,923,243	PLN	19,625,522	4,995,582	03/16/16	(72,339)
	USD	3,160,000	TWD	104,311,600	3,162,916	01/11/16	(2,916)
Barclays Bank PLC	CNH	23,303,295	USD	3,530,000	3,508,567	03/16/16	(21,433)
	KRW	3,753,420,900	USD	3,210,000	3,192,063	01/14/16	(17,937)
	KRW	2,807,571,600	USD	2,472,433	2,386,933	01/29/16	(85,500)
	TWD	104,254,788	USD	3,189,000	3,161,881	01/08/16	(27,119)
	USD	3,168,234	IDR	45,685,927,920	3,251,266	02/17/16	(83,033)
BNP Paribas SA	COP	6,761,604,283	USD	2,151,048	2,125,084	01/22/16	(25,964)
	EUR	2,305,128	USD	2,522,969	2,510,052	03/16/16	(12,917)
	MYR	13,557,746	USD	3,152,964	3,148,728	01/04/16	(4,237)
	PEN	2,166,000	USD	653,689	631,920	01/22/16	(21,769)
	USD	36,321,138	AED	133,692,499	36,327,037	08/15/16	(5,900)
Citibank NA	AED	47,937,376	USD	13,026,461	13,025,906	08/11/16	(555)
	CNH	113,943,689	USD	17,520,364	17,155,475	03/16/16	(364,890)
	HUF	6,325,532,716	USD	21,974,337	21,770,859	03/16/16	(203,478)
	RUB	292,721,215	USD	4,225,496	3,996,292	01/12/16	(229,203)
	RUB	617,551,179	USD	9,208,248	8,395,381	01/27/16	(812,868)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Credit Suisse International (London)	CLP	3,051,430,988	USD	4,338,425	$4,299,762	01/13/16	$(38,662)
	COP	12,828,478,552	USD	4,071,240	4,036,094	01/12/16	(35,146)
	RUB	120,945,168	USD	1,699,862	1,650,237	01/14/16	(49,625)
	RUB	257,453,730	USD	3,669,000	3,499,989	01/27/16	(169,011)
	RUB	197,726,152	USD	2,776,000	2,687,259	01/28/16	(88,741)
Deutsche Bank AG	BRL	18,090,261	USD	4,634,963	4,564,789	01/05/16	(70,174)
	EUR	2,126,377	USD	2,325,821	2,315,411	03/16/16	(10,409)
	MXN	101,190,644	USD	5,916,028	5,838,953	03/16/16	(77,075)
	MYR	46,936,426	USD	11,102,644	10,875,092	01/29/16	(227,551)
	RUB	298,757,999	USD	4,274,077	4,068,369	01/21/16	(205,709)
	USD	2,413,608	COP	8,079,465,890	2,539,539	01/21/16	(125,931)
	USD	2,720,217	IDR	37,822,305,201	2,739,244	01/04/16	(19,027)
	USD	3,644,681	IDR	50,551,720,800	3,649,652	01/11/16	(4,971)
	USD	3,234,295	IDR	45,732,931,000	3,284,401	01/22/16	(50,106)
	USD	3,301,267	THB	119,935,030	3,326,736	03/16/16	(25,469)
HSBC Bank PLC	BRL	8,360,958	USD	2,206,000	2,109,755	01/05/16	(96,245)
	CNH	135,674,397	USD	20,527,450	20,427,271	03/16/16	(100,179)
	CNH	20,985,873	USD	3,173,000	3,114,136	09/01/16	(58,864)
	IDR	37,822,305,201	USD	2,750,713	2,739,244	01/04/16	(11,469)
	MYR	55,572,508	USD	13,000,938	12,878,783	01/08/16	(122,155)
	MYR	45,905,236	USD	10,749,382	10,637,989	01/12/16	(111,393)
	RUB	371,175,869	USD	5,520,075	5,064,512	01/14/16	(455,563)
	RUB	401,549,346	USD	5,669,799	5,471,223	01/19/16	(198,577)
	RUB	220,172,000	USD	3,129,777	2,982,183	02/11/16	(147,594)
	USD	5,550,000	COP	18,262,275,000	5,736,558	01/27/16	(186,558)
	USD	8,237,395	IDR	115,653,021,187	8,361,778	01/08/16	(124,383)
JPMorgan Chase Bank NA	MXN	50,187,860	USD	2,917,000	2,895,965	03/16/16	(21,035)
	RUB	214,309,068	USD	2,995,654	2,920,021	01/19/16	(75,633)
	USD	4,488,041	IDR	64,515,592,923	4,588,439	02/19/16	(100,398)
	USD	2,886,762	TRY	8,688,614	2,915,265	03/16/16	(28,503)
Merrill Lynch International Bank Ltd.	USD	1,346,850	CZK	33,617,364	1,355,079	03/16/16	(8,229)
Morgan Stanley & Co.	BRL	25,063,625	USD	6,390,000	6,324,407	01/05/16	(65,593)
	CZK	35,409,222	USD	1,433,688	1,427,307	03/16/16	(6,381)
	MXN	200,253,115	USD	11,724,078	11,555,104	03/16/16	(168,974)
	MYR	37,607,000	USD	8,817,585	8,715,324	01/08/16	(102,261)
	MYR	4,053,042	USD	967,013	939,244	01/12/16	(27,769)
	MYR	46,912,200	USD	11,156,290	10,869,479	01/29/16	(286,811)
	RUB	428,583,846	USD	5,954,138	5,839,575	01/19/16	(114,563)
	RUB	119,559,335	USD	1,665,088	1,627,653	01/22/16	(37,435)
	RUB	258,321,585	USD	3,630,662	3,506,117	02/03/16	(124,545)
	USD	1,339,238	BRL	5,311,405	1,340,248	01/05/16	(1,010)
	USD	5,835,000	BRL	23,538,390	5,881,622	02/02/16	(46,622)
	USD	1,528,293	PLN	6,038,544	1,537,082	03/16/16	(8,790)
	USD	5,095,739	TRY	15,308,100	5,136,282	03/16/16	(40,543)
	USD	2,621,991	ZAR	42,589,000	2,714,811	03/16/16	(92,820)
	ZAR	89,984,388	USD	5,829,158	5,736,003	03/16/16	(93,155)
Royal Bank of Canada	MXN	259,707,412	USD	15,321,310	14,985,765	03/16/16	(335,544)
	USD	10,651,177	BRL	42,796,307	10,693,667	02/02/16	(42,490)
Royal Bank of Scotland PLC	MXN	286,354,843	USD	17,046,716	16,523,389	03/16/16	(523,327)
	PLN	55,211,584	USD	14,167,275	14,053,841	03/16/16	(113,433)
	USD	3,706,000	COP	12,315,994,148	3,871,985	01/19/16	(165,985)
Standard Chartered Bank	BRL	30,245,793	USD	8,045,956	7,632,045	01/05/16	(413,911)
	CNH	23,786,918	USD	3,630,000	3,581,382	03/16/16	(48,618)
	COP	9,562,902,900	USD	3,123,396	3,003,906	01/27/16	(119,491)
	IDR	96,571,288,000	USD	6,947,575	6,912,343	01/29/16	(35,232)
	KRW	8,577,980,928	USD	7,328,000	7,294,312	01/19/16	(33,688)
	USD	2,101,266	IDR	29,501,774,640	2,111,667	01/29/16	(10,401)
	USD	1,990,000	NGN	415,910,000	2,063,634	01/05/16	(73,634)
	USD	8,367,417	PLN	33,785,956	8,600,052	03/16/16	(232,635)
	ZAR	26,985,120	USD	1,765,000	1,720,151	03/16/16	(44,849)
State Street Bank and Trust	KRW	7,428,167,520	USD	6,376,000	6,317,088	01/15/16	(58,912)
	RON	53,976,835	USD	13,142,643	12,982,414	03/16/16	(160,229)
	ZAR	38,940,264	USD	2,549,030	2,482,225	03/16/16	(66,806)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

UBS AG (London)	BRL	23,683,899	USD	6,233,281	$5,976,255	01/05/16	$(257,026)
	CNH	20,026,663	USD	3,032,000	3,015,234	03/16/16	(16,766)
	EUR	2,725,000	PLN	11,763,768	2,967,251	03/16/16	(27,158)
	MXN	226,084,865	USD	13,615,879	13,045,661	03/16/16	(570,218)
	RUB	428,871,000	USD	6,364,000	5,855,038	01/12/16	(508,962)
	RUB	216,029,224	USD	3,233,849	2,947,612	01/14/16	(286,237)
	USD	12,528,984	KRW	14,754,507,359	12,549,398	01/08/16	(20,414)
Westpac Banking Corp.	IDR	8,023,160,384	USD	577,621	574,279	01/29/16	(3,343)

TOTAL							$(10,605,941)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	40	March 2016	$6,347,500	$12,417
2 Year U.S. Treasury Notes	(57)	March 2016	(12,382,359)	16,388
5 Year U.S. Treasury Notes	(114)	March 2016	(13,488,516)	49,757
10 Year U.S Treasury Notes	(75)	March 2016	(9,442,969)	45,736
20 Year U.S. Treasury Bonds	(178)	March 2016	(27,367,500)	(3,420)

TOTAL				$120,878

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	COP	20,906,520		12/11/16	Colombia IBR Overnight Interbank	4.340%	$—	$121,743
	BRL	52,790		01/02/17	11.890%	1 month Brazilian Interbank Deposit Average	—	(551,079)
	THB	347,570		04/07/17	1.778	6 Month Thai Reuters	—	14,815
	KRW	7,833,870		11/04/17	2.060	3 month KWCDC	—	61,372
	MXN	158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	251,395
Barclays Bank PLC	KRW	14,556,500		11/07/17	2.034	3 month KWCDC	—	107,463
		26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	(1,511,665)
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	(323,704)
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	(1,499,202)
	MXN	399,200	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	228,756
	KRW	6,115,600		01/24/28	3 month KWCDC	3.000	22	(613,577)
Citibank NA	BRL	67,890		01/04/16	1 month Brazilian Interbank Deposit Average	12.640	—	(147,170)
	COP	20,669,680		12/11/16	Colombia IBR Overnight Interbank	4.330	—	121,006
	BRL	19,380		01/02/17	15.740	1 month Brazilian Interbank Deposit Average	—	517
		29,270		01/02/17	15.733	1 month Brazilian Interbank Deposit Average	—	352
		35,190		01/02/17	11.500	1 month Brazilian Interbank Deposit Average	—	(426,397)
		54,230		01/02/17	15.238	1 month Brazilian Interbank Deposit Average	—	(52,572)
	KRW	26,353,510		03/07/17	2.875	3 month KWCDC	—	353,699
		50,242,550		07/29/17	1.625	3 month KWCDC	—	19,612
		7,346,590		10/14/17	2.240	3 month KWCDC	—	79,595

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA (continued)	BRL	17,340		01/02/18	14.460%	1 month Brazilian Interbank Deposit Average	$—	$(117,598)
	ZAR	162,000		05/30/20	6.623	3 month JIBAR	—	(863,733)
	THB	650,000		12/17/20	2.080	6 month Thai reuters	—	(15,885)
	KRW	20,189,970		07/11/24	2.940	3 month KWCDC	—	1,532,333
		4,797,960	(a)	03/13/28	3 month KWCDC	3.165%	—	(172,545)
Credit Suisse International (London)	BRL	45,140		01/02/17	12.580	1 month Brazilian Interbank Deposit Average	—	(345,517)
		17,400		01/02/18	11.960	1 month Brazilian Interbank Deposit Average	—	(325,986)
		23,240		01/02/18	11.120	1 month Brazilian Interbank Deposit Average	—	(545,564)
	COP	20,678,330		04/15/19	3 month COP	5.110	—	260,574
		3,635,890		05/02/24	Colombia IBR Overnight Interbank	6.055	—	82,289
Deutsche Bank AG	BRL	17,110		01/04/16	11.230	1 month Brazilian Interbank Deposit Average	—	(79,606)
		38,650		01/04/16	10.370	1 month Brazilian Interbank Deposit Average	—	(250,246)
		56,320		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	—	(373,174)
		71,300		01/04/16	8.860	1 month Brazilian Interbank Deposit Average	—	(1,044,757)
		185,660		01/04/16	1 month Brazilian Interbank Deposit Average	13.155	—	165,501
		7,410		01/02/17	16.860	1 month Brazilian Interbank Deposit Average	—	24,270
		18,220		01/02/17	15.225	1 month Brazilian Interbank Deposit Average	—	(18,176)
		76,070		01/02/17	15.481	1 month Brazilian Interbank Deposit Average	—	(37,695)
		114,770		01/02/17	13.945	1 month Brazilian Interbank Deposit Average	—	(440,729)
	THB	459,270		01/26/17	1.990	6 Month Thai Reuters	—	80,683
	KRW	11,710,120		03/03/17	2.850	3 month KWCDC	—	154,116
		7,077,400		10/28/17	2.173	3 month KWCDC	—	68,889
	BRL	9,840		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	—	(228,992)
		31,520		01/02/18	11.450	1 month Brazilian Interbank Deposit Average	—	(669,096)
		127,930		01/02/18	11.500	1 month Brazilian Interbank Deposit Average	—	(2,702,759)
	ZAR	66,000		06/07/18	7.110	3 month JIBAR	—	(113,972)
		168,500		06/07/18	7.100	3 month JIBAR	—	(293,613)
		190,000		01/02/20	6.200	3 month JIBAR	(884)	(1,082,704)
		7,820		05/23/21	6.550	3 month JIBAR	—	(53,992)
	KRW	17,289,860		08/23/23	3.620	3 month KWCDC	—	1,951,873
	BRL	22,680		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	—	762,728
	MXN	94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	36,716

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.	BRL	153,100		01/04/16	9.980%	1 month Brazilian Interbank Deposit Average	$—	$(1,216,042)
		75,160		01/02/17	1 month Brazilian Interbank Deposit Average	12.290%	—	687,982
		266,920		01/02/17	1 month Brazilian Interbank Deposit Average	9.040	—	6,976,085
		25,640		01/02/18	14.830	1 month Brazilian Interbank Deposit Average	—	(135,249)
		31,050		01/02/18	13.910	1 month Brazilian Interbank Deposit Average	—	(282,173)
	COP	10,159,090		04/22/19	3 month COP	5.190	—	125,366
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,214)	(507,023)
Morgan Stanley & Co. International PLC	BRL	46,050		01/04/16	10.190	1 month Brazilian Interbank Deposit Average	—	(330,428)
	COP	35,960,090		12/07/16	1 month LIBOR	6.080	—	14,141
	BRL	5,160		01/02/17	16.490	1 month Brazilian Interbank Deposit Average	—	12,339
		54,300		01/02/17	15.954	1 month Brazilian Interbank Deposit Average	—	60,620
		58,030		01/02/17	15.575	1 month Brazilian Interbank Deposit Average	—	9,776
		76,070		01/02/17	15.515	1 month Brazilian Interbank Deposit Average	—	(33,066)
	KRW	5,518,900		10/13/17	2.250	3 month KWCDC	—	60,450
		6,738,260		10/14/17	2.245	3 month KWCDC	—	73,576
		6,738,270		10/14/17	2.250	3 month KWCDC	—	74,149
	BRL	56,730		01/04/21	1 month Brazilian Interbank Deposit Average	11.980	—	1,741,895
	MXN	310,000		06/17/21	5.630	Mexico Interbank TIIE 28 Days	—	(6,925)
	COP	3,635,890		05/02/24	6.055	Columbia IBR Overnight Interbank	(5,704)	(76,585)
	KRW	28,000,000	(a)	03/03/28	3 month KWCDC	3.135	—	(974,686)

TOTAL							$(7,780)	$(2,147,206)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
	MXN	677,100		09/15/16	3.959%	Mexico Interbank TIIE 28 Days	$53	$50,469
		$57,860		09/21/16	3 month LIBOR	0.592%	132	(13,852)
	MXN	114,070		10/13/16	3.715	Mexico Interbank TIIE 28 Days	11	(5,938)
		139,930		10/24/16	3.690	Mexico Interbank TIIE 28 Days	14	(11,130)
		419,370		11/01/16	3.800	Mexico Interbank TIIE 28 Days	43	(15,410)
		$14,020		11/03/16	3 month LIBOR	0.556	38	21,293
	PLN	23,230	(a)	03/16/18	1.475	6 month WIBOR	(31,085)	9,690
	ZAR	726,840	(a)	03/16/18	7.601	3 month JIBAR	5,668	(723,701)
		145,750	(a)	03/16/18	8.586	3 month JIBAR	61,402	(37,901)
		103,550		06/13/19	7.640	3 month JIBAR	35	(178,700)
		135,580		09/08/19	7.310	3 month JIBAR	(263)	(365,025)
	HUF	2,554,920		12/16/20	1.3500	6 month BUBOR	94	(184,288)
	MXN	191,950	(a)	03/08/23	5.250	Mexico Interbank TIIE 28 Days	(558,302)	(15,235)
		54,290		11/20/24	Mexico Interbank TIIE 28 Days	5.955	25	66,230
	ZAR	52,850		12/18/24	3 month JIBAR	7.890	31	313,252
	MXN	88,930		01/24/25	Mexico Interbank TIIE 28 Days	5.660	70	215,529
	EUR	3,390	(a)	03/16/26	6 month EURO	1.000	(14,558)	27,699

TOTAL							$(536,592)	$(847,018)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/17	600	(1.000)%	06/20/19	0.781%	$(2,483)	$(2,151)
		560	(1.000)	06/20/19	0.781	(2,582)	(1,743)
Barclays Bank PLC		3,170	(1.000)	03/20/19	0.724	(7,811)	(20,724)
Citibank NA		22,180	(1.000)	03/20/19	0.724	(81,659)	(118,001)
		44,310	(1.000)	06/20/19	0.781	(184,219)	(157,999)
JPMorgan Securities, Inc.		1,630	(1.000)	06/20/19	0.781	(7,644)	(4,946)

TOTAL						$(286,398)	$(305,564)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date(c)	Receive	Pay	Upfront Payments made (received)	Unrealized Gain (Loss)

Citibank NA	TRY	12,250,000	5,573,248	03/10/16	11.070%	3 Month LIBOR	$43,956	$(1,033,920)
	ZAR	26,400,000	2,540,263	05/13/24	3 Month JIBAR	3 Month LIBOR	1,169	(823,466)
Deutsche Bank AG	TRY	25,510,000	11,452,301	03/13/16	11.480	3 Month LIBOR	(89,778)	(1,790,464)
		6,600,000	2,960,969	12/04/16	8.05	3 Month LIBOR	(2,257)	(740,865)
	ZAR	54,520,000	5,245,039	05/12/24	3 Month JIBAR	3 Month LIBOR	29,057	(1,708,925)
		42,202,250	4,054,984	05/23/19	3 Month JIBAR	3 Month LIBOR	8,688	(1,322,649)
		38,520,000	3,594,289	07/15/24	3 Month JIBAR	3 Month LIBOR	4,617	(1,063,553)
Morgan Stanley & Co. International PLC		54,542,000	5,262,132	05/13/24	3 Month JIBAR	3 Month LIBOR	4,955	(1,700,228)
		29,540,000	2,768,510	07/17/24	3 Month JIBAR	3 month LIBOR	(5,244)	(823,663)
		55,121,000	5,153,904	08/12/24	3 Month JIBAR	3 month LIBOR	16,437	(1,559,342)

TOTAL							$11,600	$(12,567,075)

(c)	At the termination date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

NON-DELIVERABLE BOND FORWARD CONTRACTS#

Counterparty	Notional Amount (000s)		Reference Obligation	Settlement Date	Unrealized Gain (Loss)*
Bank of America Securities LLC	COP	5,445,600	Titulos de Tesoreria 10.000% 07/24/24	01/19/16	$21,168
Deutsche Bank AG	COP	21,429,300	Titulos de Tesoreria 10.000% 07/24/24	01/12/16	31,795
	COP	12,956,800	Titulos de Tesoreria 7.750% 09/18/30	01/12/16	(694)

TOTAL					$52,269

#	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.
*	There are no upfront payments on the bond forward contracts, therefore the unrealized gain (loss) of the bond forward contracts is equal to their market value.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,030,811,767

Gross unrealized gain	708,413
Gross unrealized loss	(293,330,844)

Net unrealized security loss	$(292,622,431)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 104.0%
Collateralized Mortgage Obligations – 5.0%
Adjustable Rate Non-Agency(a) – 0.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$144,985	2.909%	04/25/35	$ 143,033
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
823,528	2.426	07/25/35	773,391
Countrywide Alternative Loan Trust Series 2005-16, Class A1
604,156	1.889	06/25/35	520,048
Countrywide Alternative Loan Trust Series 2005-38, Class A1
169,437	1.744	09/25/35	149,965
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
262,606	0.642	01/19/36	166,063
Impac CMB Trust Series 2004-08, Class 1A
58,769	0.941	10/25/34	47,866
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
619,757	2.620	10/25/34	583,705

			2,384,071

Interest Only(b) – 0.5%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
3,491	5.250	07/25/33	100
FHLMC REMIC Series 4273, Class PS(a)
535,955	5.770	11/15/43	87,466
FHLMC REMIC Series 4456, Class IO
519,711	4.500	10/15/44	105,515
FHLMC STRIPS Series 329, Class C1
1,438,708	4.000	12/15/41	279,295
FNMA REMIC Series 2010-126, Class LS(a)
975,523	4.756	11/25/40	188,419
FNMA REMIC Series 2012-146, Class IO
3,374,076	3.500	01/25/43	702,097
GNMA REMIC Series 2013-113, Class SD(a)
373,206	6.356	08/16/43	71,057
GNMA REMIC Series 2014-11, Class KI
581,714	4.500	12/20/42	84,067
GNMA REMIC Series 2015-72, Class JI
267,310	3.500	05/20/45	40,474
GNMA REMIC Series 2015-83, Class PI
438,792	3.500	06/20/45	67,055
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
13,486	0.123	08/25/33	82
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
2,149	0.320	07/25/33	25

			1,625,652

Inverse Floaters(a) – 0.8%
FHLMC REMIC Series 4320, Class SD
396,117	5.770	07/15/39	64,195
FNMA REMIC Series 2013-121, Class SA
795,481	5.678	12/25/43	131,136
FNMA REMIC Series 2013-96, Class SW
446,636	5.678	09/25/43	72,134
FNMA REMIC Series 2014-87, Class MS
229,439	5.828	01/25/45	39,105
FNMA REMIC Series 2015-20, Class ES
940,210	5.728	04/25/45	212,630
FNMA REMIC Series 2015-79, Class SA
952,789	5.828	11/25/45	147,852
FNMA REMIC Series 2015-81, Class SA
3,019,461	5.278	11/25/45	423,189

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
FNMA REMIC Series 2015-82, Class MS
$768,796	5.278%	11/25/45	$ 117,046
GNMA REMIC Series 2010-1, Class SD
33,877	5.388	01/20/40	5,132
GNMA REMIC Series 2010-31, Class SA
551,811	5.348	03/20/40	84,535
GNMA REMIC Series 2010-85, Class SN
85,401	5.538	07/20/40	15,471
GNMA REMIC Series 2010-98, Class QS
297,042	6.198	01/20/40	42,539
GNMA REMIC Series 2011-17, Class SA
348,863	5.698	09/20/40	52,209
GNMA REMIC Series 2011-61, Class CS
236,511	6.278	12/20/35	20,919
GNMA REMIC Series 2011-79, Class AS
100,236	5.708	07/20/37	3,067
GNMA REMIC Series 2013-134, Class DS
202,639	5.698	09/20/43	32,935
GNMA REMIC Series 2014-133, Class BS
709,113	5.198	09/20/44	102,288
GNMA REMIC Series 2014-41, Class SA
221,487	5.698	03/20/44	37,553
GNMA REMIC Series 2015-110, Class MS
1,424,631	5.308	08/20/45	229,248
GNMA REMIC Series 2015-111, Class SM
950,553	5.798	08/20/45	174,497
GNMA REMIC Series 2015-112, Class SB
934,185	5.338	08/20/45	153,767
GNMA REMIC Series 2015-126, Class HS
1,935,200	5.798	09/20/45	355,216
GNMA REMIC Series 2015-168, Class SD
489,565	5.798	11/20/45	74,866
GNMA REMIC Series 2015-90, Class PI
365,766	3.500	04/20/45	55,118

			2,646,647

Planned Amortization Class – 0.3%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,049,265

Sequential Fixed Rate – 1.2%
FHLMC REMIC Series 2042, Class N
109,352	6.500	03/15/28	121,479
FNMA REMIC Series 2000-16, Class ZG
247,101	8.500	06/25/30	288,781
FNMA REMIC Series 2011-52, Class GB
1,034,584	5.000	06/25/41	1,131,616
FNMA REMIC Series 2011-99, Class DB
1,075,000	5.000	10/25/41	1,172,544
FNMA REMIC Series 2012-111, Class B
182,203	7.000	10/25/42	206,975
FNMA REMIC Series 2012-153, Class B
657,540	7.000	07/25/42	762,971

			3,684,366

Sequential Floating Rate(a) – 0.9%
FHLMC REMIC Series 4103, Class BF
1,858,407	0.681	12/15/38	1,860,033
FNMA REMIC Series 2011-63, Class FG
244,823	0.872	07/25/41	246,219
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
668,384	3.750	05/28/52	684,318

			2,790,570

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Support – 0.5%
FNMA REMIC Series 2005-59, Class KZ
$1,446,508	5.500%	07/25/35	$ 1,587,509

			15,768,080

Commercial Mortgage-Backed Securities – 10.9%
Sequential Fixed Rate – 3.9%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
3,854,725	5.602	06/11/50	4,048,333
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,164,120
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
1,400,000	2.637	01/25/23	1,402,760
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
3,450,000	3.111	02/25/23	3,558,380
FHLMC Multifamily Structured Pass-Through Certificates Series K044, Class A2
1,400,000	2.811	01/25/25	1,386,564

			12,560,157

Sequential Floating Rate(a) – 7.0%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
150,000	5.800	04/10/49	154,744
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
2,223,660	6.259	12/10/49	2,361,458
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,275,311	5.989	12/10/49	2,373,017
Credit Suisse Commercial Mortgage Trust Series 2006-C3, Class A3
5,539,437	6.007	06/15/38	5,553,525
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
700,000	3.034	10/25/20	723,705
GS Mortgage Securities Trust Series 2007-GG10, Class A4
3,583,789	5.988	08/10/45	3,704,135
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
736,515	5.866	09/15/45	772,969
ML-CFC Commercial Mortgage Trust Series 2006-2, Class A4
1,856,146	6.075	06/12/46	1,856,703
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	50,975
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	50,477
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
1,091,092	5.509	11/12/49	1,114,709
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
1,984,202	6.009	06/15/45	2,001,864
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(c)
1,300,000	4.869	02/15/44	1,418,815

			22,137,096

			34,697,253

Federal Agencies – 88.1%
Adjustable Rate FHLMC(a) – 0.1%
89,308	2.492	04/01/33	94,596
42,787	2.484	09/01/33	45,261
20,916	2.290	10/01/34	22,047
35,588	2.376	11/01/34	37,737
33,785	2.470	02/01/35	35,855
116,321	2.470	06/01/35	123,414

			358,910

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 0.4%
$4,611	1.893%	07/01/22	$ 4,699
14,776	1.901	07/01/27	15,201
14,207	1.901	11/01/27	14,610
6,230	1.901	01/01/31	6,446
7,859	1.901	06/01/32	8,142
9,529	1.893	08/01/32	9,847
37,244	1.893	05/01/33	38,516
13,718	1.875	06/01/33	14,151
173,249	2.492	06/01/33	183,589
10,164	2.470	07/01/33	10,752
168,853	1.889	08/01/33	174,185
491	2.750	09/01/33	521
959	2.324	12/01/33	1,006
93,209	2.473	12/01/33	97,971
3,124	2.537	04/01/34	3,316
254,115	2.780	08/01/34	269,681
41,544	2.545	11/01/34	43,736
56,574	2.388	02/01/35	59,952
77,221	2.244	03/01/35	81,212
47,457	2.437	04/01/35	50,332
104,607	2.484	05/01/35	110,899
11,264	1.901	11/01/35	11,598
43,465	1.901	12/01/37	44,754
31,625	1.901	01/01/38	32,551
18,255	1.901	11/01/40	18,884

			1,306,551

Adjustable Rate GNMA(a) – 0.4%
26,125	1.750	06/20/23	26,570
12,362	1.875	07/20/23	12,574
12,507	1.875	08/20/23	12,724
32,684	1.875	09/20/23	33,257
9,992	1.750	03/20/24	10,186
87,255	1.750	04/20/24	88,889
9,721	1.750	05/20/24	9,905
71,503	1.750	06/20/24	72,865
16,521	2.000	06/20/24	16,850
24,370	1.875	07/20/24	24,837
25,786	2.000	07/20/24	26,301
45,365	1.875	08/20/24	46,242
23,223	2.000	08/20/24	23,691
21,829	1.875	09/20/24	22,254
27,025	2.000	11/20/24	27,575
10,737	2.000	12/20/24	10,957
16,821	2.500	12/20/24	17,394
18,438	2.000	01/20/25	18,834
9,992	2.000	02/20/25	10,208
35,108	2.000	05/20/25	35,875
29,341	2.000	07/20/25	29,983
13,004	1.750	02/20/26	13,295
699	1.875	07/20/26	715
18,015	1.750	01/20/27	18,459
15,315	2.000	01/20/27	15,699
13,067	1.750	02/20/27	13,391
99,024	1.750	04/20/27	101,418
10,535	1.750	05/20/27	10,791
12,327	1.750	06/20/27	12,628
4,501	1.625	11/20/27	4,616
15,085	1.625	12/20/27	15,459
32,397	1.750	01/20/28	33,248
12,052	1.750	02/20/28	12,370

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$13,550	1.750%	03/20/28	$ 13,909
54,935	1.875	07/20/29	56,447
31,408	1.875	08/20/29	32,276
7,221	1.875	09/20/29	7,413
30,246	1.625	10/20/29	31,106
37,699	1.625	11/20/29	38,774
8,373	1.625	12/20/29	8,611
11,814	1.750	01/20/30	12,159
5,446	1.750	02/20/30	5,606
31,812	1.750	03/20/30	32,745
34,476	1.750	04/20/30	35,462
54,168	1.750	05/20/30	55,721
39,277	2.000	05/20/30	40,445
8,300	1.750	06/20/30	8,539
78,074	2.000	07/20/30	80,392
15,398	2.000	09/20/30	15,858
25,770	1.625	10/20/30	26,504

			1,332,027

FHLMC – 12.9%
233	6.000	03/01/16	234
84	5.000	09/01/16	85
762	5.000	11/01/16	788
2,712	5.000	01/01/17	2,797
4,998	5.000	02/01/17	5,163
5,039	5.000	03/01/17	5,196
9,613	5.000	04/01/17	9,929
303	5.000	05/01/17	313
444	5.000	08/01/17	459
33,585	5.000	09/01/17	34,735
43,435	5.000	10/01/17	44,925
27,721	5.000	11/01/17	28,666
25,394	5.000	12/01/17	26,265
33,005	5.000	01/01/18	34,192
76,775	5.000	02/01/18	79,624
75,006	5.000	03/01/18	77,887
75,002	5.000	04/01/18	77,801
9,189	4.500	05/01/18	9,531
56,722	5.000	05/01/18	59,002
15,651	5.000	06/01/18	16,247
16,715	5.000	07/01/18	17,348
6,766	5.000	08/01/18	7,022
5,698	5.000	09/01/18	5,918
20,446	5.000	10/01/18	21,293
24,910	5.000	11/01/18	25,918
11,357	5.000	12/01/18	11,826
1,750	5.000	01/01/19	1,825
435	5.000	02/01/19	455
87,223	5.500	04/01/20	92,360
337,210	5.000	11/01/22	367,872
311,337	4.500	08/01/23	335,278
91,407	2.500	03/01/30	92,329
855,731	2.500	06/01/30	864,623
47,325	7.000	04/01/31	54,504
595,402	7.000	09/01/31	652,613
242,539	7.000	04/01/32	283,095
514,323	7.000	05/01/32	600,167
152,962	5.000	10/01/33	167,777
15,579	5.500	12/01/33	17,564
246,650	5.500	04/01/35	276,836
7,371	5.000	07/01/35	8,081
167,916	5.000	12/01/35	186,000
109,261	5.500	01/01/36	122,564
338	5.500	02/01/36	380
2,249	5.000	02/01/37	2,492

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$49,818	6.000%	08/01/37	$ 56,110
55,127	6.000	09/01/37	62,075
20,923	6.000	10/01/37	23,563
151,521	6.000	11/01/37	170,630
158,663	6.000	12/01/37	178,672
5,583	5.500	01/01/38	6,167
152,384	6.000	01/01/38	171,601
45,193	6.000	02/01/38	50,894
8,362	6.000	03/01/38	9,415
48,788	6.000	04/01/38	54,938
19,783	6.000	05/01/38	22,271
39,175	6.000	06/01/38	44,112
26,662	6.000	07/01/38	30,023
17,455	6.000	08/01/38	19,663
164,071	6.000	09/01/38	184,767
35,234	6.000	10/01/38	39,680
2,485	6.000	11/01/38	2,799
2,202	6.000	12/01/38	2,480
122,118	6.000	01/01/39	137,529
14,698	6.000	02/01/39	16,558
634,526	7.000	02/01/39	734,948
9,825	6.000	03/01/39	11,065
3,730	6.000	04/01/39	4,203
519,118	5.000	05/01/39	566,970
944,087	5.000	07/01/39	1,033,370
58,315	6.000	04/01/40	65,672
126,942	6.000	05/01/40	142,954
44,863	5.000	08/01/40	49,087
50,455	5.000	10/01/40	55,227
109,451	4.500	02/01/41	118,134
5,225	5.000	06/01/41	5,727
126,357	4.000	10/01/41	134,625
74,579	3.000	05/01/42	74,670
680,234	3.500	06/01/42	703,184
192,681	3.000	08/01/42	193,042
237,949	3.500	08/01/42	245,525
75,131	3.000	10/01/42	75,250
488,948	3.500	10/01/42	504,514
7,382,073	3.000	11/01/42	7,393,960
400,165	3.500	11/01/42	412,905
1,777,277	3.000	12/01/42	1,781,099
4,192,440	3.000	01/01/43	4,200,735
282,707	3.000	02/01/43	283,024
4,529,315	3.500	04/01/43	4,669,264
4,607,152	3.500	08/01/43	4,749,740
884,529	3.500	06/01/44	914,623
31,653	4.000	11/01/44	33,729
142,762	3.500	02/01/45	147,819
526,501	3.500	03/01/45	544,637
1,020,872	3.500	11/01/45	1,051,958
3,000,000	3.500	12/01/45	3,091,351
1,000,000	3.500	01/01/46	1,030,226

			41,037,163

FNMA – 42.1%
33	5.500	04/01/16	33
74	5.500	08/01/16	74
1,524	5.500	11/01/16	1,538
1,128	5.500	12/01/16	1,141
2,112	5.500	01/01/17	2,141
246	5.500	05/01/17	251
1,011	5.500	07/01/17	1,028
168	5.500	09/01/17	172
2,785	5.500	01/01/18	2,847
2,489	5.500	02/01/18	2,547

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$813,096	2.800%	03/01/18	$ 828,991
76,850	5.000	03/01/18	79,351
5,924	5.500	04/01/18	6,150
2,530,000	3.840	05/01/18	2,642,818
1,409	5.500	05/01/18	1,470
111,328	5.000	06/01/18	115,430
5,829	5.000	09/01/18	6,053
5,197	7.000	11/01/18	5,314
1,281	5.500	02/01/19	1,332
8,800	5.500	04/01/19	9,191
1,016	5.500	05/01/19	1,055
8,655	5.500	07/01/19	9,106
25,896	5.500	08/01/19	27,286
12,313	5.500	09/01/19	13,034
24,041	5.500	10/01/19	25,399
9,489	5.500	11/01/19	10,045
6,742	5.500	12/01/19	7,083
35,435	5.500	02/01/20	37,335
127,533	4.500	03/01/20	132,479
795,751	3.416	10/01/20	839,733
13,777	5.500	01/01/21	14,598
20,788	7.000	09/01/21	23,001
76,660	7.000	06/01/22	85,669
29,536	7.000	07/01/22	32,230
2,732	4.500	04/01/23	2,875
2,373,009	5.000	06/01/25	2,609,972
188,843	5.000	07/01/27	207,700
474	7.000	01/01/29	475
1,774	7.000	09/01/29	1,840
169,616	3.000	08/01/30	174,898
29,918	5.000	08/01/30	32,910
1,507,802	3.000	09/01/30	1,554,763
9,411	7.000	08/01/31	10,234
789	7.000	03/01/32	916
1,507	7.000	04/01/32	1,657
2,963	7.000	06/01/32	3,014
346	7.000	07/01/32	346
58,018	6.000	01/01/33	66,353
2,071	6.000	02/01/33	2,370
1,280	5.500	07/01/33	1,435
25,215	5.000	08/01/33	27,744
6,716	5.500	09/01/33	7,529
26,285	5.500	02/01/34	29,466
7,144	5.500	03/01/34	8,006
12,816	5.000	04/01/34	14,165
11,785	5.500	04/01/34	13,223
54	5.500	06/01/34	60
50,512	5.500	07/01/34	56,568
7,188	5.500	08/01/34	8,112
34,792	5.500	10/01/34	39,186
4,401	5.500	11/01/34	4,957
194,364	5.500	12/01/34	218,858
197,611	6.000	04/01/35	226,012
15,105	5.500	05/01/35	16,933
5,816	5.500	06/01/35	6,550
9,256	5.000	07/01/35	10,211
15,091	5.500	07/01/35	17,051
8,163	5.500	08/01/35	9,199
11,601	5.500	09/01/35	13,092
365,368	5.000	10/01/35	402,413
4,825	5.500	10/01/35	5,393
103,336	6.000	10/01/35	117,698
3,434	5.500	12/01/35	3,894
2,584	6.000	12/01/35	2,936
598,303	5.000	01/01/36	658,964
147	5.500	02/01/36	165

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$20,708	5.500%	04/01/36	$ 23,159
2,827	6.000	04/01/36	3,209
485,415	4.500	07/01/36	526,940
38,192	5.500	07/01/36	42,561
48,786	4.500	12/01/36	52,929
3,887	5.500	02/01/37	4,365
16,265	5.500	04/01/37	18,315
66,053	6.000	04/01/37	74,557
314	5.500	05/01/37	353
61,086	5.000	06/01/37	67,414
393	5.500	06/01/37	441
5,002	5.500	07/01/37	5,617
561,440	5.500	08/01/37	627,519
104,108	6.500	10/01/37	120,311
64,478	6.000	11/01/37	72,779
228	5.500	12/01/37	256
546	5.500	02/01/38	613
7,573	5.500	03/01/38	8,497
82,513	5.000	04/01/38	90,767
27,118	5.500	04/01/38	30,491
6,839	5.500	05/01/38	7,694
2,807	5.500	06/01/38	3,150
1,430	5.500	07/01/38	1,604
3,171	5.500	08/01/38	3,541
3,767	5.500	09/01/38	4,227
98,274	6.000	09/01/38	110,927
23,085	5.500	12/01/38	25,877
704,386	5.000	01/01/39	784,070
233,831	6.000	01/01/39	263,937
404,858	6.500	01/01/39	466,988
472,819	4.500	02/01/39	510,582
5,453	5.500	02/01/39	6,139
10,569	4.500	03/01/39	11,488
438,188	7.000	03/01/39	507,503
14,238	4.500	05/01/39	15,487
11,391	5.500	06/01/39	12,775
12,730	4.500	07/01/39	13,847
9,260	4.000	08/01/39	9,802
23,921	4.500	09/01/39	25,831
38,718	4.500	10/01/39	41,810
10,385	5.500	11/01/39	11,653
78,704	4.500	02/01/40	85,708
11,884	4.500	03/01/40	12,833
17,934	3.500	04/01/40	18,541
173,793	4.500	04/01/40	188,019
63,610	4.500	06/01/40	69,330
618,377	5.000	06/01/40	681,131
37,913	5.000	07/01/40	41,761
11,404	4.500	09/01/40	12,447
11,194	4.500	12/01/40	12,111
199,231	4.500	01/01/41	215,901
54,223	4.500	04/01/41	58,759
76,154	4.500	06/01/41	82,440
80,794	4.500	07/01/41	87,630
350,047	4.500	08/01/41	379,553
336,988	4.500	09/01/41	365,501
280,153	3.500	10/01/41	289,991
255,378	4.500	10/01/41	276,986
225,075	4.500	11/01/41	243,908
84,840	4.500	12/01/41	91,844
247,477	3.500	01/01/42	256,323
162,182	4.500	01/01/42	175,636
47,474	4.500	03/01/42	51,454
34,709	3.000	04/01/42	34,795
120,378	3.500	04/01/42	124,402
48,083	4.500	04/01/42	52,062

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$28,955	3.500%	05/01/42	$ 29,922
769,014	3.500	06/01/42	794,708
312,592	3.500	07/01/42	322,765
302,162	3.000	08/01/42	303,123
244,771	3.500	08/01/42	252,640
178,293	3.000	09/01/42	178,781
301,161	3.500	09/01/42	311,044
460,307	3.000	10/01/42	461,943
363,315	3.500	10/01/42	375,952
618,963	3.000	11/01/42	621,163
41,632	3.500	11/01/42	42,970
1,777,205	3.000	12/01/42	1,782,861
191,342	3.500	12/01/42	198,122
741,958	3.000	01/01/43	744,641
21,628	3.500	01/01/43	22,330
76,268	3.000	02/01/43	76,671
965,594	3.500	02/01/43	998,135
1,805,390	3.000	03/01/43	1,814,850
3,681,740	3.500	03/01/43	3,803,992
2,166,935	3.000	04/01/43	2,177,609
285,080	3.500	04/01/43	294,336
817,017	2.500	05/01/43	790,463
2,842,024	3.000	05/01/43	2,855,518
35,491	3.500	05/01/43	36,643
522,930	3.000	06/01/43	524,171
933,228	3.500	06/01/43	965,681
767,508	3.000	07/01/43	771,831
8,633,068	3.500	07/01/43	8,915,388
95,650	3.000	08/01/43	95,826
3,393,062	3.500	08/01/43	3,504,532
431,453	3.000	09/01/43	432,248
47,586	3.000	10/01/43	47,674
1,019,573	3.500	01/01/44	1,052,670
797,565	5.000	03/01/44	877,997
72,437	3.500	08/01/44	74,786
228,287	3.500	09/01/44	235,767
100,046	4.000	10/01/44	105,998
28,937	3.500	12/01/44	29,850
124,157	5.000	12/01/44	136,678
76,271	3.500	01/01/45	79,056
497,894	3.500	02/01/45	515,164
901,639	4.000	02/01/45	957,816
392,859	3.500	03/01/45	406,955
671,351	4.000	03/01/45	715,125
328,648	4.000	04/01/45	350,077
53,104	3.500	07/01/45	54,836
9,573,291	3.500	09/01/45	9,881,388
5,907,108	3.500	10/01/45	6,098,416
2,566,950	3.500	11/01/45	2,650,697
13,589,461	3.500	12/01/45	14,032,824
3,900,000	3.500	01/01/46	4,027,111
1,000,000	3.000	TBA-15yr(d)	1,030,156
2,000,000	3.500	TBA-30yr(d)	2,056,875
27,000,000	4.000	TBA-30yr(d)	28,565,158
5,000,000	4.500	TBA-30yr(d)	5,400,000

			133,959,092

GNMA – 32.2%
69,633	5.500	07/15/20	73,114
249,593	3.950	07/15/25	267,875
7,059	6.000	04/15/26	7,980

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$678	6.500%	01/15/32	$ 776
1,637	6.500	02/15/32	1,873
733,829	5.500	04/15/33	835,268
7,711	5.000	11/15/33	8,584
1,719	6.500	08/15/34	1,996
1,449	6.500	02/15/36	1,673
4,029	6.500	03/15/36	4,656
6,563	6.500	04/15/36	7,545
21,427	6.500	05/15/36	24,756
15,644	6.500	06/15/36	18,074
93,997	6.500	07/15/36	109,051
87,250	6.500	08/15/36	100,944
127,308	6.500	09/15/36	147,344
60,312	6.500	10/15/36	69,505
82,284	6.500	11/15/36	94,907
31,817	6.500	12/15/36	36,694
15,462	6.500	01/15/37	17,753
3,367	6.500	03/15/37	3,892
9,650	6.500	04/15/37	11,167
7,008	6.500	05/15/37	8,018
3,973	6.500	08/15/37	4,598
26,267	6.500	09/15/37	30,203
25,717	6.500	10/15/37	29,424
13,888	6.500	11/15/37	15,975
5,821	6.500	05/15/38	6,713
5,492	6.500	11/15/38	6,335
4,133	6.500	02/15/39	4,774
207,521	4.500	12/20/39	225,182
831,087	5.000	01/20/40	911,657
55,687	4.500	02/20/40	60,630
160,285	4.500	05/20/40	174,511
471,082	5.000	07/15/40	522,690
335,938	3.500	09/15/42	350,908
2,938,823	4.000	10/20/43	3,123,303
981,178	4.000	01/20/44	1,043,457
3,900,393	4.000	09/20/44	4,145,287
514,299	3.500	02/15/45	536,099
557,922	4.000	06/20/45	593,119
7,601,014	4.000	08/20/45	8,085,281
1,857,990	4.500	08/20/45	1,999,777
11,680,353	4.000	09/20/45	12,424,519
9,128,631	4.000	10/20/45	9,718,782
7,235,740	4.000	11/20/45	7,703,074
46,000,000	4.000	TBA-30yr(d)	48,839,065

			102,408,808

TOTAL FEDERAL AGENCIES			$280,402,551

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $331,665,723)			$330,867,884

Asset-Backed Securities – 7.3%
Auto(c) – 0.4%
Ford Credit Auto Owner Trust Series 2015-1, Class A
$1,200,000	2.120%	07/15/26	$ 1,189,273

Collateralized Loan Obligations(a)(c) – 4.2%
ARES XII CLO Ltd. Series 2007-12A, Class A
999,179	0.959	11/25/20	988,523
Brentwood CLO Corp. Series 2006-1A, Class A1B
501,844	0.570	02/01/22	493,360
Duane Street CLO IV Ltd. Series 2007-4A, Class A1R
1,447,584	0.569	11/14/21	1,424,175

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
Four Corners CLO II Ltd. Series 2006-2A, Class A
$1,021,351	0.565%	01/26/20	$ 1,009,246
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
1,450,000	1.727	07/25/27	1,421,358
OFSI Fund VI Ltd. Series 2014-6A, Class A1
2,100,000	1.319	03/20/25	2,025,005
Parallel Ltd. Series 2015-1A, Class A
1,050,000	1.752	07/20/27	1,028,635
Parallel Ltd. Series 2015-1A, Class B
250,000	2.352	07/20/27	239,414
Shackleton CLO Ltd. Series 2014-5A, Class A
1,600,000	1.811	05/07/26	1,582,622
Trinitas CLO III Ltd. Series 2015-3A, Class A2
1,800,000	1.772	07/15/27	1,757,799
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM
1,550,000	0.000	07/16/27	1,504,895

			13,475,032

Home Equity(a) – 0.1%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
20,105	0.551	12/15/29	18,633
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
98,421	0.611	02/15/34	85,855
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
94,094	0.701	03/25/34	91,812

			196,300

Student Loan(a) – 2.6%
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
1,431,437	1.222	06/25/26	1,415,421
Goal Capital Funding Trust Series 2007-1, Class A3
539,309	0.693	09/25/28	534,153
Nelnet Student Loan Trust Series 2006-2, Class A5
2,400,000	0.420	01/25/30	2,353,100
SLM Student Loan Trust Series 2006-2, Class A5
2,453,161	0.430	07/25/25	2,418,732
SLM Student Loan Trust Series 2006-4, Class A5
989,448	0.420	10/27/25	981,745
SLM Student Loan Trust Series 2014-2, Class A2
800,000	0.772	10/25/21	795,314

			8,498,465

TOTAL ASSET-BACKED SECURITIES (Cost $23,587,035)			$ 23,359,070

U.S. Treasury Obligation – 0.6%
United States Treasury Note
$1,900,000	1.750%	12/31/20	$ 1,898,442

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,896,835)			$ 1,898,442

Shares	Distribution Rate	Value
Investment Company(e) – 13.8%
Goldman Sachs Financial Square Government Fund - FST Shares
43,860,189	0.185%	$ 43,860,189

TOTAL INVESTMENT COMPANIES (Cost $43,860,189)		$ 43,860,189

TOTAL INVESTMENTS – 125.7% (Cost $401,009,782)		$399,985,585

LIABILITIES IN EXCESS OF OTHER ASSETS – (25.7)%		(81,660,952)

NET ASSETS – 100.0%		$318,324,633

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,182,859, which represents approximately 5.7% of net assets as of December 31, 2015.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $85,891,254 which represents approximately 27.0% of net assets as of December 31, 2015.

(e)	Represents an Affiliated Fund.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	01/13/16	$(5,000,000)	$(5,146,485)
FNMA	3.000	TBA-30yr	02/11/16	(5,000,000)	(4,988,867)
	3.000	TBA-30yr	01/13/16	(7,000,000)	(6,998,359)

TOTAL (Proceeds Receivable: $17,134,355)					$(17,133,711)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	27	March 2016	$4,284,562	$7,618
2 Year U.S. Treasury Notes	(33)	March 2016	(7,168,734)	9,198
5 Year U.S. Treasury Notes	10	March 2016	1,183,203	(423)
10 Year U.S. Treasury Notes	131	March 2016	16,493,719	(43,411)
20 Year U.S. Treasury Bonds	21	March 2016	3,228,750	(26,891)

TOTAL				$(53,909)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$10,100	06/24/21	2.923%	3 month LIBOR	$(9,961)	$127,279
17,330	09/02/22	2.810	3 month LIBOR	17,198	79,799
2,600	06/24/29	3 month LIBOR	3.218%	16,361	(128,719)
4,120	09/02/30	3 month LIBOR	3.005	6,851	(75,209)

TOTAL				$30,449	$3,150

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Tranches of Commercial Mortgage-Backed Index AAA Series 7	7,000	0.500%	01/17/47	0.849%	$(222,536)	$(26,159)
	Tranches of Commercial Mortgage-Backed Index AAA Series 8	3,800	0.500	10/17/57	1.116	(154,317)	(29,970)
Credit Suisse International (London)		5,700	0.500	10/17/57	1.116	(264,191)	(12,239)
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 7	7,500	0.500	01/17/47	0.849	(212,861)	(53,597)
Morgan Stanley & Co. International PLC		10,000	0.500	01/17/47	1.038	(409,719)	54,442
JPMorgan Securities, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 8	8,000	0.500	10/17/57	1.116	(327,657)	(60,316)

TOTAL						$(1,591,281)	$(127,839)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$401,065,485

Gross unrealized gain	2,375,795
Gross unrealized loss	(3,455,695)

Net unrealized security loss	$(1,079,900)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess th

e continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

v. Structured Notes —The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principle value of one designated currency in exchange for other designated currency. Therefore, the entire principle value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transactions, income payments, events of default and maintenance of securities for both repurchase agreements and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by the Funds subject to the Funds’ agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA.

If the buyer defaults on its commitment to sell back the securities, the Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2015:

Dynamic Emerging Markets Debt Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$26,472,987	$—
Corporate Obligations	—	6,170,986	—
Structured Notes	—	1,457,126	—
Municipal Debt Obligations	—	445,627	—
U.S. Treasury Obligations	499,590	—	—
Short-term Investments	—	100,000	—
Total	$499,590	$34,646,726	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$370,703	$—
Futures Contracts	185	—	—
Interest Rate Swap Contracts	—	67,081	—
Credit Default Swap Contracts	—	1,315	—
Non-Deliverable Bond Forward Contracts		211
Total	$185	$439,310	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(323,859)	$—
Futures Contracts	(8,542)	—	—
Interest Rate Swap Contracts	—	(131,105)	—
Credit Default Swap Contracts	—	(9,916)	—
Non-Deliverable Bond Forward Contracts		(15)
Total	$(8,542)	$(464,895)	$—

Emerging Markets Debt

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$657,301,615	$—
Corporate Obligations	—	248,583,490	—
Structured Note	—	3,216,557	—
Municipal Debt Obligations	—	12,433,624	—
U.S. Treasury Obligations	46,654,153	—	—
Short-term Investments	—	19,500,000	—
Total	$46,654,153	$941,035,286	$—
Liabilities
Reverse Repurchase Agreements	$—	$(23,054,415)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$6,228,229	$—
Interest Rate Swap Contracts	—	1,787,504	—
Credit Default Swap Contracts	—	311,733	—
Total	$—	$8,327,466	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(5,041,351)	$—
Futures Contracts	(934,461)	—	—
Interest Rate Swap Contracts	—	(3,520,141)	—
Credit Default Swap Contracts	—	(777,427)	—
Total	$(934,461)	$(9,338,919)	$—

High Yield

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$3,517,536,525	$—
Bank Loans	—	233,707,176	15,731,630
Common Stock and/or Other Equity Investments(b)
North America	5,269,809	3,526,380	39
Warrants	—	318,276	—
Investment Company	227,373,789	—	—
Total	$232,643,598	$3,755,088,357	$15,731,669

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

High Yield (continued)

Investment Type	Level 1	Level 2	Level 3
Liabilities
Reverse Repurchase Agreements	$—	$(88,438,438)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$211,908	$—
Futures Contracts	$691,616	$—	$—
Credit Default Swap Contracts	—	1,213,326	—
Total	$691,616	$1,425,234	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(15,610)	$—
Futures Contracts	(782,419)	—	—
Total	$(782,419)	$(15,610)	$—

High Yield Floating Rate

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$2,654,394,911	$37,053,584
Corporate Obligations	—	283,359,045	—
Asset-Backed Securities	—	7,881,264	—
Investment Company	56,985,206	—	—
Total	$56,985,206	$2,945,635,220	$37,053,584
Liabilities
Reverse Repurchase Agreements	$—	$(1,034,875)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$75,777	$—
Interest Rate Swap Contracts	—	204,978	—
Total	$—	$280,755	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(289,186)	$—

The following is a reconciliation of Level 3 investments for the fiscal year ended December 31, 2015:

Bank Loans
Beginning Balance as of April 1, 2015	$68,540,097
Realized gain (loss)	48,265
Net Change in unrealized gain (loss) relating to instruments still held at reporting date	(11,770,945)
Purchases	12,504,312
Sales	(16,278,449)
Amortization	132,708
Transfers into Level 3	25,386,766
Transfers out of Level 3	(41,509,170)
Ending Balance as of December 31, 2015	$37,053,584

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities transferred in and out of Level 3 were primarily due to pricing of floating rate bank loans based on single broker quotes.

Investment Grade Credit

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$348,002,864	$—
Foreign Debt Obligations	—	23,044,117	—
Municipal Debt Obligations	—	13,398,671	—
U.S. Treasury Obligations	3,533,814	—	—
Total	$3,533,814	$384,445,652	$—

Derivative Type
Assets(a)
Futures Contracts	$182,678	$—	$—
Interest Rate Swap Contracts	—	303,225	—
Credit Default Swap Contracts	—	3,701	—
Total	$182,678	$306,926	$—
Liabilities(a)
Futures Contracts	$(85,947)	$—	$—
Interest Rate Swap Contracts	—	(290,193)	—
Credit Default Swap Contracts	—	(22,149)	—
Total	$(85,947)	$(312,342)	$—

Local Emerging Markets Debt

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$575,345,345	$—
Corporate Obligations	—	33,444,147	—
Structured Notes	—	85,055,078	—
Municipal Debt Obligations	—	5,664,153	—
U.S. Treasury Obligations	38,680,613	—	—
Total	$38,680,613	$699,508,723	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$14,125,660	$—
Futures Contracts	124,298	—	—
Interest Rate Swap Contracts	—	17,020,838	—
Credit Default Swap Contracts	—	19,611	—
Non-Deliverable Bond Forward Contracts	—	52,269	—
Total	$124,298	$31,218,378	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,605,941)	$—
Futures Contracts	(3,420)	—	—
Interest Rate Swap Contracts	—	(20,015,062)	—
Credit Default Swap Contracts	—	(305,564)	—
Cross Currency Swap Contracts	—	(12,567,075)	—
Total	$(3,420)	$(43,493,642)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. Mortgages

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$330,867,884	$—
Asset-Backed Securities	—	23,359,070	—
U.S. Treasury Obligations	1,898,442	—	—
Investment Company	43,860,189	—	—
Total	$45,758,631	$354,226,954	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(17,133,711)	$—

Derivative Type
Assets(a)
Futures Contracts	$16,816	$—	$—
Interest Rate Swap Contracts	—	207,078	—
Credit Default Swap Contracts	—	54,442	—
Total	$16,816	$261,520	$—
Liabilities(a)
Futures Contracts	$(70,725)	$—	$—
Interest Rate Swap Contracts	—	(203,928)	—
Credit Default Swap Contracts	—	(182,281)	—
Total	$(70,725)	$(386,209)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	To adjust for the time difference between local market close and the calculation of NAV. The Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 4, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Dynamic Emerging Markets Debt	$100,000	$100,004	$102,399
Emerging Markets Debt	19,500,000	19,500,698	19,967,754

REPURCHASE AGREEMENTS — At December 31, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Dynamic Emerging Markets Debt	Emerging Markets Debt
BNP Paribas Securities Co.	0.310%	$49,616	$9,675,237
Citigroup Global Markets, Inc.	0.340	39,874	7,775,372
Merrill Lynch & Co., Inc.	0.310	10,510	2,049,391
TOTAL		$100,000	$19,500,000

At December 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.625%	12/28/16
Federal Home Loan Mortgage Corp.	1.000 to 7.500	07/28/17 to 07/01/45
Federal National Mortgage Association	2.000 to 7.500	04/01/16 to 11/01/45
Government National Mortgage Association	3.000 to 6.000	05/15/18 to 10/20/45
United States Treasury Inflation Protected Securities	1.875	07/15/19
United States Treasury Note	1.000	09/30/19
United States Treasury Stripped Securities	0.000	05/15/34 to 11/15/36

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — Each of the Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 25, 2016

*	Print the name and title of each signing officer under his or her signature.